UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22559
                                                    -----------

                      First Trust Exchange-Traded Fund IV
            -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            -------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            -------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: July 31, 2016
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                                     VALUE
------------------------------------------------------------------------
              COMMON STOCKS -- 67.7%
              ELECTRIC UTILITIES -- 16.1%
     164,896  Alliant Energy Corp.                        $    6,637,064
     528,409  American Electric Power Co., Inc.               36,618,744
     145,085  Duke Energy Corp.                               12,417,825
     502,103  Emera, Inc. (CAD)                               18,720,464
     524,535  Eversource Energy                               30,680,052
     665,266  Exelon Corp.                                    24,801,116
     387,460  Fortis, Inc. (CAD)                              12,834,715
     163,680  Hydro One Ltd. (CAD) (a)                         3,250,659
     148,861  IDACORP, Inc.                                   12,035,412
     291,450  NextEra Energy, Inc.                            37,390,120
     228,267  Southern (The) Co.                              12,212,285
     140,138  Xcel Energy, Inc.                                6,163,269
                                                          --------------
                                                             213,761,725
                                                          --------------
              GAS UTILITIES -- 3.8%
      17,441  Atmos Energy Corp.                               1,391,617
     218,482  Chesapeake Utilities Corp.                      13,998,142
     174,732  New Jersey Resources Corp.                       6,507,020
      51,701  ONE Gas, Inc.                                    3,358,497
     549,390  UGI Corp.                                       24,865,391
                                                          --------------
                                                              50,120,667
                                                          --------------
              MULTI-UTILITIES -- 12.7%
     407,391  ATCO Ltd., Class I (CAD)                        15,354,583
     448,492  Canadian Utilities Ltd.,
                 Class A (CAD)                                13,805,303
     281,841  CMS Energy Corp.                                12,733,576
     330,016  National Grid PLC, ADR                          23,909,659
      83,265  NiSource, Inc.                                   2,136,580
     662,433  Public Service Enterprise Group,
                 Inc.                                         30,478,542
     332,409  SCANA Corp.                                     24,910,730
     224,462  Sempra Energy                                   25,112,809
     298,689  WEC Energy Group, Inc.                          19,387,903
                                                          --------------
                                                             167,829,685
                                                          --------------
              OIL, GAS & CONSUMABLE FUELS -- 34.4%
   4,327,213  Enbridge Energy Management, LLC (b)            100,001,892
   1,642,771  Enbridge Income Fund Holdings, Inc. (CAD)       40,891,554
     598,060  Enbridge, Inc.                                  24,598,208
     896,934  Inter Pipeline Ltd. (CAD)                       18,740,367
     382,925  Keyera Corp. (CAD)                              10,992,248
   2,315,392  Kinder Morgan, Inc.                             47,071,919
     659,821  ONEOK, Inc.                                     29,553,383
     934,514  Spectra Energy Corp.                            33,614,469
     620,882  Targa Resources Corp.                           23,134,063
   1,887,420  TransCanada Corp.                               87,481,917
   1,674,161  Williams (The) Cos., Inc.                       40,129,639
                                                          --------------
                                                             456,209,659
                                                          --------------

SHARES/
UNITS         DESCRIPTION                                     VALUE
------------------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 0.7%
     137,650  CorEnergy Infrastructure Trust, Inc.        $    4,049,663
     302,057  InfraREIT, Inc.                                  5,334,327
                                                          --------------
                                                               9,383,990
                                                          --------------
              TOTAL COMMON STOCKS -- 67.7%                   897,305,726
              (Cost $819,954,662)                         --------------

              MASTER LIMITED PARTNERSHIPS -- 26.7%
              CHEMICALS -- 0.1%
      51,345  Westlake Chemical Partners, L.P.                 1,122,402
                                                          --------------
              GAS UTILITIES -- 1.9%
     265,843  AmeriGas Partners, L.P.                         13,262,907
     372,796  Suburban Propane Partners, L.P.                 12,704,888
                                                          --------------
                                                              25,967,795
                                                          --------------
              INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                 PRODUCERS -- 2.5%
   1,050,443  NextEra Energy Partners, L.P. (c)               32,805,335
                                                          --------------
              OIL, GAS & CONSUMABLE FUELS -- 22.2%
     382,568  Alliance Holdings GP, L.P.                       9,732,530
     896,730  Alliance Resource Partners, L.P.                17,262,052
     172,276  Buckeye Partners, L.P.                          12,414,209
     666,356  Columbia Pipeline Partners, L.P.                 9,975,349
     551,886  Enbridge Energy Partners, L.P.                  12,892,057
   1,870,199  Enterprise Products Partners, L.P.              53,244,565
     301,369  EQT Midstream Partners, L.P.                    24,052,260
     530,802  Holly Energy Partners, L.P.                     19,108,872
     163,362  Magellan Midstream Partners, L.P.               11,902,555
     348,109  NGL Energy Partners, L.P.                        6,547,930
     412,612  ONEOK Partners, L.P.                            16,599,381
   1,327,817  Plains All American Pipeline, L.P.              36,992,982
     476,358  Spectra Energy Partners, L.P.                   23,217,689
     295,718  Tallgrass Energy Partners, L.P.                 13,984,504
     370,294  TC PipeLines, L.P.                              20,621,673
     147,574  TransMontaigne Partners, L.P.                    5,956,087
                                                          --------------
                                                             294,504,695
                                                          --------------
              TOTAL MASTER LIMITED PARTNERSHIPS -- 26.7%     354,400,227
              (Cost $325,845,121)                         --------------

              TOTAL INVESTMENTS -- 94.4%                   1,251,705,953
              (Cost $1,145,799,783) (d)
              NET OTHER ASSETS AND
              LIABILITIES -- 5.6%                             74,936,846
                                                          --------------
              NET ASSETS -- 100.0%                        $1,326,642,799
                                                          ==============


                        See Notes to Portfolio of Investments

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

JULY 31, 2016 (UNAUDITED)


(a) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b) Non-income producing security which makes payment-in-kind ("PIK") distributions. For the fiscal year-to-date period (November 1, 2015 to July 31, 2016), the Fund received 279,768 PIK shares of Enbridge Energy Management, LLC.

(c) NextEra Energy Partners, L.P. is taxed as a "C" corporation for federal income tax purposes.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $146,572,981 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $40,666,811.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2      LEVEL 3
                    -----------------------------------------
Common Stocks*      $  897,305,726    $      --    $       --
Master Limited
  Partnerships*        354,400,227           --            --
                    -----------------------------------------
Total Investments   $1,251,705,953    $      --    $       --
                    =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           JULY 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust North American Energy Infrastructure Fund (the "Fund"), which trades under the ticker "EMLP" on the NYSE Arca, Inc.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           JULY 31, 2016 (UNAUDITED)


      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (a)    MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 86.6%

                AEROSPACE & DEFENSE -- 1.1%
$      400,000  B/E Aerospace, Inc., Term Loan B........................      3.75%       12/16/21    $      402,200
       947,368  Transdigm, Inc., Delayed Draw Term Loan.................      3.75%       06/15/23           941,580
     1,995,195  Transdigm, Inc., Term Loan E............................      3.75%       05/14/22         1,986,216
       983,893  Transdigm, Inc., Term Loan F - Extended.................      3.75%       06/15/23           976,514
     1,052,632  Transdigm, Inc., Term Loan F - Funded...................      3.75%       06/15/23         1,046,200
                                                                                                      --------------
                                                                                                           5,352,710
                                                                                                      --------------

                AGRICULTURAL PRODUCTS -- 0.2%
       748,087  Darling International, Inc., Term B USD Loan............      3.25%       01/06/21           749,957
                                                                                                      --------------

                ALTERNATIVE CARRIERS -- 0.8%
     1,000,000  Level 3 Financing, Inc., Term Loan B-3..................      4.00%       08/01/19         1,002,500
     1,420,000  Level 3 Financing, Inc., Tranche B 2020 Term Loan.......      4.00%       01/15/20         1,425,680
     1,517,837  Level 3 Financing, Inc., Tranche B-II 2022 Term Loan....      3.50%       05/31/22         1,521,631
                                                                                                      --------------
                                                                                                           3,949,811
                                                                                                      --------------

                APPAREL RETAIL -- 0.5%
     2,756,219  Neiman Marcus Group, (The), Inc. .......................      4.25%       10/25/20         2,595,283
                                                                                                      --------------

                APPLICATION SOFTWARE -- 1.5%
     2,079,000  Epicor Software Corp., Term B Loan......................      4.75%       06/01/22         2,058,730
     2,565,903  Infor (US), Inc., Tranche B-5 Term Loan.................      3.75%       06/03/20         2,533,828
     1,412,404  Informatica Corp. (Ithacalux S.A.R.L.), Dollar Term
                   Loan.................................................      4.50%       08/05/22         1,392,108
     1,224,138  Mitchell International, Inc., Initial Term Loan.........      4.50%       10/13/20         1,219,168
       188,664  Triple Point Technologies, Inc., Term Loan B............      5.25%       07/10/20           165,317
                                                                                                      --------------
                                                                                                           7,369,151
                                                                                                      --------------

                ASSET MANAGEMENT & CUSTODY BANKS -- 0.4%
       549,462  Guggenheim Partners Investment Management Holdings LLC,
                   Initial Term Loan....................................      4.25%       07/22/20           551,353
       954,038  Hamilton Lane Advisors LLC, Initial Term Loan...........      4.25%       07/08/22           953,447
       400,000  Victory Capital Holdings (VCH Holdings LLC), Incremental
                   Term Loan............................................      8.50%       10/31/21           391,252
                                                                                                      --------------
                                                                                                           1,896,052
                                                                                                      --------------

                AUTO PARTS & EQUIPMENT -- 0.4%
     1,519,000  Cooper Standard Holdings (CS Intermediate Holdco 2 LLC),
                   Term Loan............................................      4.00%       04/04/21         1,522,160
       321,717  Tower Automotive Holdings USA LLC, Initial Term Loan
                   (2014)...............................................      4.00%       04/23/20           320,510
                                                                                                      --------------
                                                                                                           1,842,670
                                                                                                      --------------

                AUTOMOTIVE RETAIL -- 0.1%
       688,971  KAR Auction Services, Inc., Tranche B-3 Term Loan.......      4.25%       03/09/23           694,428
                                                                                                      --------------

                BROADCASTING -- 2.5%
       724,750  Media General, Inc., Term Loan B........................      4.00%       07/31/20           724,678
       159,764  Tribune Media Co., Term B Loan..........................      3.75%       12/27/20           159,963
     1,724,002  Univision Communications, Inc., 2013 Incremental Term
                   Loan.................................................      4.00%       03/01/20         1,721,571
     9,469,453  Univision Communications, Inc., Replacement First-Lien
                   Term Loan............................................      4.00%       03/01/20         9,463,582
                                                                                                      --------------
                                                                                                          12,069,794
                                                                                                      --------------

                BUILDING PRODUCTS -- 1.1%
     5,363,047  Quikrete Holdings, Inc., Initial Loan (First Lien)......      4.00%       09/28/20         5,373,934
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (a)    MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                CABLE & SATELLITE -- 2.2%
$    1,497,500  Cequel Communications LLC (Altice US Finance I Corp.),
                   Initial Term Loan....................................      4.25%       12/14/22    $    1,500,315
     5,486,250  CSC Holdings, Inc. (Neptune Finco Corp.), Initial Term
                   Loan.................................................      5.00%       10/09/22         5,519,168
     3,600,000  UPC Financing Partnership, Term Loan AN.................      4.08%       07/25/24         3,586,500
                                                                                                      --------------
                                                                                                          10,605,983
                                                                                                      --------------

                CASINOS & GAMING -- 5.9%
     8,941,407  Amaya Holdings B.V., Initial Term B Loan (First Lien)...      5.00%       08/01/21         8,829,638
     4,453,244  Caesars Growth Partners LLC, Term B Loan (First Lien)...      6.25%       05/08/21         4,241,715
     7,013,146  CityCenter Holdings LLC , Term B Loan...................      4.25%       10/16/20         7,042,391
       613,846  MGM Growth Properties Operating Partnership LP, Term
                   Loan B...............................................      4.00%       04/25/23           617,941
       230,637  ROC Finance LLC, Funded Term B Loan.....................      5.00%       06/20/19           222,422
     7,300,000  Station Casinos, Inc., Term Loan B......................      3.75%       05/31/23         7,302,263
                                                                                                      --------------
                                                                                                          28,256,370
                                                                                                      --------------

                COAL & CONSUMABLE FUELS -- 0.0%
       487,403  Arch Coal, Inc., Term Loan (c) (d)......................      7.50%       05/16/18           217,504
                                                                                                      --------------

                CONSTRUCTION MATERIALS -- 0.1%
       346,500  Summit Materials, Inc., Restatement Effective Date Term
                   Loans................................................      4.00%       07/15/22           346,826
                                                                                                      --------------

                CONSUMER FINANCE -- 0.2%
       141,849  Altisource Solutions S.A.R.L. , Term B Loan.............      4.50%       12/09/20           119,153
     1,046,015  Walter Investment Management Corp., Tranche B Term
                   Loan.................................................      4.75%       12/18/20           862,963
                                                                                                      --------------
                                                                                                             982,116
                                                                                                      --------------

                DISTRIBUTORS -- 0.5%
     2,604,937  HD Supply, Inc., Term Loan..............................      3.75%       08/13/21         2,615,357
                                                                                                      --------------

                DIVERSIFIED CHEMICALS -- 0.2%
     1,184,992  Ineos US Finance LLC, 2022 Dollar Term Loan.............      4.25%       03/31/22         1,183,322
                                                                                                      --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.2%
       997,449  Brickman Group Holdings, Inc, Initial Term Loan (First
                   Lien)................................................      4.00%       12/18/20           993,399
       182,653  SMG Holdings, Inc., Term Loan B.........................  4.50% - 6.00%   02/27/20           177,173
                                                                                                      --------------
                                                                                                           1,170,572
                                                                                                      --------------

                EDUCATION SERVICES -- 0.0%
       123,125  Bright Horizons Family Solutions, Inc., Term B-1 Loan...  4.25% - 5.75%   01/30/20           123,279
                                                                                                      --------------

                ELECTRIC UTILITIES -- 0.9%
       300,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2014
                   Term Loan (Non-Extending) (c) (d)....................      4.94%       10/10/14            98,625
     3,403,714  TXU (Texas Competitive Electric Holdings Co. LLC), DIP
                   Term Loan B (c)......................................      5.00%       10/31/17         3,409,399
       776,286  TXU (Texas Competitive Electric Holdings Co. LLC), DIP
                   Term Loan C (c)......................................      5.00%       10/31/17           777,582
                                                                                                      --------------
                                                                                                           4,285,606
                                                                                                      --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.4%
       147,750  PSSI (Packers Holdings LLC), Term B Loan................      5.00%       12/02/21           148,119
       934,362  ServiceMaster Co., Initial Term Loan....................      4.25%       07/01/21           937,577
       780,000  WTG Holdings III Corp. (EWT Holdings III Corp.), Term
                   Loan (First Lien)....................................      4.75%       01/15/21           782,925
                                                                                                      --------------
                                                                                                           1,868,621
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (a)    MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                FOOD DISTRIBUTORS -- 0.3%
$    1,200,000  US Foods, Inc., Term Loan B.............................      4.00%       06/30/23    $    1,205,748
                                                                                                      --------------

                FOOD RETAIL -- 2.2%
     8,807,493  Albertsons LLC, New Term Loan B4........................      4.50%       08/25/21         8,847,831
     1,475,352  Albertsons LLC, Term Loan B6............................      4.75%       06/15/23         1,484,263
                                                                                                      --------------
                                                                                                          10,332,094
                                                                                                      --------------

                HEALTH CARE EQUIPMENT -- 2.4%
       780,666  Alere, Inc., Term B Loan................................      4.50%       06/15/22           767,817
     4,995,803  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan....................................      4.25%       06/08/20         4,861,565
       786,591  Hill-Rom Holdings, Term Loan B..........................      3.50%       09/08/22           789,872
     4,934,661  Kinetic Concepts, Inc., Term Loan F.....................      5.00%       11/01/20         4,938,756
                                                                                                      --------------
                                                                                                          11,358,010
                                                                                                      --------------

                HEALTH CARE FACILITIES -- 4.3%
       271,724  Acadia Healthcare Co., Inc., Term Loan B1...............      3.75%       02/11/22           271,384
       995,000  Acadia Healthcare Co., Inc., Tranche B-2 Term Loan......      4.50%       02/16/23           997,488
     5,788,093  CHS/Community Health Systems, Inc., Incremental 2021
                   Term H Loan..........................................      4.00%       01/27/21         5,713,947
     1,608,750  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B.....      4.00%       05/15/22         1,602,717
       721,368  HCA, Inc., Tranche B-4 Term Loan........................      3.38%       05/01/18           723,070
     6,352,107  Kindred Healthcare, Inc., New Term Loan.................      4.25%       04/09/21         6,304,467
     5,181,967  Select Medical Corp., Term Loan F.......................  6.00% - 7.50%   02/28/21         5,220,832
                                                                                                      --------------
                                                                                                          20,833,905
                                                                                                      --------------

                HEALTH CARE SERVICES -- 5.4%
     1,184,023  21st Century Oncology, Inc., Tranche B Term Loan........      7.00%       04/30/22         1,111,501
     1,485,000  Air Medical Group Holdings, Inc., Initial Term Loan.....      4.25%       04/28/22         1,459,013
     2,681,505  CareCore National LLC, Term Loan........................      5.50%       03/05/21         2,601,060
     1,396,500  CHG Healthcare Services, Inc., Term Loan B..............      4.75%       05/31/23         1,400,871
     2,468,750  Curo Health Services Holdings, Inc., Term B Loan (First
                   Lien)................................................      6.50%       02/07/22         2,462,578
     1,492,500  Envision Healthcare Corp. (Emergency Medical Services
                   Corp.), Tranche B-2 Term Loan........................      4.50%       10/28/22         1,496,978
       800,000  ExamWorks Group, Inc., Term Loan B......................      4.75%       08/31/23           803,504
     3,280,540  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                   (First Lien).........................................      5.25%       07/01/21         2,813,063
     3,021,026  Surgery Centers Holdings, Inc., Initial Term Loan
                   (First Lien).........................................      5.25%       11/03/20         3,032,355
     1,810,417  Surgical Care Affiliates LLC, Initial Term Loan.........      4.25%       03/17/22         1,817,206
     3,986,887  Team Health, Inc., Term Loan B..........................      3.75%       11/23/22         3,996,854
     3,004,783  U.S. Renal Care, Inc., Term Loan B......................      5.25%       12/30/22         2,974,735
                                                                                                      --------------
                                                                                                          25,969,718
                                                                                                      --------------

                HEALTH CARE SUPPLIES -- 0.1%
       238,825  Convatec Inc., Term Loan B..............................      4.25%       06/30/20           239,023
                                                                                                      --------------

                HEALTH CARE TECHNOLOGY -- 0.6%
     2,856,811  Connolly Holdings, Inc. (Cotiviti Corp.), Term Loan B...      4.50%       05/14/21         2,862,182
                                                                                                      --------------

                HOMEFURNISHING RETAIL -- 1.1%
     5,011,003  Serta Simmons Holdings LLC, Term Loan B.................      4.25%       10/01/19         5,032,300
                                                                                                      --------------

                HOTELS, RESORTS & CRUISE LINES -- 2.3%
    10,946,382  Hilton Worldwide Finance LLC, Initial Term Loan.........      3.50%       10/25/20        10,971,668
                                                                                                      --------------

                HOUSEHOLD PRODUCTS -- 0.1%
       456,440  Spectrum Brands, Inc., USD Term Loan....................  3.50% - 5.25%   06/23/22           458,079
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (a)    MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HYPERMARKETS & SUPER CENTERS -- 2.0%
$      728,758  BJ's Wholesale Club, Inc., 2013 (November) Replacement
                   Loan (Second Lien)...................................      8.50%       03/26/20    $      722,200
     8,926,293  BJ's Wholesale Club, Inc., New 2013 (November)
                   Replacement Loan (First Lien)........................      4.50%       09/26/19         8,905,227
                                                                                                      --------------
                                                                                                           9,627,427
                                                                                                      --------------

                INSURANCE BROKERS -- 1.5%
       453,175  Amwins Group LLC, Term Loan B...........................      4.75%       09/06/19           454,874
     1,756,243  Confie Seguros Holding II Co., Term B Loan (First
                   Lien)................................................      5.75%       11/09/18         1,736,117
     2,326,628  HUB International Ltd., Initial Term Loan (New).........      4.00%       10/02/20         2,319,554
       395,000  Hyperion Finance S.A.R.L., Initial Term Loan............      5.50%       04/29/22           380,188
     1,948,989  National Financial Partners Corp., 2014 Specified
                   Refinancing Term Loan................................      4.50%       07/01/20         1,944,116
       339,520  USI, Inc. (Compass Investors, Inc.), Initial Term
                   Loan.................................................      4.25%       12/27/19           338,566
                                                                                                      --------------
                                                                                                           7,173,415
                                                                                                      --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 1.8%
     5,198,041  Numericable U.S. LLC (Altice France S.A.), USD Term
                   Loan B-6.............................................      4.75%       02/10/23         5,200,224
     3,320,402  Numericable U.S. LLC (Altice France S.A.), USD Term
                   Loan B-7.............................................      5.00%       01/15/24         3,323,722
                                                                                                      --------------
                                                                                                           8,523,946
                                                                                                      --------------

                LEISURE FACILITIES -- 0.8%
     2,075,755  ClubCorp Club Operations, Inc. , Term Loan B............      4.25%       12/08/22         2,084,847
       742,932  Life Time Fitness, Inc., Closing Date Term Loan.........      4.25%       06/10/22           740,918
     1,120,037  Planet Fitness Holdings LLC, Term Loan..................      4.50%       03/31/21         1,122,837
                                                                                                      --------------
                                                                                                           3,948,602
                                                                                                      --------------

                LIFE SCIENCES TOOLS & SERVICES -- 3.5%
     4,271,359  Immucor, Inc., Term B-2 Loan............................      5.00%       08/19/18         4,132,540
     2,850,317  InVentiv Health, Inc., Term B-4 Loan....................      7.75%       05/15/18         2,850,317
       403,632  Millennium Laboratories LLC (New Millennium Holdco.),
                   Closing Date Term Loan...............................      7.50%       12/21/20           284,560
     3,524,022  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub,
                   Inc.), Initial Term Loan ............................      4.75%       06/30/21         3,408,011
     5,049,039  Pharmaceutical Product Development, Inc., Initial Term
                   Loan.................................................      4.25%       08/18/22         5,045,252
       992,500  Sterigenics International (STHI Intermediate Holding
                   Corp.), Initial Term Loan ...........................      4.25%       05/16/22           987,538
                                                                                                      --------------
                                                                                                          16,708,218
                                                                                                      --------------

                MANAGED HEALTH CARE -- 0.7%
     3,428,829  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term
                   Loan B...............................................      5.00%       06/15/23         3,463,117
                                                                                                      --------------

                METAL & GLASS CONTAINERS -- 1.0%
     1,020,089  Anchor Glass Container Corp., Term B Loan...............      4.75%       07/01/22         1,022,639
     1,159,455  Ardagh Holdings USA, Inc. (Ardagh Packaging Finance
                   S.A.), New Term Loan.................................      4.00%       12/17/19         1,161,635
     2,590,515  Berlin Packaging LLC, Initial Term Loan (First Lien)....      4.50%       10/01/21         2,590,515
                                                                                                      --------------
                                                                                                           4,774,789
                                                                                                      --------------

                MOVIES & ENTERTAINMENT -- 0.8%
       215,042  AMC Entertainment, Inc., Term Loan B....................      4.00%       12/10/22           216,319


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (a)    MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                MOVIES & ENTERTAINMENT (CONTINUED)
$      394,000  Creative Artists Agency LLC (CAA Holdings LLC), Term
                   Loan B...............................................      5.00%       12/17/21    $      394,493
     3,096,141  Formula One (Delta 2 Lux S.A.R.L.), Facility B3 (USD)...      4.75%       07/30/21         3,059,390
       366,064  WME IMG Worldwide, Inc., Term Loan (First Lien).........      5.25%       05/06/21           365,515
                                                                                                      --------------
                                                                                                           4,035,717
                                                                                                      --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
       400,000  American Energy Marcellus Holdings LLC (Ascent Resources
                   - Marcellus LLC), Initial Loan (First Lien)..........      5.25%       08/04/20           197,600
       361,111  American Energy Marcellus Holdings LLC (Ascent Resources
                   - Marcellus LLC), Initial Loan (Second Lien).........      8.50%       08/04/21            37,917
                                                                                                      --------------
                                                                                                             235,517
                                                                                                      --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 2.1%
     6,610,029  First Data Corp., 2021 New Dollar Term Loan.............      4.49%       03/24/21         6,639,972
     3,200,000  Wex, Inc., Term Loan B..................................      4.25%       06/30/23         3,216,992
                                                                                                      --------------
                                                                                                           9,856,964
                                                                                                      --------------

                PACKAGED FOODS & MEATS -- 2.7%
     1,664,286  B&G Foods, Inc., Tranche B Term Loan....................      3.75%       11/02/22         1,672,091
     9,403,278  New HB Acquisition LLC, Term B Loan (First Lien)........      4.50%       08/03/22         9,432,711
     1,757,491  New HB Acquisition LLC, Term B Loan (Second Lien).......      8.50%       08/03/23         1,755,294
                                                                                                      --------------
                                                                                                          12,860,096
                                                                                                      --------------

                PAPER PACKAGING -- 1.6%
     7,614,636  Reynolds Group Holdings, Inc., Term Loan B..............      4.25%       01/14/23         7,618,748
                                                                                                      --------------

                PHARMACEUTICALS -- 6.5%
     1,128,313  Akorn, Inc., Loan.......................................      5.25%       04/16/21         1,136,776
       521,354  AMAG Pharmaceuticals, Inc., Initial Term Loan...........      4.75%       08/17/21           520,051
     2,106,787  Amneal Pharmaceuticals LLC, Term Loan B.................  4.50% - 6.00%   11/01/19         2,105,481
       653,335  Catalent Pharma Solutions, Inc., Dollar Term Loan.......      4.25%       05/20/21           655,321
     7,757,529  Concordia Healthcare Corp., Initial Dollar Term Loan....      5.25%       10/21/21         7,582,985
     7,318,237  Endo Pharmaceuticals Holdings, Inc., 2015 Incremental
                   Term B Loan..........................................      3.75%       06/27/22         7,235,907
     3,028,445  Horizon Pharma, Inc., Term Loan B.......................      4.50%       04/30/21         3,020,874
       588,000  Patheon, Inc (JLL/Delta Dutch Newco B.V.), Initial
                   Dollar Term Loan.....................................      4.25%       03/11/21           585,430
     8,463,792  Valeant Pharmaceuticals International, Inc., Series F-1
                   Tranche B Term Loan..................................      5.00%       04/01/22         8,399,467
                                                                                                      --------------
                                                                                                          31,242,292
                                                                                                      --------------

                PROPERTY & CASUALTY INSURANCE -- 0.2%
       379,108  Cunningham Lindsey U.S., Inc., Initial Term Loan (First
                   Lien)................................................      5.00%       12/10/19           304,235
       600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                   (Second Lien)........................................      6.75%       02/28/22           588,000
                                                                                                      --------------
                                                                                                             892,235
                                                                                                      --------------

                REAL ESTATE SERVICES -- 1.5%
     6,920,968  DTZ Worldwide Ltd., 2015-1 Additional Term Loan.........      4.25%       11/04/21         6,871,968
       442,900  Realogy Corp., Term Loan B..............................      3.75%       07/07/22           445,114
                                                                                                      --------------
                                                                                                           7,317,082
                                                                                                      --------------

                RESEARCH & CONSULTING SERVICES -- 3.6%
     8,090,738  Acosta, Inc., Term Loan B...............................      4.25%       09/26/21         7,918,809


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (a)    MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                RESEARCH & CONSULTING SERVICES (CONTINUED)
$    7,964,259  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien).........................................      4.25%       07/23/21    $    7,920,136
       402,431  Information Resources, Inc., Term Loan..................      4.75%       09/30/20           402,431
     1,188,532  TransUnion LLC, 2015 Term B-2 Loan......................      3.50%       04/09/21         1,187,475
                                                                                                      --------------
                                                                                                          17,428,851
                                                                                                      --------------

                RESTAURANTS -- 2.7%
     2,395,679  Burger King Corp. (1011778 B.C. ULC), Term B-2 Loan.....      3.75%       12/10/21         2,405,166
     1,810,490  Focus Brands, Inc., Refinancing Term Loan (First
                   Lien)................................................      4.25%       02/21/18         1,808,679
     8,192,240  Portillo's Holdings LLC, Term B Loan (First Lien).......      4.75%       08/02/21         8,141,038
       421,071  Red Lobster Management LLC, Initial Term Loan (First
                   Lien)................................................      6.25%       07/28/21           421,775
                                                                                                      --------------
                                                                                                          12,776,658
                                                                                                      --------------

                SECURITY & ALARM SERVICES -- 0.3%
       248,264  Garda World Security Corp., Term B Delayed Draw Loan....  4.00% - 5.50%   11/06/20           245,471
       970,486  Garda World Security Corp., Term Loan B.................  4.00% - 5.50%   10/18/20           959,568
                                                                                                      --------------
                                                                                                           1,205,039
                                                                                                      --------------

                SEMICONDUCTORS -- 4.0%
    11,343,889  Avago Technologies Cayman Ltd., Term B-1 Dollar Loan....      4.25%       02/01/23        11,342,073
       600,000  Micron Technology, Inc., Term Loan......................      6.64%       04/26/22           605,850
     4,621,073  NXP B.V., Tranche B Loan................................      3.75%       12/07/20         4,649,954
     2,350,000  Western Digital Corp., Term Loan B......................      6.25%       04/29/23         2,371,550
                                                                                                      --------------
                                                                                                          18,969,427
                                                                                                      --------------

                SOFT DRINKS -- 1.4%
     6,442,400  Keurig Green Mountain, Inc. (Maple Holdings Acquisition
                   Corp.), Term B USD Loan..............................      5.25%       03/03/23         6,482,665
                                                                                                      --------------

                SPECIALIZED CONSUMER SERVICES -- 1.6%
       748,087  Aramark Corp., Term Loan F..............................      3.25%       02/24/21           749,254
     4,298,477  Asurion LLC, Incremental Tranche B-1 Term Loan..........      5.00%       05/24/19         4,302,947
     2,468,472  Asurion LLC, Incremental Tranche B-4 Term Loan..........      5.00%       08/04/22         2,471,040
       352,941  Asurion LLC, Term Loan (Second Lien)....................      8.50%       03/03/21           349,486
                                                                                                      --------------
                                                                                                           7,872,727
                                                                                                      --------------

                SPECIALIZED FINANCE -- 0.6%
     1,389,500  AlixPartners LLP, Initial Term Loan.....................      4.50%       07/15/22         1,392,974
     1,656,761  Duff & Phelps Corp., Initial Term Loan..................      4.75%       04/23/20         1,652,619
                                                                                                      --------------
                                                                                                           3,045,593
                                                                                                      --------------

                SPECIALTY CHEMICALS -- 0.3%
     1,279,321  Platform Specialty Products Corp. (fka: Macdermid,
                   Inc.), Tranche B-2 Term Loan.........................      5.50%       06/07/20         1,277,721
       264,000  Trinseo Materials Operating S.C.A., Term Loan B.........      4.25%       10/13/21           264,742
                                                                                                      --------------
                                                                                                           1,542,463
                                                                                                      --------------

                SPECIALTY STORES -- 2.8%
       688,691  Dollar Tree, Inc., DLTR Term Loan B (First Lien) USD....      3.50%       05/26/22           692,135
       595,467  Party City Holdings, Inc., Term Loan....................      4.25%       08/06/22           594,973
    10,624,159  PetSmart, Inc., Tranche B-1 Loan........................      4.25%       03/11/22        10,638,394
       487,585  Toys "R" US-Delaware, Inc., Term B-2 Loan...............      5.25%       05/25/18           459,549
     1,285,465  Toys "R" US-Delaware, Inc., Term B4 Loan................      9.75%       04/25/20         1,107,107
                                                                                                      --------------
                                                                                                          13,492,158
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (a)    MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SYSTEMS SOFTWARE -- 2.1%
$      205,712  Applied Systems, Inc., Initial Term Loan (First Lien)...      4.00%       01/25/21    $      205,917
       218,154  Applied Systems, Inc., Initial Term Loan (Second
                   Lien)................................................      7.50%       01/24/22           218,335
     1,191,000  Blue Coat Systems, Inc., Initial Term Loan..............      6.00%       05/20/22         1,190,440
     5,434,123  BMC Software Finance, Inc., Initial US Term Loan........      5.00%       09/10/20         4,983,092
       693,750  Compuware Corp., Term Loan B............................      6.25%       12/31/19           684,787
       494,911  SS&C Technologies Holdings, Inc., Term B-1 Loan.........      4.00%       07/08/22           497,386
        64,122  SS&C Technologies Holdings, Inc., Term B-2 Loan.........      4.00%       07/08/22            64,442
     2,400,000  Vertafore, Inc., Term Loan B............................      4.75%       06/30/23         2,403,432
                                                                                                      --------------
                                                                                                          10,247,831
                                                                                                      --------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 2.4%
    11,333,333  Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B.......      4.00%       06/15/22        11,335,940
                                                                                                      --------------

                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS...........................................     415,489,590
                (Cost $417,249,705)                                                                   --------------

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY         VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS -- 7.8%

                AGRICULTURAL PRODUCTS -- 0.4%
     2,000,000  Darling Ingredients, Inc. ..............................      5.38%       01/15/22         2,080,000
                                                                                                      --------------

                ALTERNATIVE CARRIERS -- 0.3%
       813,000  Level 3 Communications, Inc. ...........................      5.75%       12/01/22           851,618
       500,000  Level 3 Financing, Inc. ................................      5.13%       05/01/23           516,875
                                                                                                      --------------
                                                                                                           1,368,493
                                                                                                      --------------

                APPLICATION SOFTWARE -- 0.1%
       500,000  Infor US, Inc. .........................................      6.50%       05/15/22           497,500
                                                                                                      --------------

                AUTO PARTS & EQUIPMENT -- 0.0%
       125,000  MPG Holdco I, Inc. .....................................      7.38%       10/15/22           128,750
                                                                                                      --------------

                BROADCASTING -- 0.3%
       125,000  LIN Television Corp. ...................................      5.88%       11/15/22           130,313
       100,000  Nexstar Broadcasting, Inc. (e)..........................      6.13%       02/15/22           103,375
     1,000,000  Sinclair Television Group, Inc. ........................      6.13%       10/01/22         1,054,999
       215,000  Sinclair Television Group, Inc. (e).....................      5.88%       03/15/26           226,288
                                                                                                      --------------
                                                                                                           1,514,975
                                                                                                      --------------

                CABLE & SATELLITE -- 1.3%
     5,350,000  CCO Holdings LLC / CCO Holdings Capital Corp. ..........      5.75%       01/15/24         5,657,624
       600,000  CCO Holdings LLC / CCO Holdings Capital Corp. (e).......      5.88%       04/01/24           642,000
                                                                                                      --------------
                                                                                                           6,299,624
                                                                                                      --------------

                CASINOS & GAMING -- 0.1%
       600,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                   Properties Finance, Inc. ............................      9.38%       05/01/22           598,500
                                                                                                      --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.1%
       250,000  KB Home.................................................      7.00%       12/15/21           266,250
       250,000  Taylor Morrison Communities, Inc. / Monarch Communities,
                   Inc. (e).............................................      5.88%       04/15/23           258,750
                                                                                                      --------------
                                                                                                             525,000
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY         VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                HEALTH CARE EQUIPMENT -- 0.3%
$       83,000  Alere, Inc. ............................................       6.50%      06/15/20    $       81,963
     1,000,000  Alere, Inc. (e).........................................       6.38%      07/01/23         1,006,250
       300,000  Kinetic Concepts, Inc. / KCI USA, Inc. .................      10.50%      11/01/18           307,875
                                                                                                      --------------
                                                                                                           1,396,088
                                                                                                      --------------

                HEALTH CARE FACILITIES -- 3.2%
     3,165,000  CHS/Community Health Systems, Inc. .....................      6.88%       02/01/22         2,737,724
     1,000,000  HCA, Inc. ..............................................      5.38%       02/01/25         1,043,130
     1,750,000  Kindred Healthcare, Inc. ...............................      8.00%       01/15/20         1,798,125
       250,000  LifePoint Health, Inc. .................................      5.50%       12/01/21           263,023
     1,500,000  Select Medical Corp. ...................................      6.38%       06/01/21         1,491,570
       170,000  Tenet Healthcare Corp. .................................      6.00%       10/01/20           180,617
     7,750,000  Tenet Healthcare Corp. .................................      8.13%       04/01/22         8,040,624
                                                                                                      --------------
                                                                                                          15,554,813
                                                                                                      --------------

                HEALTH CARE SERVICES -- 0.2%
       761,000  Surgical Care Affiliates, Inc. (e)......................      6.00%       04/01/23           795,245
                                                                                                      --------------

                HOMEFURNISHING RETAIL -- 0.1%
       500,000  Serta Simmons Bedding LLC (e)...........................      8.13%       10/01/20           525,000
                                                                                                      --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
       350,000  NRG Energy, Inc. .......................................      7.88%       05/15/21           364,875
                                                                                                      --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%
       110,000  Frontier Communications Corp. ..........................      6.25%       09/15/21           107,525
                                                                                                      --------------

                LIFE SCIENCES TOOLS & SERVICES -- 0.4%
     2,375,000  Crimson Merger Sub, Inc. (e)............................      6.63%       05/15/22         2,030,625
                                                                                                      --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.1%
       300,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. .......................................      6.13%       03/01/22           282,936
                                                                                                      --------------

                PACKAGED FOODS & MEATS -- 0.3%
     1,164,000  JBS USA LLC / JBS USA Finance, Inc. (e).................      5.88%       07/15/24         1,164,000
       125,000  Post Holdings, Inc. (e).................................      6.75%       12/01/21           133,750
       150,000  Post Holdings, Inc. (e).................................      7.75%       03/15/24           166,688
                                                                                                      --------------
                                                                                                           1,464,438
                                                                                                      --------------

                PAPER PACKAGING -- 0.1%
       250,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                   LLC / Reynolds Group Issuer Lu (e) (f)...............      4.13%       07/15/21           252,500
                                                                                                      --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.1%
       209,000  BlueLine Rental Finance Corp. (e).......................      7.00%       02/01/19           193,325
                                                                                                      --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
       250,000  Sprint Communications, Inc. (e).........................      9.00%       11/15/18           271,875
       625,000  T-Mobile USA, Inc. .....................................      6.73%       04/28/22           657,031
       150,000  T-Mobile USA, Inc. .....................................      6.00%       03/01/23           159,149
       500,000  T-Mobile USA, Inc. .....................................      6.63%       04/01/23           538,525
                                                                                                      --------------
                                                                                                           1,626,580
                                                                                                      --------------
                TOTAL CORPORATE BONDS ..............................................................      37,606,792
                (Cost $37,961,634)                                                                    --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY         VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
FOREIGN CORPORATE BONDS -- 0.8%

                AEROSPACE & DEFENSE -- 0.1%
$      334,000  Bombardier, Inc. (e)....................................      5.50%       09/15/18    $      338,175
       250,000  Bombardier, Inc. (e)....................................      7.75%       03/15/20           254,750
                                                                                                      --------------
                                                                                                             592,925
                                                                                                      --------------

                ALTERNATIVE CARRIERS -- 0.1%
       600,000  Intelsat Luxembourg SA..................................      6.75%       06/01/18           372,000
                                                                                                      --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.2%
     1,000,000  SFR Group SA (e)........................................      6.00%       05/15/22           978,750
                                                                                                      --------------

                METAL & GLASS CONTAINERS -- 0.1%
        62,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (e).............................................      6.25%       01/31/19            63,705
       373,588  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (e).............................................      7.00%       11/15/20           377,324
                                                                                                      --------------
                                                                                                             441,029
                                                                                                      --------------

                PHARMACEUTICALS -- 0.2%
       552,000  Capsugel SA (e) (g).....................................      7.00%       05/15/19           558,900
       250,000  Mallinckrodt International Finance SA / Mallinckrodt CB
                   LLC (e)..............................................      5.63%       10/15/23           241,250
       350,000  Valeant Pharmaceuticals International, Inc. (e).........      5.38%       03/15/20           313,907
                                                                                                      --------------
                                                                                                           1,114,057
                                                                                                      --------------

                RESTAURANTS -- 0.0%
       100,000  1011778 B.C. ULC / New Red Finance, Inc. (e)............      6.00%       04/01/22           105,125
                                                                                                      --------------

                SECURITY & ALARM SERVICES -- 0.1%
       500,000  Garda World Security Corp. (e)..........................      7.25%       11/15/21           432,500
                                                                                                      --------------

                TOTAL FOREIGN CORPORATE BONDS.......................................................       4,036,386
                (Cost $4,374,457)                                                                     --------------

    SHARES                                          DESCRIPTION                                            VALUE
--------------  ------------------------------------------------------------------------------------  --------------
COMMON STOCKS -- 0.0%

                LIFE SCIENCES TOOLS & SERVICES -- 0.0%
        11,850  New Millennium Holdco, Inc. (h) (i).................................................          51,352
                                                                                                      --------------
                TOTAL COMMON STOCKS.................................................................          51,352
                (Cost $59,250)                                                                        --------------

RIGHTS -- 0.0%

                LIFE SCIENCES TOOLS & SERVICES -- 0.0%
             1  New Millennium Holdco, Inc., Corporate Claim Trust (h) (i) (j) (k)..................               0
             1  New Millennium Holdco, Inc., Lender Claim Trust (h) (i) (j) (k).....................               0
                                                                                                      --------------
                TOTAL RIGHTS........................................................................               0
                (Cost $0)                                                                             --------------

MONEY MARKET FUNDS -- 6.7%

    32,168,765  Morgan Stanley Institutional Liquidity Fund - Treasury
                   Portfolio - Institutional Class - 0.21% (l)......................................      32,168,765
                (Cost $32,168,765)                                                                    --------------
                TOTAL INVESTMENTS -- 101.9%.........................................................     489,352,885
                (Cost $491,813,811) (m)
                NET OTHER ASSETS AND LIABILITIES -- (1.9)%..........................................      (9,247,030)
                                                                                                      --------------
                NET ASSETS -- 100.0%................................................................  $  480,105,855
                                                                                                      ==============


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2016 (UNAUDITED)


-----------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at July 31, 2016. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c)   This issuer has filed for protection in federal bankruptcy court.

(d) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2016, securities noted as such amounted to $11,434,057 or 2.4% of net assets.

(f) Floating or variable rate security. The interest rate shown reflects the rate in effect at July 31, 2016.

(g) These notes are Payment-in-Kind ("PIK") Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 7.000% per annum ("Cash Interest Rate") and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2015 through July 31, 2016), this security paid all of its interest in cash.

(h)   Non-income producing security.

(i) On December 21, 2015, Millennium Health, LLC completed a Bankruptcy Plan of Reorganization. As part of the Bankruptcy Plan of Reorganization, the holders of Millennium Laboratories LLC, Tranche B Term Loan received a portion of a new term loan and a pro rata share of the newly issued common equity shares in New Millennium Holdco, Inc., the new company. Each lender was also issued a beneficial interest in the Corporate Claim Trust entitling it, as holder of such beneficial interest, to receive Corporate Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution. In addition, each lender was issued a beneficial interest in the Lender Claim Trust entitling it, as holder of such beneficial interest, to receive Lender Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Lender Causes of Action are available to make such a distribution.

(j) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(k) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2016, securities noted as such amounted to $0 or 0.0% of net assets.

(l)   Interest rate shown reflects yield as of July 31, 2016.

(m) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,608,355 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,069,281.


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2016 (UNAUDITED)


-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               7/31/2016         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Senior Floating-Rate Loan Interests*.......  $  415,489,590   $         --   $  415,489,590   $           --
Corporate Bonds*...........................      37,606,792             --       37,606,792               --
Foreign Corporate Bonds*...................       4,036,386             --        4,036,386               --
Common Stocks*.............................          51,352             --           51,352               --
Rights*....................................              -- **          --               --               -- **
Money Market Funds.........................      32,168,765     32,168,765               --               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $  489,352,885   $ 32,168,765   $  457,184,120   $           --
                                             ==============   ============   ==============   ==============

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

There were no transfers between Level 1 and Level 2.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of July 31, 2016, the Fund transferred Senior Floating-Rate Loan Interests valued at $304,235 from Level 3 to Level 2 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred from Level 3 to Level 2 did so primarily as a result of a change in information obtained from an independent third-party pricing service relating to the market activity of individual Senior Floating-Rate Loan Interests and trading activity in certain Senior Floating-Rate Loan Interests.

Level 3 Rights that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. The Level 3 Rights values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of the Fund's investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2016 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT OCTOBER 31, 2015
   Senior Floating-Rate Loan Interests                       $ 1,413,777
   Rights                                                             --
Net Realized Gain (Loss)
   Senior Floating-Rate Loan Interests                             4,220
   Rights                                                             --
Change in Unrealized Appreciation /(Depreciation)
   Senior Floating-Rate Loan Interests                            19,679
   Rights                                                             --
Purchases
   Senior Floating-Rate Loan Interests                                --
   Rights                                                             -- *
Sales
   Senior Floating-Rate Loan Interests                        (1,133,441)
   Rights                                                             --
Transfers In
   Senior Floating-Rate Loan Interests                                --
   Rights                                                             --
Transfers Out
   Senior Floating-Rate Loan Interests                          (304,235)
   Rights                                                             --
                                                             -----------
ENDING BALANCE AT JULY 31, 2016
   Senior Floating-Rate Loan Interests                                --
   Rights                                                             -- *
                                                             -----------
Total Level 3 holdings                                       $        -- *
                                                             ===========

* Investment is valued at $0.

There was a net change of $0 in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           JULY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), which trades under the ticker "FTSL" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Senior floating-rate loan interests ("Senior Loans")1 in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

1 The terms "security" and "securities" used throughout the Notes to Portfolio of Investments include Senior Loans.

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           JULY 31, 2016 (UNAUDITED)

            7)    reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           JULY 31, 2016 (UNAUDITED)

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2016 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of July 31, 2016.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of July 31, 2016.

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS -- 54.3%

                AEROSPACE & DEFENSE -- 1.2%
$    4,650,000  DigitalGlobe, Inc. (a) (b)..............................      5.25%       02/01/21    $    4,522,125
       100,000  Orbital ATK, Inc. ......................................      5.25%       10/01/21           104,500
       500,000  TransDigm, Inc. (a).....................................      6.38%       06/15/26           516,250
     1,500,000  TransDigm, Inc. ........................................      7.50%       07/15/21         1,590,000
     2,000,000  TransDigm, Inc. ........................................      6.00%       07/15/22         2,074,040
     2,500,000  TransDigm, Inc. ........................................      6.50%       07/15/24         2,609,200
                                                                                                      --------------
                                                                                                          11,416,115
                                                                                                      --------------

                AGRICULTURAL PRODUCTS -- 0.6%
     5,000,000  Darling Ingredients, Inc. (b)...........................      5.38%       01/15/22         5,200,000
     1,182,000  Pinnacle Operating Corp. (c) (d)........................      9.00%       11/15/20           981,060
                                                                                                      --------------
                                                                                                           6,181,060
                                                                                                      --------------

                ALTERNATIVE CARRIERS -- 1.1%
     7,437,000  Level 3 Communications, Inc. (b)........................      5.75%       12/01/22         7,790,258
       500,000  Level 3 Financing, Inc. ................................      5.38%       08/15/22           526,875
       500,000  Level 3 Financing, Inc. ................................      5.13%       05/01/23           516,875
     2,000,000  Level 3 Financing, Inc. ................................      5.38%       01/15/24         2,102,500
                                                                                                      --------------
                                                                                                          10,936,508
                                                                                                      --------------

                APPLICATION SOFTWARE -- 0.6%
       400,000  ACI Worldwide, Inc. (a) (b).............................      6.38%       08/15/20           414,000
       250,000  Infor US, Inc. (a)......................................      5.75%       08/15/20           264,688
     5,400,000  Infor US, Inc. (b)......................................      6.50%       05/15/22         5,373,000
                                                                                                      --------------
                                                                                                           6,051,688
                                                                                                      --------------

                AUTO PARTS & EQUIPMENT -- 0.6%
       425,000  American Axle & Manufacturing, Inc. (b).................      7.75%       11/15/19           481,313
     1,000,000  American Axle & Manufacturing, Inc. ....................      6.63%       10/15/22         1,062,500
       250,000  Dana, Inc. .............................................      5.38%       09/15/21           260,780
     4,035,000  MPG Holdco I, Inc. .....................................      7.38%       10/15/22         4,156,050
                                                                                                      --------------
                                                                                                           5,960,643
                                                                                                      --------------

                AUTOMOTIVE RETAIL -- 0.2%
     1,500,000  Asbury Automotive Group, Inc. ..........................      6.00%       12/15/24         1,545,750
                                                                                                      --------------

                BROADCASTING -- 7.4%
     8,065,000  Gray Television, Inc. (b)...............................      7.50%       10/01/20         8,427,925
    13,350,000  Gray Television, Inc. (a)...............................      5.88%       07/15/26        13,757,174
     1,375,000  LIN Television Corp. ...................................      5.88%       11/15/22         1,433,438
     3,812,000  Nexstar Broadcasting, Inc. (b)..........................      6.88%       11/15/20         4,002,600
     4,200,000  Nexstar Broadcasting, Inc. (a)..........................      6.13%       02/15/22         4,341,750
     9,500,000  Nexstar Escrow Corp. (a)................................      5.63%       08/01/24         9,678,125
       495,000  Sinclair Television Group, Inc. ........................      5.38%       04/01/21           516,656
     2,000,000  Sinclair Television Group, Inc. (b).....................      6.38%       11/01/21         2,110,000
     4,000,000  Sinclair Television Group, Inc. (b).....................      6.13%       10/01/22         4,220,000
     2,500,000  Sinclair Television Group, Inc. (a).....................      5.63%       08/01/24         2,590,625
     1,690,000  Sinclair Television Group, Inc. (a).....................      5.88%       03/15/26         1,778,725
     4,000,000  Tribune Media Co. ......................................      5.88%       07/15/22         4,100,000
    11,152,000  Univision Communications, Inc. (a) (b)..................      6.75%       09/15/22        11,960,520
     2,000,000  Univision Communications, Inc. (a)......................      5.13%       05/15/23         2,065,000
     1,750,000  Univision Communications, Inc. (a)......................      5.13%       02/15/25         1,806,875
                                                                                                      --------------
                                                                                                          72,789,413
                                                                                                      --------------

                BUILDING PRODUCTS -- 0.1%
       500,000  Allegion US Holding Co., Inc. (b).......................      5.75%       10/01/21           525,000


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                BUILDING PRODUCTS (CONTINUED)
$      125,000  American Builders & Contractors Supply Co., Inc. (a)....      5.63%       04/15/21    $      129,688
                                                                                                      --------------
                                                                                                             654,688
                                                                                                      --------------

                CABLE & SATELLITE -- 3.5%
     6,000,000  Altice US Finance I Corp. (a)...........................      5.50%       05/15/26         6,225,000
    12,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (b).......      5.75%       01/15/24        13,218,749
     6,700,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.88%       04/01/24         7,169,000
     1,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.75%       02/15/26         1,057,500
     1,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.50%       05/01/26         1,569,375
     2,000,000  Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (a)............................................      6.38%       09/15/20         2,070,000
     2,000,000  Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (a) (b)........................................      5.13%       12/15/21         2,005,000
     1,000,000  Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (a)............................................      7.75%       07/15/25         1,070,000
       100,000  Mediacom Broadband LLC / Mediacom Broadband Corp. ......      5.50%       04/15/21           103,375
                                                                                                      --------------
                                                                                                          34,487,999
                                                                                                      --------------

                CASINOS & GAMING -- 2.5%
     2,100,000  Boyd Gaming Corp. (a)...................................      6.38%       04/01/26         2,249,625
     1,900,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                   Properties Finance, Inc. ............................      9.38%       05/01/22         1,895,250
       888,000  GLP Capital LP / GLP Financing II, Inc. ................      5.38%       04/15/26           949,050
       250,000  Isle of Capri Casinos, Inc. ............................      5.88%       03/15/21           261,875
     8,600,000  MGM Resorts International (b)...........................      7.75%       03/15/22         9,936,525
     2,200,000  MGM Resorts International (b)...........................      6.00%       03/15/23         2,385,636
     4,585,000  Station Casinos LLC (b).................................      7.50%       03/01/21         4,855,515
     2,000,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)...      5.50%       03/01/25         2,017,500
                                                                                                      --------------
                                                                                                          24,550,976
                                                                                                      --------------

                COMPUTER & ELECTRONICS RETAIL -- 0.3%
     2,850,000  Energizer Holdings, Inc. (a)............................      5.50%       06/15/25         2,917,631
                                                                                                      --------------

                CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.1%
       550,000  Oshkosh Corp. ..........................................      5.38%       03/01/22           575,438
                                                                                                      --------------

                CONSTRUCTION MATERIALS -- 0.0%
       300,000  Summit Materials LLC / Summit Materials Finance Corp. ..      6.13%       07/15/23           303,750
                                                                                                      --------------

                DISTRIBUTORS -- 0.2%
     1,450,000  HD Supply, Inc. (a).....................................      5.75%       04/15/24         1,547,658
                                                                                                      --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 3.1%
     6,000,000  CalAtlantic Group, Inc. ................................      5.25%       06/01/26         6,075,000
     5,810,000  KB Home (b).............................................      7.00%       12/15/21         6,187,650
       500,000  KB Home ................................................      7.63%       05/15/23           525,000
     1,000,000  Meritage Homes Corp. ...................................      7.00%       04/01/22         1,102,500
     3,700,000  PulteGroup, Inc. .......................................      5.50%       03/01/26         3,877,082
     3,000,000  Taylor Morrison Communities, Inc. / Monarch Communities,
                   Inc. (a).............................................      5.88%       04/15/23         3,105,000
     1,275,000  Taylor Morrison Communities, Inc. / Monarch Communities,
                   Inc. (a) (b).........................................      5.25%       04/15/21         1,303,688
     8,210,000  TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (b).......      5.88%       06/15/24         8,497,349
                                                                                                      --------------
                                                                                                          30,673,269
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.0%
$      100,000  Scotts Miracle-Gro (The) Co. (a)........................      6.00%       10/15/23    $      107,250
                                                                                                      --------------

                HEALTH CARE EQUIPMENT -- 1.5%
     1,500,000  Alere, Inc. ............................................      7.25%       07/01/18         1,515,938
     3,834,000  Alere, Inc. (b).........................................      6.50%       06/15/20         3,786,074
     1,750,000  Alere, Inc. (a).........................................      6.38%       07/01/23         1,760,938
     6,950,000  DJO Finco, Inc. / DJO Finance LLC / DJO Finance
                   Corp. (a) (b)........................................      8.13%       06/15/21         6,359,250
       700,000  Hill-Rom Holdings, Inc. (a).............................      5.75%       09/01/23           734,125
       750,000  Kinetic Concepts, Inc. / KCI USA, Inc. .................     10.50%       11/01/18           769,688
                                                                                                      --------------
                                                                                                          14,926,013
                                                                                                      --------------

                HEALTH CARE FACILITIES -- 9.8%
       250,000  Acadia Healthcare Co., Inc. ............................      6.50%       03/01/24           258,905
     7,325,000  CHS/Community Health Systems, Inc. .....................      8.00%       11/15/19         7,077,781
    10,000,000  CHS/Community Health Systems, Inc. (b)..................      6.88%       02/01/22         8,650,000
     1,000,000  HCA, Inc. ..............................................      7.50%       02/15/22         1,137,500
     3,000,000  HCA, Inc. ..............................................      5.88%       05/01/23         3,217,500
    10,780,000  HCA, Inc. (b)...........................................      5.38%       02/01/25        11,244,941
        82,000  HealthSouth Corp. (b)...................................      7.75%       09/15/22            84,702
       250,000  HealthSouth Corp. ......................................      5.13%       03/15/23           252,500
     5,800,000  HealthSouth Corp. ......................................      5.75%       11/01/24         6,046,500
       250,000  HealthSouth Corp. ......................................      5.75%       09/15/25           259,405
    11,750,000  Kindred Healthcare, Inc. ...............................      8.00%       01/15/20        12,073,125
     2,500,000  Kindred Healthcare, Inc. (b)............................      6.38%       04/15/22         2,315,625
     3,000,000  LifePoint Health, Inc. .................................      5.50%       12/01/21         3,156,270
     1,000,000  LifePoint Health, Inc. (a)..............................      5.38%       05/01/24         1,025,000
    10,500,000  Select Medical Corp. (b)................................      6.38%       06/01/21        10,440,990
     1,000,000  Tenet Healthcare Corp. .................................      5.50%       03/01/19           980,000
     1,000,000  Tenet Healthcare Corp. .................................      8.00%       08/01/20         1,021,875
    25,000,000  Tenet Healthcare Corp. (b)..............................      8.13%       04/01/22        25,937,499
     1,000,000  Universal Health Services, Inc. (a).....................      5.00%       06/01/26         1,032,500
                                                                                                      --------------
                                                                                                          96,212,618
                                                                                                      --------------

                HEALTH CARE SERVICES -- 1.0%
     2,700,000  Amsurg Corp. (b)........................................      5.63%       07/15/22         2,845,125
     1,000,000  DaVita, Inc. ...........................................      5.00%       05/01/25         1,013,750
     3,000,000  Envision Healthcare Corp. (a)...........................      5.13%       07/01/22         3,067,500
     3,040,000  Surgical Care Affiliates, Inc. (a)......................      6.00%       04/01/23         3,176,800
                                                                                                      --------------
                                                                                                          10,103,175
                                                                                                      --------------

                HOMEFURNISHING RETAIL -- 2.1%
    16,230,000  Serta Simmons Bedding LLC (a) (b).......................      8.13%       10/01/20        17,041,500
       100,000  Tempur Sealy International, Inc. .......................      5.63%       10/15/23           104,000
     3,450,000  Tempur Sealy International, Inc. (a)....................      5.50%       06/15/26         3,499,611
                                                                                                      --------------
                                                                                                          20,645,111
                                                                                                      --------------

                HOTELS, RESORTS & CRUISE LINES -- 0.7%
     3,600,000  ESH Hospitality, Inc. (a)...............................      5.25%       05/01/25         3,600,000
     1,000,000  FelCor Lodging LP ......................................      5.63%       03/01/23         1,030,000
     2,100,000  FelCor Lodging LP ......................................      6.00%       06/01/25         2,178,750
                                                                                                      --------------
                                                                                                           6,808,750
                                                                                                      --------------

                HOUSEHOLD PRODUCTS -- 0.2%
     2,000,000  Spectrum Brands, Inc. ..................................      6.13%       12/15/24         2,170,000
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
$      500,000  Calpine Corp. ..........................................      5.50%       02/01/24    $      501,250
     3,534,000  NRG Energy, Inc. (b)....................................      7.88%       05/15/21         3,684,195
     1,500,000  NRG Energy, Inc. .......................................      6.25%       07/15/22         1,515,000
                                                                                                      --------------
                                                                                                           5,700,445
                                                                                                      --------------

                INSURANCE BROKERS -- 0.4%
     1,000,000  HUB International Ltd. (a)..............................      7.88%       10/01/21         1,005,000
     2,460,000  USI, Inc. (a)...........................................      7.75%       01/15/21         2,496,900
                                                                                                      --------------
                                                                                                           3,501,900
                                                                                                      --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 1.0%
       685,000  Cincinnati Bell, Inc. (b)...............................      8.38%       10/15/20           713,256
     4,000,000  Frontier Communications Corp. ..........................      7.13%       03/15/19         4,300,000
     1,375,000  Frontier Communications Corp. ..........................      8.88%       09/15/20         1,482,855
       280,000  Frontier Communications Corp. ..........................      6.25%       09/15/21           273,700
     3,075,000  Frontier Communications Corp. (b).......................      8.75%       04/15/22         3,198,000
                                                                                                      --------------
                                                                                                           9,967,811
                                                                                                      --------------

                INTERNET RETAIL -- 0.0%
       250,000  Netflix, Inc. ..........................................      5.88%       02/15/25           268,750
                                                                                                      --------------

                LEISURE FACILITIES -- 0.1%
       775,000  Six Flags Entertainment Corp. (a).......................      5.25%       01/15/21           798,444
                                                                                                      --------------

                LIFE SCIENCES TOOLS & SERVICES -- 1.0%
     4,750,000  Crimson Merger Sub, Inc. (a) (b)........................      6.63%       05/15/22         4,061,250
     2,000,000  inVentiv Health, Inc. (a)...............................      9.00%       01/15/18         2,070,000
     3,100,000  Jaguar Holding Co. II / Pharmaceutical Product
                   Development LLC (a)..................................      6.38%       08/01/23         3,296,230
                                                                                                      --------------
                                                                                                           9,427,480
                                                                                                      --------------

                MANAGED HEALTH CARE -- 1.0%
     2,250,000  Centene Corp. ..........................................      6.13%       02/15/24         2,422,980
     7,250,000  MPH Acquisition Holdings LLC (a)........................      7.13%       06/01/24         7,752,969
                                                                                                      --------------
                                                                                                          10,175,949
                                                                                                      --------------

                METAL & GLASS CONTAINERS -- 0.1%
       795,000  Owens-Brockway Glass Container, Inc. (a)................      5.88%       08/15/23           856,116
                                                                                                      --------------

                MOVIES & ENTERTAINMENT -- 0.8%
     3,000,000  AMC Entertainment, Inc. ................................      5.88%       02/15/22         3,082,500
     1,400,000  AMC Entertainment, Inc. ................................      5.75%       06/15/25         1,407,000
     1,625,000  Cinemark USA, Inc. (b)..................................      4.88%       06/01/23         1,665,625
       500,000  Live Nation Entertainment, Inc. (a).....................      7.00%       09/01/20           520,104
     1,100,000  Live Nation Entertainment, Inc. (a) (b).................      5.38%       06/15/22         1,149,500
       500,000  Regal Entertainment Group ..............................      5.75%       03/15/22           522,500
                                                                                                      --------------
                                                                                                           8,347,229
                                                                                                      --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
     1,000,000  Rice Energy, Inc. ......................................      7.25%       05/01/23         1,007,500
       250,000  Sanchez Energy Corp. ...................................      7.75%       06/15/21           192,500
       125,000  Sanchez Energy Corp. ...................................      6.13%       01/15/23            84,688
                                                                                                      --------------
                                                                                                           1,284,688
                                                                                                      --------------

                OIL & GAS REFINING & MARKETING -- 0.0%
       250,000  CITGO Petroleum Corp. (a)...............................      6.25%       08/15/22           242,500
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                OIL & GAS STORAGE & TRANSPORTATION -- 0.7%
$      885,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. .......................................      6.00%       12/15/20    $      849,600
     2,875,000  Crestwood Midstream Partners,LP0/ Crestwood Midstream
                   Finance Corp. (b)....................................      6.13%       03/01/22         2,711,470
       100,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. .......................................      6.25%       04/01/23            93,500
     1,750,000  Holly Energy Partners LP / Holly Energy Finance
                   Corp. (b)............................................      6.50%       03/01/20         1,802,500
       625,000  Holly Energy Partners LP / Holly Energy Finance
                   Corp. (a)............................................      6.00%       08/01/24           634,375
       312,000  Summit Midstream Holdings LLC / Summit Midstream
                   Finance Corp. .......................................      5.50%       08/15/22           289,380
       196,000  Tesoro Logistics LP / Tesoro Logistics Finance Corp. ...      5.88%       10/01/20           201,390
                                                                                                      --------------
                                                                                                           6,582,215
                                                                                                      --------------

                PACKAGED FOODS & MEATS -- 3.0%
     2,650,000  JBS USA LLC / JBS USA Finance, Inc. (a).................      7.25%       06/01/21         2,749,375
     8,795,000  JBS USA LLC / JBS USA Finance, Inc. (a) (b).............      5.88%       07/15/24         8,794,999
     1,500,000  JBS USA LLC / JBS USA Finance, Inc. (a).................      5.75%       06/15/25         1,470,000
     1,600,000  Pilgrim's Pride Corp. (a)...............................      5.75%       03/15/25         1,628,000
     3,125,000  Post Holdings, Inc. (a).................................      6.75%       12/01/21         3,343,750
     4,750,000  Post Holdings, Inc. ....................................      7.38%       02/15/22         5,091,762
       800,000  Post Holdings, Inc. (a).................................      6.00%       12/15/22           847,000
     1,250,000  Post Holdings, Inc. (a).................................      7.75%       03/15/24         1,389,063
     1,708,000  Post Holdings, Inc. (a).................................      8.00%       07/15/25         1,968,470
     1,650,000  Post Holdings, Inc. (a).................................      5.00%       08/15/26         1,648,969
     1,000,000  TreeHouse Foods, Inc. (a)...............................      6.00%       02/15/24         1,080,000
                                                                                                      --------------
                                                                                                          30,011,388
                                                                                                      --------------

                PAPER PACKAGING -- 0.7%
     6,552,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                   LLC / Reynolds Group Issuer Lu (a) ..................      7.00%       07/15/24         6,936,930
                                                                                                      --------------

                PHARMACEUTICALS -- 0.8%
     5,200,000  Endo Finance LLC (a)....................................      5.75%       01/15/22         4,706,000
     1,000,000  Endo Finance LLC / Endo Finco, Inc. (a) (b).............      7.25%       01/15/22           929,790
     2,000,000  Endo Finance LLC / Endo Finco, Inc. (a).................      5.38%       01/15/23         1,745,000
                                                                                                      --------------
                                                                                                           7,380,790
                                                                                                      --------------

                RESEARCH & CONSULTING SERVICES -- 0.1%
     1,125,000  Nielsen Finance LLC / Nielsen Finance Co. (a)...........      5.00%       04/15/22         1,164,375
                                                                                                      --------------


                SEMICONDUCTORS -- 0.6%
       850,000  Freescale Semiconductor, Inc. (a).......................      6.00%       01/15/22           899,725
     1,350,000  Micron Technology, Inc. (a).............................      7.50%       09/15/23         1,479,519
     3,450,000  Western Digital Corp. (a)...............................      7.38%       04/01/23         3,764,813
                                                                                                      --------------
                                                                                                           6,144,057
                                                                                                      --------------

                SPECIALIZED CONSUMER SERVICES -- 0.2%
     2,000,000  Aramark Services, Inc. (a)..............................      4.75%       06/01/26         2,025,000
                                                                                                      --------------

                SPECIALIZED FINANCE -- 0.1%
     1,146,000  MSCI, Inc. (a)..........................................      5.75%       08/15/25         1,253,953
                                                                                                      --------------

                SPECIALIZED REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.1%
       400,000  GEO Group (The), Inc. ..................................      5.88%       01/15/22           412,500


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                SPECIALIZED REITS (REAL ESTATE INVESTMENT TRUSTS) (CONTINUED)
$      750,000  GEO Group (The), Inc. ..................................      5.88%       10/15/24    $      772,500
                                                                                                      --------------
                                                                                                           1,185,000
                                                                                                      --------------
                SPECIALTY CHEMICALS -- 0.1%
       300,000  OMNOVA Solutions, Inc. .................................      7.88%       11/01/18           302,625
       900,000  Valvoline, Inc. (a).....................................      5.50%       07/15/24           940,500
                                                                                                      --------------
                                                                                                           1,243,125
                                                                                                      --------------
                SPECIALTY STORES -- 1.0%
     7,575,000  Argos Merger Sub, Inc. (a) (b)..........................      7.13%       03/15/23         7,934,813
     1,325,000  Dollar Tree, Inc. (a)...................................      5.75%       03/01/23         1,437,625
                                                                                                      --------------
                                                                                                           9,372,438
                                                                                                      --------------
                SYSTEMS SOFTWARE -- 0.4%
       975,000  BMC Software Finance, Inc. (a) (b)......................      8.13%       07/15/21           799,500
     2,928,000  BMC Software, Inc. .....................................      7.25%       06/01/18         2,796,240
                                                                                                      --------------
                                                                                                           3,595,740
                                                                                                      --------------
                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 2.0%
     1,850,000  Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (a)...      5.88%       06/15/21         1,934,911
     1,000,000  Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (a)...      5.45%       06/15/23         1,060,619
    12,850,000  Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (a)...      7.13%       06/15/24        13,842,867
     3,000,000  Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (a)...      6.02%       06/15/26         3,219,852
                                                                                                      --------------
                                                                                                          20,058,249
                                                                                                      --------------
                TRADING COMPANIES & DISTRIBUTORS -- 0.9%
     1,500,000  Ashtead Capital, Inc. (a) (b)...........................      6.50%       07/15/22         1,590,000
     1,078,000  BlueLine Rental Finance Corp. (a).......................      7.00%       02/01/19           997,150
       850,000  United Rentals North America, Inc. (b)..................      7.63%       04/15/22           912,203
     5,000,000  United Rentals North America, Inc. .....................      5.75%       11/15/24         5,212,500
       250,000  United Rentals North America, Inc. .....................      5.50%       07/15/25           257,940
                                                                                                      --------------
                                                                                                           8,969,793
                                                                                                      --------------

                TRUCKING -- 0.1%
       300,000  Avis Budget Car Rental LLC / Avis Budget Finance,
                   Inc. (a).............................................      5.13%       06/01/22           295,500
       875,000  Avis Budget Car Rental LLC / Avis Budget Finance,
                   Inc. (b).............................................      5.50%       04/01/23           871,719
       250,000  Hertz (The) Corp. ......................................      7.38%       01/15/21           260,000
                                                                                                      --------------
                                                                                                           1,427,219
                                                                                                      --------------
                WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
     4,000,000  Sprint Capital Corp. ...................................      6.90%       05/01/19         3,975,000
     2,750,000  Sprint Communications, Inc. (a).........................      9.00%       11/15/18         2,990,625
     2,250,000  Sprint Communications, Inc. (b).........................      7.00%       08/15/20         2,148,300
     1,560,000  T-Mobile USA, Inc. .....................................      6.73%       04/28/22         1,639,950
       150,000  T-Mobile USA, Inc. .....................................      6.00%       03/01/23           159,149
     2,500,000  T-Mobile USA, Inc. .....................................      6.63%       04/01/23         2,692,625
     2,000,000  T-Mobile USA, Inc. .....................................      6.84%       04/28/23         2,142,500
                                                                                                      --------------
                                                                                                          15,748,149
                                                                                                      --------------

                TOTAL CORPORATE BONDS...............................................................     535,235,236
                (Cost $525,734,948)                                                                   --------------

FOREIGN CORPORATE BONDS -- 13.3%

                AEROSPACE & DEFENSE -- 0.5%
     2,583,000  Bombardier, Inc. (a)....................................      5.50%       09/15/18         2,615,288
     2,000,000  Bombardier, Inc. (a)....................................      7.75%       03/15/20         2,038,000
                                                                                                      --------------
                                                                                                           4,653,288
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                ALTERNATIVE CARRIERS -- 0.1%
$    1,200,000  Intelsat Luxembourg SA .................................      6.75%       06/01/18    $      744,000
     2,650,000  Intelsat Luxembourg SA (b)..............................      7.75%       06/01/21           622,750
                                                                                                      --------------
                                                                                                           1,366,750
                                                                                                      --------------

                AUTOMOBILE MANUFACTURERS -- 0.4%
     4,000,000  Fiat Chrysler Automobiles NV ...........................      5.25%       04/15/23         4,055,000
                                                                                                      --------------

                BUILDING PRODUCTS -- 1.7%
       250,000  Allegion PLC ...........................................      5.88%       09/15/23           267,500
     6,880,000  Cemex SAB de C.V. (a)...................................      7.25%       01/15/21         7,498,512
     7,000,000  Cemex SAB de C.V. (a)...................................      7.75%       04/16/26         7,787,500
     1,100,000  Masonite International Corp. (a)........................      5.63%       03/15/23         1,164,625
                                                                                                      --------------
                                                                                                          16,718,137
                                                                                                      --------------

                CABLE & SATELLITE -- 1.3%
     2,000,000  Virgin Media Finance PLC (a)............................      6.38%       04/15/23         2,065,000
     2,480,000  Virgin Media Finance PLC (a)............................      6.00%       10/15/24         2,520,299
     1,654,000  Virgin Media Finance PLC (a)............................      5.75%       01/15/25         1,654,000
     6,000,000  Virgin Media Secured Finance PLC (a)....................      5.50%       08/15/26         6,052,500
                                                                                                      --------------
                                                                                                          12,291,799
                                                                                                      --------------

                CASINOS & GAMING -- 1.3%
       250,000  International Game Technology PLC (a)...................      5.63%       02/15/20           268,750
     3,329,000  International Game Technology PLC (a)...................      6.25%       02/15/22         3,503,773
     6,000,000  MCE Finance Ltd. (a)....................................      5.00%       02/15/21         6,083,256
     3,240,000  Wynn Macau Ltd. (a).....................................      5.25%       10/15/21         3,264,300
                                                                                                      --------------
                                                                                                          13,120,079
                                                                                                      --------------

                DIVERSIFIED CHEMICALS -- 0.2%
     1,600,000  INEOS Group Holdings SA (a) (b).........................      6.13%       08/15/18         1,628,840
       250,000  INEOS Group Holdings SA (a).............................      5.88%       02/15/19           257,813
                                                                                                      --------------
                                                                                                           1,886,653
                                                                                                      --------------

                HEALTH CARE SUPPLIES -- 0.0%
       400,000  ConvaTec Healthcare E SA (a) (b)........................      10.50%      12/15/18           411,000
                                                                                                      --------------


                INTEGRATED TELECOMMUNICATION SERVICES -- 2.2%
    21,750,000  SFR Group SA (a) (b)....................................      6.00%       05/15/22        21,287,812

                INTERNET SOFTWARE & SERVICES -- 0.4%
     2,507,000  Open Text Corp. (a).....................................      5.63%       01/15/23         2,588,478
     1,000,000  Open Text Corp. (a).....................................      5.88%       06/01/26         1,041,890
                                                                                                      --------------
                                                                                                           3,630,368
                                                                                                      --------------

                METAL & GLASS CONTAINERS -- 1.3%
     2,126,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (a).............................................      6.25%       01/31/19         2,184,465
     1,188,177  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (a) (b).........................................      7.00%       11/15/20         1,200,058
     6,250,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (a).............................................      6.75%       01/31/21         6,461,250
     2,300,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (a).............................................      7.25%       05/15/24         2,438,000
                                                                                                      --------------
                                                                                                          12,283,773
                                                                                                      --------------

                PACKAGED FOODS & MEATS -- 0.1%
     1,250,000  FAGE International SA/ FAGE USA Dairy Industry,
                   Inc. (a).............................................      5.63%       08/15/26         1,279,688
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                PAPER PACKAGING -- 0.1%
$    1,000,000  Cascades, Inc. (a)......................................      5.50%       07/15/22    $      995,000
                                                                                                      --------------

                PHARMACEUTICALS -- 3.0%
     4,084,000  Capsugel SA (a) (b) (e).................................      7.00%       05/15/19         4,135,050
     5,080,000  Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. (a).....      6.00%       07/15/23         4,454,550
     3,585,000  Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. (a).....      6.50%       02/01/25         3,109,988
       500,000  Grifols Worldwide Operations Ltd. ......................      5.25%       04/01/22           523,750
     4,000,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (a)..............................................      5.75%       08/01/22         3,930,000
     1,000,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (a)..............................................      5.63%       10/15/23           965,000
     1,750,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (a)..............................................      5.50%       04/15/25         1,623,125
     8,500,000  Valeant Pharmaceuticals International, Inc. (a).........      6.75%       08/15/18         8,436,249
     2,040,000  Valeant Pharmaceuticals International, Inc. (a).........      5.38%       03/15/20         1,829,625
     1,000,000  Valeant Pharmaceuticals International, Inc. (a).........      7.50%       07/15/21           935,000
                                                                                                      --------------
                                                                                                          29,942,337
                                                                                                      --------------

                RESEARCH & CONSULTING SERVICES -- 0.1%
       825,000  Nielsen Co. Luxembourg S.A.R.L. (The) (a)...............      5.50%       10/01/21           859,031
                                                                                                      --------------

                RESTAURANTS -- 0.3%
     3,000,000  1011778 B.C. ULC / New Red Finance, Inc. (a) (b)........      6.00%       04/01/22         3,153,750
                                                                                                      --------------

                SECURITY & ALARM SERVICES -- 0.3%
     2,500,000  Garda World Security Corp. (a) (b)......................      7.25%       11/15/21         2,162,500
     1,000,000  Garda World Security Corp. (a) .........................      7.25%       11/15/21           865,000
                                                                                                      --------------
                                                                                                           3,027,500
                                                                                                      --------------

                TOTAL FOREIGN CORPORATE BONDS.......................................................     130,961,965
                (Cost $133,140,053)                                                                   --------------

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (f)    MATURITY (g)      VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 29.0%

                AEROSPACE & DEFENSE -- 0.1%
       983,893  TransDigm, Inc., Term Loan F - Extended ................      3.75%       06/15/23           976,514
                                                                                                      --------------


                APPAREL RETAIL -- 0.1%
     1,387,278  Neiman Marcus Group (The), Inc., Other Term Loan .......      4.25%       10/25/20         1,306,275
                                                                                                      --------------

                APPLICATION SOFTWARE -- 0.2%
       920,323  Infor (US), Inc., Tranche B-5 Term Loan ................      3.75%       06/03/20           908,819
       407,180  Informatica Corp. (Ithacalux S.A.R.L.), Dollar Term
                   Loan ................................................      4.50%       08/05/22           401,328
       264,073  Triple Point Technologies, Inc., Term Loan B ...........      5.25%       07/10/20           231,394
                                                                                                      --------------
                                                                                                           1,541,541
                                                                                                      --------------

                ASSET MANAGEMENT & CUSTODY BANKS -- 0.1%
     1,200,000  Victory Capital Holdings (VCH Holdings LLC),
                   Incremental Term Loan ...............................      8.50%       10/31/21         1,173,756
                                                                                                      --------------

                BROADCASTING -- 0.1%
       831,471  Univision Communications, Inc., 2013 Incremental Term
                   Loan ................................................      4.00%       03/01/20           830,299
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (f)    MATURITY (g)      VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                BUILDING PRODUCTS -- 0.2%
$    2,000,000  Quikrete Holdings, Inc., Initial Loan (First Lien) .....      4.00%       09/28/20    $    2,004,060
                                                                                                      --------------

                CABLE & SATELLITE -- 0.7%
     6,982,500  CSC Holdings, Inc. (Neptune Finco Corp.), Initial Term
                   Loan ................................................      5.00%       10/09/22         7,024,395
                                                                                                      --------------

                CASINOS & GAMING -- 3.0%
     1,312,500  Amaya Holdings B.V., 2nd Lien Term Loan ................      8.00%       07/31/22         1,295,687
     9,476,822  Amaya Holdings B.V., Initial,Term B Loan (First Lien)...      5.00%       08/01/21         9,358,362
     8,071,643  Caesars Growth Partners LLC, Term B Loan (First Lien)...      6.25%       05/08/21         7,688,240
     8,643,993  CityCenter Holdings LLC , Term B Loan ..................      4.25%       10/16/20         8,680,038
        91,116  ROC Finance LLC, Funded Term B Loan ....................      5.00%       06/20/19            87,870
     2,100,000  Station Casinos, Inc., Term Loan B .....................      3.75%       05/31/23         2,100,651
                                                                                                      --------------
                                                                                                          29,210,848
                                                                                                      --------------

                CONSUMER FINANCE -- 0.0%
       490,224  Walter Investment Management Corp., Tranche B Term
                   Loan ................................................      4.75%       12/18/20           404,435
                                                                                                      --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.3%
     2,800,000  Brickman Group Holdings, Inc, Second Lien Term Loan ....      7.50%       12/31/21         2,758,000
                                                                                                      --------------

                ELECTRIC UTILITIES -- 0.8%
       100,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2014
                   Term Loan (Non-Extending) (h) (i) ...................      4.94%       10/10/14            32,875
     6,606,300  TXU (Texas Competitive Electric Holdings Co. LLC), DIP
                   Term Loan B (h)......................................      5.00%       10/31/17         6,617,333
     1,506,700  TXU (Texas Competitive Electric Holdings Co. LLC), DIP
                   Term Loan C (h)......................................      5.00%       10/31/17         1,509,216
                                                                                                      --------------
                                                                                                           8,159,424
                                                                                                      --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.0%
       147,750  PSSI (Packers Holdings LLC), Term B Loan ...............      5.00%       12/02/21           148,119
                                                                                                      --------------

                FOOD RETAIL -- 1.4%
     9,869,232  Albertsons LLC, New Term Loan B4 .......................      4.50%       08/25/21         9,914,433
     1,000,000  Albertsons LLC, New Term Loan B5 .......................      4.75%       12/21/22         1,004,860
     3,060,561  Albertsons LLC, Term Loan B6 ...........................      4.75%       06/15/23         3,079,047
                                                                                                      --------------
                                                                                                          13,998,340
                                                                                                      --------------

                HEALTH CARE FACILITIES -- 1.3%
       271,724  Acadia Healthcare Co., Inc., Term Loan B1 ..............      3.75%       02/11/22           271,384
       995,000  Acadia Healthcare Co., Inc., Tranche B-2 Term Loan .....      4.50%       02/16/23           997,488
     2,959,842  Kindred Healthcare, Inc., New Term Loan ................      4.25%       04/09/21         2,937,644
     8,831,078  Select Medical Corp., Term Loan F ......................  6.00% - 7.50%   02/28/21         8,897,311
                                                                                                      --------------
                                                                                                          13,103,827
                                                                                                      --------------

                HEALTH CARE SERVICES -- 2.5%
       789,348  21st Century Oncology, Inc., Tranche B Term Loan .......      7.00%       04/30/22           741,001
       742,500  Air Medical Group Holdings, Inc., Initial Term Loan ....      4.25%       04/28/22           729,506
     1,988,868  CareCore National LLC, Term Loan .......................      5.50%       03/05/21         1,929,202
       698,250  CHG Healthcare Services, Inc, Term Loan B ..............      4.75%       05/31/23           700,436
     2,962,500  Curo Health Services Holdings, Inc., Term B Loan (First
                   Lien) ...............................................      6.50%       02/07/22         2,955,094
       995,000  Envision Healthcare Corp. (Emergency Medical Services
                   Corp.), Tranche B-2 Term Loan .......................      4.50%       10/28/22           997,985
       200,000  ExamWorks Group, Inc., Term Loan B .....................      4.75%       08/31/23           200,876


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (f)    MATURITY (g)      VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE SERVICES (CONTINUED)
$    3,505,481  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                   (First Lien) ........................................      5.25%       07/01/21    $    3,005,950
     3,262,968  Surgery Centers Holdings, Inc., Initial Term Loan
                   (First Lien) ........................................      5.25%       11/03/20         3,275,205
     3,748,429  Team Health, Inc., Term Loan B .........................      3.75%       11/23/22         3,757,800
     5,933,658  U.S. Renal Care, Inc., Term Loan B .....................      5.25%       12/30/22         5,874,320
                                                                                                      --------------
                                                                                                          24,167,375
                                                                                                      --------------

                HYPERMARKETS & SUPER CENTERS -- 1.3%
    11,511,285  BJ's Wholesale Club, Inc., 2013 (November) Replacement
                   Loan (Second Lien) ..................................      8.50%       03/26/20        11,407,684
       997,390  BJ's Wholesale Club, Inc., New 2013 (November)
                   Replacement Loan (First Lien) .......................      4.50%       09/26/19           995,036
                                                                                                      --------------
                                                                                                          12,402,720
                                                                                                      --------------

                INSURANCE BROKERS -- 0.4%
     1,500,000  Amwins Group LLC, 2nd Lien .............................      9.50%       09/06/20         1,518,750
     1,874,228  Confie Seguros Holding II Co., Term B Loan (First
                   Lien) ...............................................      5.75%       11/09/18         1,852,750
                                                                                                      --------------
                                                                                                           3,371,500
                                                                                                      --------------

                LEISURE FACILITIES -- 0.1%
       330,192  Life Time Fitness, Inc., Closing Date Term Loan ........      4.25%       06/10/22           329,297
       962,782  Planet Fitness Holdings LLC, Term Loan .................      4.50%       03/31/21           965,189
                                                                                                      --------------
                                                                                                           1,294,486
                                                                                                      --------------

                LIFE SCIENCES TOOLS & SERVICES -- 0.7%
       992,288  Immucor, Inc., Term B-2 Loan ...........................      5.00%       08/19/18           960,039
     4,188,472  InVentiv Health, Inc., Term B-4 Loan ...................      7.75%       05/15/18         4,188,471
     1,969,849  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub,
                   Inc.), Initial Term Loan ............................      4.75%       06/30/21         1,905,002
                                                                                                      --------------
                                                                                                           7,053,512
                                                                                                      --------------

                MANAGED HEALTH CARE -- 0.1%
       480,000  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term
                   Loan B ..............................................      5.00%       06/15/23           484,800
                                                                                                      --------------

                MOVIES & ENTERTAINMENT -- 0.2%
       788,000  Creative Artists Agency LLC (CAA Holdings LLC), Term
                   Loan B ..............................................      5.00%       12/17/21           788,985
     1,467,927  WME IMG Worldwide, Inc., Term Loan (First Lien) ........      5.25%       05/06/21         1,465,725
                                                                                                      --------------
                                                                                                           2,254,710
                                                                                                      --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.0%
     1,027,778  American Energy Marcellus Holdings LLC (Ascent
                   Resources - Marcellus LLC), Initial Loan
                   (Second Lien) .......................................      8.50%       08/04/21           107,917
                                                                                                      --------------


                OIL & GAS STORAGE & TRANSPORTATION -- 0.0%
     1,000,000  Fieldwood Energy LLC, Closing Date Loan (Second Lien)...      8.38%       09/30/20           310,000
                                                                                                      --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.3%
     1,000,000  First Data Corp., 2021 New Dollar Term Loan ............      4.49%       03/24/21         1,004,530
     2,000,000  First Data Corp., Term Loan B 7/2022 ...................      4.24%       07/10/22         2,005,560
                                                                                                      --------------
                                                                                                           3,010,090
                                                                                                      --------------

                PACKAGED FOODS & MEATS -- 2.2%
     2,645,345  New HB Acquisition LLC, Term B Loan (First Lien) .......      4.50%       08/03/22         2,653,625
    19,240,655  New HB Acquisition LLC, Term B Loan (Second Lien) ......      8.50%       08/03/23        19,216,603
                                                                                                      --------------
                                                                                                          21,870,228
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (f)    MATURITY (g)      VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PAPER PACKAGING -- 0.3%
$    2,772,312  Reynolds Group Holdings, Inc., Term Loan B .............      4.25%       01/14/23    $    2,773,810
                                                                                                      --------------

                PHARMACEUTICALS -- 2.7%
       100,260  AMAG Pharmaceuticals, Inc., Initial Term Loan ..........      4.75%       08/17/21           100,010
    13,162,952  Concordia Healthcare Corp., Initial Dollar Term Loan ...      5.25%       10/21/21        12,866,785
     3,398,620  Horizon Pharma, Inc., Term Loan B ......................      4.50%       04/30/21         3,390,123
    10,097,144  Valeant Pharmaceuticals International, Inc., Series F-1
                   Tranche B Term Loan .................................      5.00%       04/01/22        10,020,406
                                                                                                      --------------
                                                                                                          26,377,324
                                                                                                      --------------

                PROPERTY & CASUALTY INSURANCE -- 0.1%
       600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                   (Second Lien) .......................................      6.75%       02/28/22           588,000
                                                                                                      --------------

                REAL ESTATE SERVICES -- 0.2%
     1,939,443  DTZ Worldwide Ltd., 2015-1 Additional Term Loan ........      4.25%       11/04/21         1,925,712
                                                                                                      --------------

                RESEARCH & CONSULTING SERVICES -- 2.0%
    12,716,502  Acosta, Inc., Term Loan B ..............................      4.25%       09/26/21        12,446,276
     7,171,518  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien) ........................................      4.25%       07/23/21         7,131,788
                                                                                                      --------------
                                                                                                          19,578,064
                                                                                                      --------------

                RESTAURANTS -- 1.0%
     1,685,000  Portillo's Holdings LLC, Second Lien Term Loan .........      8.00%       08/15/22         1,626,025
     8,212,662  Portillo's Holdings LLC, Term B Loan (First Lien) ......      4.75%       08/02/21         8,161,332
       421,071  Red Lobster Management LLC, Initial Term Loan (First
                   Lien) ...............................................      6.25%       07/28/21           421,775
                                                                                                      --------------
                                                                                                          10,209,132
                                                                                                      --------------

                RETAIL REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.2%
     2,250,000  Capital Automotive LLC, Term Loan (Second Lien) ........      6.00%       04/30/20         2,257,313
                                                                                                      --------------

                SEMICONDUCTORS -- 1.8%
    11,530,876  Avago Technologies Cayman Ltd., Term B-1 Dollar Loan ...      4.25%       02/01/23        11,529,030
     5,750,000  Micron Technology, Inc., Term Loan B ...................      6.64%       04/26/22         5,806,063
       531,864  NXP B.V., Tranche B Loan ...............................      3.75%       12/07/20           535,189
                                                                                                      --------------
                                                                                                          17,870,282
                                                                                                      --------------

                SOFT DRINKS -- 1.5%
    14,516,222  Keurig Green Mountain, Inc. (Maple Holdings Acquisition
                   Corp.), Term B USD Loan..............................      5.25%       03/03/23        14,606,949
                                                                                                      --------------

                SPECIALIZED CONSUMER SERVICES -- 1.5%
     3,420,226  Asurion LLC, Incremental Tranche B-1 Term Loan .........      5.00%       05/24/19         3,423,783
     4,483,486  Asurion LLC, Incremental Tranche B-4 Term Loan .........      5.00%       08/04/22         4,488,149
     7,205,882  Asurion LLC, Term Loan (Second Lien) ...................      8.50%       03/03/21         7,135,337
                                                                                                      --------------
                                                                                                          15,047,269
                                                                                                      --------------

                SPECIALTY STORES -- 0.7%
     2,431,040  PetSmart, Inc., Tranche B-1 Loan .......................      4.25%       03/11/22         2,434,298
     1,569,724  Toys "R" US-Delaware, Inc., Term B-2 Loan ..............      5.25%       05/25/18         1,479,465
     3,713,787  Toys "R" US-Delaware, Inc., Term B4 Loan ...............      9.75%       04/25/20         3,198,498
                                                                                                      --------------
                                                                                                           7,112,261
                                                                                                      --------------

                SYSTEMS SOFTWARE -- 0.7%
       484,788  Applied Systems, Inc., Initial Term Loan (Second
                   Lien) ...............................................      7.50%       01/24/22           485,190
     5,627,977  BMC Software Finance, Inc., Initial US Term Loan .......      5.00%       09/10/20         5,160,855
       925,000  Compuware Corp., Term Loan B ...........................      6.25%       12/31/19           913,049
                                                                                                      --------------
                                                                                                           6,559,094
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (f)    MATURITY (g)      VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.2%
$    2,083,333  Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B ......      4.00%       06/15/22    $    2,083,813
                                                                                                      --------------

                TRUCKING -- 0.0%
        40,473  SIRVA Worldwide, Inc., Loan.............................      7.50%       03/27/19            39,967
                                                                                                      --------------

                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS...........................................     285,996,161
                (Cost $287,049,922)                                                                   --------------

MONEY MARKET FUNDS -- 5.0%

    49,190,119  Morgan Stanley Institutional Liquidity Fund - Treasury
                    Portfolio - Institutional Class - 0.21% (j).....................................      49,190,119
                (Cost $49,190,119)                                                                    --------------

                TOTAL INVESTMENTS -- 101.6%.........................................................   1,001,383,481
                (Cost $995,115,042) (k)                                                               --------------

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT NOTES SOLD SHORT -- (6.5%)

   (17,000,000) United States Treasury Note ............................      1.00%       03/15/18       (17,094,622)
    (3,650,000) United States Treasury Note ............................      1.25%       11/30/18        (3,696,410)
    (4,775,000) United States Treasury Note ............................      1.50%       10/31/19        (4,878,894)
    (2,000,000) United States Treasury Note ............................      1.63%       12/31/19        (2,052,578)
      (500,000) United States Treasury Note ............................      2.00%       11/30/20          (521,513)
      (700,000) United States Treasury Note ............................      2.25%       04/30/21          (739,703)
   (15,750,000) United States Treasury Note ............................      2.75%       11/15/23       (17,355,461)
    (5,000,000) United States Treasury Note ............................      2.13%       05/15/25        (5,289,940)
    (1,000,000) United States Treasury Note ............................      2.00%       08/15/25        (1,047,676)
   (11,000,000) United States Treasury Note ............................      2.25%       11/15/25       (11,764,632)
                                                                                                      --------------
                TOTAL U.S. GOVERNMENT NOTES SOLD SHORT..............................................     (64,441,429)
                (Proceeds $61,558,436)                                                                --------------

                NET OTHER ASSETS AND LIABILITIES -- 4.9%............................................      48,630,930
                                                                                                      --------------
                NET ASSETS -- 100.0%................................................................  $  985,572,982
                                                                                                      ==============


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2016 (UNAUDITED)


-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2016, securities noted as such amounted to $366,038,042 or 37.1% of net assets.

(b) This security or a portion of this security is segregated as collateral for investments sold short.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2E - Restricted Securities in the Notes to Portfolio of Investments).

(d) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(e) These notes are Senior Payment-In-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.00% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2015 through July 31, 2016), this security paid all of its interest in cash.

(f) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at July 31, 2016. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(g) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(h)   This issuer has filed for protection in federal bankruptcy court.

(i) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(j)   Interest rate shown reflects yield as of July 31, 2016.

(k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,014,646 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,746,207.


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2016 (UNAUDITED)


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                              ASSETS TABLE
                                                                             LEVEL 2         LEVEL 3
                                              TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                            7/31/2016         PRICES          INPUTS          INPUTS
                                          --------------  --------------  --------------  --------------
Corporate Bonds:
     Agricultural Products..............  $    6,181,060  $           --  $    5,200,000  $      981,060
     Other Industry Categories*.........     529,054,176              --     529,054,176              --
Foreign Corporate Bonds*................     130,961,965              --     130,961,965              --
Senior Floating-Rate Loan Interests*....     285,996,161              --     285,996,161              --
Money Market Funds......................      49,190,119      49,190,119              --              --
                                          --------------  --------------  --------------  --------------
Total Investments.......................  $1,001,383,481  $   49,190,119  $  951,212,302  $      981,060
                                          ==============  ==============  ==============  ==============

                                           LIABILITIES TABLE
                                                                             LEVEL 2         LEVEL 3
                                              TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                            7/31/2016         PRICES          INPUTS          INPUTS
                                          --------------  --------------  --------------  --------------
U.S. Government Notes Sold Short........  $  (64,441,429) $           --  $  (64,441,429) $           --
                                          ==============  ==============  ==============  ==============


* See Portfolio of Investments for industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

There were no transfers between Level 1 and Level 2.

All transfers in and out of Level 3 during the period are assumed to be transferred on the last day of the period at their current value. As of July 31, 2016, the Fund transferred Corporate Bonds valued at $981,060 from Level 2 to Level 3 of the fair value hierarchy. The Corporate Bonds that transferred from Level 2 to Level 3 did so primarily as a result of a change in information obtained from an independent third-party pricing service relating to the market activity of individual Corporate Bonds and a lack of trading activity in certain Corporate Bonds.


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2016 (UNAUDITED)


The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT OCTOBER 31, 2015
   Senior Floating-Rate Loan Interests                  $   842,527
   Corporate Bonds                                               --
Net Realized Gain (Loss):
   Senior Floating-Rate Loan Interests                        3,179
Change in Unrealized Appreciation / Depreciation:
   Senior Floating-Rate Loan Interests                        2,120
Purchases                                                        --
Sales:
   Senior Floating-Rate Loan Interests                     (847,826)
Transfers In:
   Corporate Bonds                                          981,060
Transfers Out                                                    --
                                                        -----------
ENDING BALANCE AT JULY 31, 2016
   Senior Floating-Rate Loan Interests                           --
   Corporate Bonds                                          981,060
                                                        -----------
Total Level 3 holdings                                  $   981,060
                                                        ===========

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS


                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           JULY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), which trades under the ticker "HYLS" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee of the Fund's investment advisor, First Trust Advisor L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      The senior floating-rate loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in


(1) The terms "security" and "securities" used throughout the Notes to Portfolio of Investments includes Senior Loans.

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           JULY 31, 2016 (UNAUDITED)

      valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the borrower/issuer;

      5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           JULY 31, 2016 (UNAUDITED)

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery, or forward purchase commitments as of July 31, 2016.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of July 31, 2016.

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           JULY 31, 2016 (UNAUDITED)

E. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transaction exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2016, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specified factors and assumptions, which require subjective judgement. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                      PAR          CURRENT                                          % OF NET
          SECURITY             ACQUISITION DATE      AMOUNT         PRICE        CARRYING COST        VALUE          ASSETS
----------------------------- ------------------ --------------- ------------- ------------------ --------------- --------------
Pinnacle Operating Corp.,
9.00%, 11/15/20                9/13/13-12/19/14    $ 1,182,000      $ 83.00       $ 1,209,974        $ 981,060        0.10%

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

                                                                            ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
COMMERCIAL PAPER -- 38.2%

                AUTO MANUFACTURERS -- 0.9%
$    3,000,000  VW Credit, Inc. ........................................      0.82%        08/04/16    $   2,999,800
                                                                                                       -------------

                CHEMICALS -- 2.4%
     2,380,000  Albemarle Corp. ........................................      1.23%        08/02/16        2,379,921
     2,000,000  Albemarle Corp. ........................................      1.33%        08/04/16        1,999,783
     2,000,000  Albemarle Corp. ........................................      1.28%        08/10/16        1,999,375
     2,000,000  Valspar (The) Corp. ....................................      0.96%        08/23/16        1,998,851
                                                                                                       -------------
                                                                                                           8,377,930
                                                                                                       -------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.3%
     1,000,000  Hitachi Capital America Corp. ..........................      1.06%        08/05/16          999,884
                                                                                                       -------------

                ELECTRIC -- 2.4%
     1,000,000  Entergy Corp. ..........................................      0.87%        08/01/16        1,000,000
     1,100,000  Entergy Corp. ..........................................      1.13%        08/22/16        1,099,294
     1,221,000  Entergy Corp. ..........................................      1.14%        08/23/16        1,220,172
     5,000,000  Hawaiian Electric Co., Inc. ............................      1.03%        08/04/16        4,999,579
                                                                                                       -------------
                                                                                                           8,319,045
                                                                                                       -------------

                ELECTRONICS -- 2.3%
     2,000,000  Arrow Electronics, Inc. ................................      1.09%        08/03/16        1,999,881
     2,000,000  Arrow Electronics, Inc. ................................      0.99%        08/04/16        1,999,838
     1,000,000  Arrow Electronics, Inc. ................................      1.07%        08/08/16          999,796
     3,000,000  Fortive Corp. ..........................................      1.02%        09/19/16        2,995,914
                                                                                                       -------------
                                                                                                           7,995,429
                                                                                                       -------------

                FOOD -- 0.6%
     1,000,000  Kraft Heinz Foods Co. ..................................      0.94%        08/10/16          999,770
     1,000,000  Kraft Heinz Foods Co. ..................................      1.21%        09/01/16          998,983
                                                                                                       -------------
                                                                                                           1,998,753
                                                                                                       -------------

                GAS -- 0.6%
     2,000,000  Sempra Global ..........................................      1.02%        08/04/16        1,999,833
                                                                                                       -------------

                HEALTH CARE PRODUCTS -- 0.6%
     1,000,000  Thermo Fisher Scientific, Inc. .........................      1.13%        08/05/16          999,877
     1,000,000  Thermo Fisher Scientific, Inc. .........................      1.13%        08/12/16          999,664
                                                                                                       -------------
                                                                                                           1,999,541
                                                                                                       -------------

                HEALTH CARE SERVICES -- 0.4%
     1,400,000  Humana, Inc, ...........................................      0.92%        08/17/16        1,399,440
                                                                                                       -------------

                HOME FURNISHINGS -- 0.6%
     2,000,000  Whirlpool Corp. ........................................      1.02%        09/12/16        1,997,665
                                                                                                       -------------

                HOUSEWARES -- 0.6%
     2,000,000  Newell Brands, Inc. ....................................      1.18%        08/26/16        1,998,402
                                                                                                       -------------

                LODGING -- 1.7%
     2,000,000  Wyndham Worldwide Corp. ................................      0.87%        08/01/16        2,000,000
     2,000,000  Wyndham Worldwide Corp. ................................      1.18%        08/10/16        1,999,425
     1,000,000  Wyndham Worldwide Corp. ................................      1.05%        08/11/16          999,714
     1,000,000  Wyndham Worldwide Corp. ................................      1.16%        08/16/16          999,529
                                                                                                       -------------
                                                                                                           5,998,668
                                                                                                       -------------

                MEDIA -- 2.5%
     2,000,000  Thomson Reuters Corp. ..................................      1.13%        09/06/16        1,997,798
     1,000,000  Thomson Reuters Corp. ..................................      1.13%        10/03/16          998,074
     1,500,000  Viacom, Inc. ...........................................      1.02%        08/01/16        1,500,001


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2016 (UNAUDITED)

                                                                            ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
COMMERCIAL PAPER (CONTINUED)

                MEDIA (CONTINUED)
$    1,000,000  Viacom, Inc. ...........................................      1.07%        08/05/16    $     999,883
     1,250,000  Viacom, Inc. ...........................................      1.07%        08/10/16        1,249,672
     1,000,000  Viacom, Inc. ...........................................      1.18%        08/18/16          999,457
     1,000,000  Viacom, Inc. ...........................................      1.18%        08/22/16          999,329
                                                                                                       -------------
                                                                                                           8,744,214
                                                                                                       -------------

                MINING -- 1.4%
     5,000,000  Alcoa, Inc. ............................................      1.00%        08/02/16        4,999,864
                                                                                                       -------------

                MISCELLANEOUS MANUFACTURING -- 1.9%
     2,000,000  ITT, Inc. ..............................................      0.94%        08/01/16        2,000,000
     1,500,000  ITT, Inc. ..............................................      0.95%        08/08/16        1,499,729
     3,000,000  Pentair Finance S.A. ...................................      1.23%        08/02/16        2,999,900
                                                                                                       -------------
                                                                                                           6,499,629
                                                                                                       -------------

                OFFICE & BUSINESS EQUIPMENT -- 2.1%
     2,500,000  Pitney Bowes, Inc. .....................................      0.97%        08/04/16        2,499,802
     2,000,000  Pitney Bowes, Inc. .....................................      0.92%        08/11/16        1,999,500
     3,000,000  Xerox Corp. ............................................      1.16%        08/15/16        2,998,681
                                                                                                       -------------
                                                                                                           7,497,983
                                                                                                       -------------

                OIL & GAS -- 5.7%
     2,000,000  Canadian Natural Resources Ltd. ........................      1.07%        08/03/16        1,999,884
     2,000,000  Canadian Natural Resources Ltd. ........................      1.09%        08/09/16        1,999,524
     2,000,000  Canadian Natural Resources Ltd. ........................      1.43%        08/16/16        1,998,833
     2,000,000  Motiva Enterprises LLC .................................      1.12%        08/03/16        1,999,877
     2,000,000  Motiva Enterprises LLC .................................      1.12%        08/10/16        1,999,450
     2,000,000  Motiva Enterprises LLC .................................      1.12%        08/17/16        1,999,022
     5,000,000  Nabors Industries, Inc. ................................      1.28%        08/03/16        4,999,653
     3,000,000  Suncor Energy, Inc. ....................................      0.97%        08/24/16        2,998,178
                                                                                                       -------------
                                                                                                          19,994,421
                                                                                                       -------------

                OIL & GAS SERVICES -- 0.3%
     1,000,000  Schlumberger Holdings Corp .............................      1.02%        09/15/16          998,750
                                                                                                       -------------

                PIPELINES -- 7.5%
     3,000,000  Enbridge Energy Partners, L.P. .........................      1.26%        08/04/16        2,999,692
     1,000,000  Enbridge Energy Partners, L.P. .........................      1.38%        08/17/16          999,400
     3,000,000  Kinder Morgan, Inc. ....................................      1.12%        08/02/16        2,999,908
     1,000,000  Kinder Morgan, Inc. ....................................      1.12%        08/03/16          999,939
     2,000,000  Kinder Morgan, Inc. ....................................      1.12%        08/04/16        1,999,817
     2,000,000  Plains All American Pipeline, L.P. .....................      1.28%        08/01/16        2,000,000
     2,000,000  Plains All American Pipeline, L.P. .....................      1.33%        08/09/16        1,999,422
     1,000,000  Spectra Energy Capital LLC .............................      0.92%        08/08/16          999,825
     2,000,000  Spectra Energy Partners, L.P. ..........................      0.92%        08/08/16        1,999,650
     3,000,000  Sunoco Logistics Partners Operations, L.P. .............      1.02%        08/01/16        3,000,000
     3,000,000  Williams Partners, L.P. ................................      1.23%        08/01/16        3,000,000
     3,000,000  Williams Partners, L.P. ................................      1.23%        08/02/16        2,999,900
                                                                                                       -------------
                                                                                                          25,997,553
                                                                                                       -------------

                RETAIL -- 3.4%
     4,000,000  AutoNation, Inc. .......................................      0.97%        08/01/16        4,000,000
     2,000,000  AutoNation, Inc. .......................................      1.07%        08/11/16        1,999,417
     3,000,000  Staples, Inc. ..........................................      1.07%        08/05/16        2,999,650


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2016 (UNAUDITED)

                                                                            ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
COMMERCIAL PAPER (CONTINUED)

                RETAIL (CONTINUED)
$    3,000,000  Staples, Inc. ..........................................      1.07%        08/10/16    $   2,999,212
                                                                                                       -------------
                                                                                                          11,998,279
                                                                                                       -------------

                TOTAL COMMERCIAL PAPER...............................................................    132,815,083
                (Cost $132,815,083)                                                                    -------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
CORPORATE BONDS -- 36.2%

                AGRICULTURE -- 0.3%
       985,000  Reynolds American, Inc. ................................      2.30%        08/21/17          996,274
                                                                                                       -------------

                AIRLINES -- 0.5%
     1,745,000  Southwest Airlines Co. .................................      5.75%        12/15/16        1,774,046
                                                                                                       -------------

                AUTO MANUFACTURERS -- 4.0%
       330,000  American Honda Finance Corp., Medium-Term Note (a)......      1.13%        07/13/18          331,087
     1,000,000  American Honda Finance Corp., Medium-Term Note (a)......      1.48%        02/22/19        1,011,634
       265,000  Daimler Finance North America LLC (b)...................      1.45%        08/01/16          265,000
       700,000  Daimler Finance North America LLC (b)...................      2.63%        09/15/16          701,462
       250,000  Daimler Finance North America LLC (a) (b)...............      1.01%        03/10/17          250,023
     1,200,000  Daimler Finance North America LLC (a) (b)...............      0.98%        08/01/17        1,197,524
     2,000,000  Ford Motor Credit Co. LLC (a)...........................      1.27%        03/27/17        1,998,906
     3,600,000  Ford Motor Credit Co. LLC, Medium-Term Note (a).........      1.46%        01/17/17        3,604,615
       500,000  General Motors Financial Co, Inc. (a)...................      2.74%        01/15/19          507,171
     2,075,000  Nissan Motor Acceptance Corp. (a) (b)...................      1.34%        09/26/16        2,076,971
       500,000  Toyota Motor Credit Corp., Medium-Term Note (a).........      1.04%        04/06/18          500,107
       800,000  Toyota Motor Credit Corp., Medium-Term Note (a).........      1.45%        02/19/19          807,327
       675,000  Volkswagen Group of America Finance LLC (b).............      1.25%        05/23/17          673,224
                                                                                                       -------------
                                                                                                          13,925,051
                                                                                                       -------------

                BANKS -- 14.6%
       400,000  Bank of America Corp. ..................................      5.63%        10/14/16          403,869
     1,800,000  Bank of America Corp. ..................................      3.88%        03/22/17        1,831,885
     1,030,000  Bank of America Corp., Medium-Term Note (a).............      1.27%        08/25/17        1,031,230
       300,000  Bank of America Corp., Medium-Term Note (a).............      1.72%        03/22/18          302,255
       800,000  Bank of America Corp.,  Global Medium-Term Note.........      6.40%        08/28/17          842,734
       500,000  Bank of America N.A. (a)................................      1.10%        11/14/16          500,551
     1,630,000  Bank of America N.A. (a)................................      1.10%        02/14/17        1,632,443
     1,000,000  Bank of New York Mellon (The) Corp.,
                   Medium-Term Note (a).................................      1.50%        08/17/20        1,003,799
     3,575,000  BB&T Corp., Medium-Term Note (a)........................      1.51%        06/15/18        3,594,216
     1,000,000  Branch Banking & Trust Co., Medium-Term Note (a)........      1.16%        05/01/19        1,000,131
     2,625,000  Capital One N.A/Mclean VA. (a)..........................      1.31%        02/05/18        2,620,992
       400,000  Citigroup, Inc. ........................................      1.30%        11/15/16          400,242
       900,000  Citigroup, Inc. (a).....................................      1.20%        03/10/17          900,627
       500,000  Citigroup, Inc. (a).....................................      1.42%        04/27/18          499,837


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$    1,000,000  Citigroup, Inc. (a).....................................      1.59%        06/07/19    $   1,003,599
     1,140,000  Citigroup, Inc., Medium-Term Note (a)...................      1.16%        05/01/17        1,140,421
     2,900,000  Fifth Third Bank (a)....................................      1.14%        11/18/16        2,902,227
     1,500,000  Goldman Sachs Group, (The), Inc. (a)....................      1.32%        05/22/17        1,502,442
       500,000  Goldman Sachs Group, (The), Inc. (a)....................      1.95%        04/30/18          504,280
     1,000,000  Goldman Sachs Group, (The), Inc. (a)....................      1.75%        04/25/19        1,005,383
     2,000,000  Goldman Sachs Group, (The), Inc., Medium-Term Note (a)..      1.31%        06/04/17        2,002,698
     2,000,000  Huntington National Bank (The) .........................      1.30%        11/20/16        2,001,532
     3,950,000  JPMorgan Chase & Co. (a)................................      1.15%        02/15/17        3,955,434
       500,000  JPMorgan Chase & Co. (a)................................      1.61%        01/25/18          503,588
       500,000  JPMorgan Chase & Co. (a)................................      1.49%        03/22/19          503,287
     3,521,000  KeyBank N.A. (a)........................................      1.15%        11/25/16        3,523,697
     1,350,000  Morgan Stanley .........................................      4.75%        03/22/17        1,380,941
     2,300,000  Morgan Stanley, Medium-Term Note (a)....................      1.13%        10/18/16        2,301,249
     1,510,000  Morgan Stanley, Global Medium-Term Note (a).............      1.99%        04/25/18        1,528,028
       325,000  National City Bank/Cleveland OH (a).....................      1.05%        06/07/17          324,790
       800,000  PNC Bank N.A. (a).......................................      0.94%        08/01/17          800,064
     2,700,000  US Bank N.A./Cincinnati OH, Medium-Term Note (a)........      1.33%        01/29/18        2,707,808
     1,605,000  Wachovia Corp. (a)......................................      0.92%        06/15/17        1,604,265
     1,000,000  Wells Fargo & Co., Medium-Term Note ....................      1.15%        06/02/17        1,000,994
     1,500,000  Wells Fargo Bank N.A. (a)...............................      1.23%        09/07/17        1,504,557
       500,000  Wells Fargo Bank N.A. Medium-Term Note (a)..............      1.44%        01/22/18          502,685
                                                                                                       -------------
                                                                                                          50,768,780
                                                                                                       -------------

                BEVERAGES -- 0.7%
     1,400,000  Anheuser-Busch InBev Finance, Inc. (a)..................      1.90%        02/01/21        1,439,866
       936,000  Molson Coors Brewing Co. ...............................      2.00%        05/01/17          941,194
                                                                                                       -------------
                                                                                                           2,381,060
                                                                                                       -------------

                BIOTECHNOLOGY -- 1.2%
     4,000,000  Amgen, Inc. (a).........................................      1.03%        05/22/17        4,004,048
                                                                                                       -------------

                CHEMICALS -- 0.4%
     1,530,000  Monsanto Co. (a)........................................      0.83%        11/07/16        1,528,879
                                                                                                       -------------

                COMPUTERS -- 0.3%
       950,000  Hewlett Packard Enterprise Co. (a) (b)..................      2.39%        10/05/17          958,361
                                                                                                       -------------

                DIVERSIFIED FINANCIAL SERVICES -- 1.0%
       800,000  American Express Co. (a)................................      1.24%        05/22/18          799,482
     2,199,000  American Express Credit Corp., Medium-Term Note (a).....      0.95%        06/05/17        2,198,128
       500,000  American Express Credit Corp., Medium-Term Note ........      1.13%        06/05/17          500,683
                                                                                                       -------------
                                                                                                           3,498,293
                                                                                                       -------------

                ELECTRIC -- 2.1%
       350,000  American Electric Power Co., Inc. ......................      1.65%        12/15/17          351,203
       299,000  CMS Energy Corp. .......................................      6.55%        07/17/17          314,461
        35,000  Commonwealth Edison Co. ................................      5.95%        08/15/16           35,058
     1,000,000  Dominion Resources, Inc.................................      1.95%        08/15/16        1,000,359
     2,500,000  Duke Energy Corp. (a)...................................      1.03%        04/03/17        2,500,233
     1,000,000  Exelon Corp. ...........................................      1.55%        06/09/17        1,002,118
     1,000,000  NextEra Energy Capital Holdings, Inc. ..................      2.06%        09/01/17        1,006,530


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                ELECTRIC (CONTINUED)
$    1,000,000  Southern (The) Co. .....................................      1.30%        08/15/17    $   1,002,077
                                                                                                       -------------
                                                                                                           7,212,039
                                                                                                       -------------

                FOOD -- 2.8%
     2,195,000  ConAgra Foods, Inc. ....................................      5.82%        06/15/17        2,277,409
     2,580,000  Kraft Heinz Foods Co. (b)...............................      1.60%        06/30/17        2,591,664
     4,283,000  Kroger (The) Co. (a)....................................      1.21%        10/17/16        4,285,227
       500,000  Mondelez International, Inc. (a)........................      1.16%        02/01/19          498,695
                                                                                                       -------------
                                                                                                           9,652,995
                                                                                                       -------------

                HEALTH CARE PRODUCTS -- 0.5%
       900,000  Medtronic, Inc. (a).....................................      1.45%        03/15/20          909,617
     1,000,000  Thermo Fisher Scientific, Inc. .........................      1.30%        02/01/17        1,000,670
                                                                                                       -------------
                                                                                                           1,910,287
                                                                                                       -------------

                HEALTH CARE SERVICES -- 1.6%
     2,000,000  Aetna, Inc. (a).........................................      1.31%        12/08/17        2,005,474
     3,400,000  UnitedHealth Group, Inc. (a)............................      1.13%        01/17/17        3,402,992
                                                                                                       -------------
                                                                                                           5,408,466
                                                                                                       -------------

                INSURANCE -- 1.1%
     1,900,000  Berkshire Hathaway Finance Corp. (a)....................      1.23%        03/07/18        1,912,267
       500,000  Berkshire Hathaway Finance Corp. (a)....................      1.34%        03/15/19          503,805
     1,351,000  Prudential Financial, Inc., Medium-Term Note (a)........      1.41%        08/15/18        1,348,601
                                                                                                       -------------
                                                                                                           3,764,673
                                                                                                       -------------

                OIL & GAS -- 1.2%
     1,900,000  Chevron Corp. (a).......................................      0.99%        11/09/17        1,900,438
       435,000  Chevron Corp. (a).......................................      0.86%        03/02/18          433,562
     1,500,000  Chevron Corp. (a).......................................      1.13%        05/16/18        1,501,910
       500,000  Exxon Mobil Corp. (a)...................................      1.45%        03/01/19          505,403
                                                                                                       -------------
                                                                                                           4,341,313
                                                                                                       -------------

                PHARMACEUTICALS -- 0.6%
     1,000,000  AbbVie, Inc. ...........................................      1.75%        11/06/17        1,005,730
     1,000,000  Bayer US Finance LLC (a) (b)............................      0.91%        10/07/16          999,996
                                                                                                       -------------
                                                                                                           2,005,726
                                                                                                       -------------

                RETAIL -- 0.4%
       300,000  CVS Health Corp. .......................................      6.13%        08/15/16          300,457
     1,000,000  Lowe's Cos., Inc. (a)...................................      0.92%        04/15/19          998,827
                                                                                                       -------------
                                                                                                           1,299,284
                                                                                                       -------------

                TELECOMMUNICATIONS -- 2.8%
     3,700,000  AT&T, Inc. (a)..........................................      1.05%        03/30/17        3,702,202
     1,215,000  Cisco Systems, Inc. (a).................................      1.25%        02/21/18        1,222,443
     3,900,000  Verizon Communications, Inc. (a)........................      1.06%        06/09/17        3,906,076
     1,000,000  Verizon Communications, Inc. (a)........................      0.00%        08/15/19        1,000,483
                                                                                                       -------------
                                                                                                           9,831,204
                                                                                                       -------------

                TRUCKING & LEASING -- 0.1%
       500,000  Penske Truck Leasing Co. L.P. / PTL Finance Corp. (b)...      3.75%        05/11/17          508,501
                                                                                                       -------------
                TOTAL CORPORATE BONDS................................................................
                (Cost $125,522,825)                                                                      125,769,280
                                                                                                       -------------


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 8.8%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.1%
                Federal Home Loan Banks
$      150,934       Series 2008-1372, Class 1 .........................      4.75%        05/18/18    $     158,984
                Federal Home Loan Mortgage Corporation
        48,013       Series 2002-2538, Class CB ........................      5.00%        12/15/17           48,981
     1,016,877       Series 2003-2614, Class BY ........................      4.50%        05/15/18        1,042,162
        50,594       Series 2003-2672, Class NH ........................      4.00%        09/15/18           51,600
       224,382       Series 2004-2773, Class HS ........................      4.50%        04/15/19          230,274
       257,805       Series 2004-2828, Class JE ........................      4.50%        07/15/19          266,379
        38,312       Series 2004-2874, Class BC ........................      5.00%        10/15/19           39,896
       139,927       Series 2005-2920, Class HD ........................      4.50%        01/15/20          143,610
       117,384       Series 2005-2945, Class HB ........................      5.00%        03/15/20          122,349
       289,981       Series 2005-2981, Class BC ........................      4.50%        05/15/20          297,597
       426,294       Series 2005-2995, Class JK ........................      4.50%        06/15/20          438,743
       884,286       Series 2007-3266, Class D .........................      5.00%        01/15/22          913,772
       152,473       Series 2007-3294, Class DB ........................      4.50%        03/15/22          158,253
        39,975       Series 2009-3536, Class P .........................      3.00%        02/15/38           40,099
        13,818       Series 2009-3567, Class B .........................      3.00%        08/15/19           13,826
       175,852       Series 2010-3641, Class TK ........................      4.50%        01/15/38          177,739
       529,615       Series 2010-3659, Class EB ........................      2.00%        06/15/18          532,790
       223,460       Series 2010-3705, Class CA ........................      3.00%        08/15/20          228,367
           124       Series 2010-3728, Class EL ........................      1.50%        09/15/20              124
     2,268,459       Series 2010-3740, Class NP ........................      2.00%        01/15/37        2,285,769
       210,604       Series 2010-3766, Class HE ........................      3.00%        11/15/20          215,700
       269,630       Series 2010-3772, Class HE ........................      2.50%        10/15/18          272,782
       238,216       Series 2010-3773, Class GK ........................      2.50%        12/15/20          242,817
        11,780       Series 2011-3786, Class EY ........................      4.50%        01/15/32           11,793
       347,927       Series 2011-3812, Class BE ........................      2.75%        09/15/18          353,089
       443,885       Series 2011-3820, Class NA ........................      4.50%        02/15/38          464,233
       967,057       Series 2011-3825, Class AB ........................      3.00%        08/15/20          984,239
        36,188       Series 2011-3826, Class MB ........................      1.50%        07/15/18           36,320
       146,694       Series 2011-3841, Class JK ........................      3.00%        10/15/38          150,814
     1,249,461       Series 2012-4011, Class KM ........................      2.00%        03/15/22        1,266,328
       278,026       Series 2014-4305, Class KN ........................      2.50%        03/15/38          284,307
     2,742,831       Series 2015-4459, Class NC ........................      5.00%        07/15/25        2,825,623
                Federal National Mortgage Association
           666       Series 2001-69, Class OG ..........................      5.50%        12/25/16              669
       105,522       Series 2003-44, Class CD ..........................      3.50%        03/25/33          106,771
        82,079       Series 2004-27, Class HB ..........................      4.00%        05/25/19           84,371
       233,199       Series 2004-79, Class FA (a).......................      0.78%        08/25/32          233,253
     1,215,307       Series 2004-90, Class XQ ..........................      4.50%        09/25/34        1,259,394
        17,256       Series 2005-110, Class GK .........................      5.50%        08/25/34           17,837
        80,529       Series 2009-11, Class DK ..........................      5.00%        12/25/18           82,781
     1,620,470       Series 2009-14, Class EB ..........................      4.50%        03/25/24        1,663,469


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$      297,863       Series 2009-31, Class A ...........................      4.00%        02/25/24    $     302,751
       113,595       Series 2009-96, Class JA ..........................      3.50%        10/25/24          117,127
       162,470       Series 2010-10, Class NB ..........................      3.00%        01/25/39          164,535
       115,345       Series 2010-39, Class PD ..........................      3.00%        06/25/38          115,921
       332,837       Series 2010-81, Class LE ..........................      3.00%        07/25/39          337,300
         1,144       Series 2010-104, Class BJ .........................      2.00%        02/25/24            1,144
       338,699       Series 2010-110, Class AE .........................      9.75%        11/25/18          360,816
     1,143,821       Series 2010-116, Class AD .........................      2.00%        08/25/20        1,155,676
       609,222       Series 2010-145, Class MA .........................      2.00%        12/25/20          615,896
        77,920       Series 2010-153, Class AC .........................      2.00%        11/25/18           78,600
       863,370       Series 2011-3, Class EG ...........................      2.00%        05/25/20          870,808
       505,023       Series 2011-13, Class AD ..........................      2.00%        07/25/21          511,518
         7,468       Series 2011-15, Class AB ..........................      9.75%        08/25/19            7,955
       104,744       Series 2011-68, Class AH ..........................      4.50%        12/25/20          108,337
        62,974       Series 2011-89, Class LE ..........................      3.00%        03/25/39           64,033
     1,126,775       Series 2011-111, Class DA .........................      3.00%        12/25/38        1,152,030
                Government National Mortgage Association
       117,863       Series 2000-9, Class FG (a)........................      1.08%        02/16/30          118,796
       213,541       Series 2005-78, Class A ...........................      5.00%        07/16/33          221,581
        34,029       Series 2005-98, Class DA ..........................      5.50%        12/20/34           34,565
       328,096       Series 2009-43, Class AB ..........................      5.00%        03/16/34          338,210
        50,779       Series 2009-118, Class AW .........................      3.00%        05/20/37           51,014
       494,848       Series 2009-121, Class NG .........................      3.50%        04/20/37          497,621
        52,976       Series 2010-23, Class LA ..........................      3.00%        10/20/37           53,693
       437,136       Series 2010-30, Class QA ..........................      3.00%        06/20/38          442,959
       111,093       Series 2010-43, Class AP ..........................      5.00%        09/20/37          112,994
       490,652       Series 2010-57, Class YH ..........................      2.50%        05/20/37          494,650
       246,483       Series 2010-87, Class HE ..........................      3.00%        11/20/38          252,392
         1,668       Series 2010-107, Class L ..........................      4.00%        04/20/36            1,668
       504,542       Series 2010-125, Class TE .........................      3.00%        06/20/39          518,506
        63,686       Series 2010-167, Class CT .........................      4.25%        09/20/33           64,229
     1,434,426       Series 2014-180, Class PA .........................      2.50%        04/20/43        1,452,585
                                                                                                       -------------
                                                                                                          28,367,814
                                                                                                       -------------
                PASS-THROUGH SECURITIES -- 0.7%
                Federal Home Loan Mortgage Corporation
        17,739       Pool B18688 .......................................      5.00%        02/01/20           18,568
        92,202       Pool E01591 .......................................      5.50%        02/01/19           96,088
         9,821       Pool E99249 .......................................      5.50%        09/01/18           10,097
       116,215       Pool E99582 .......................................      5.00%        09/01/18          119,510
       136,814       Pool G11879 .......................................      5.00%        10/01/20          143,894
        19,488       Pool G12255 .......................................      5.50%        07/01/21           21,055
         7,448       Pool G12631 .......................................      5.50%        04/01/17            7,508
       145,176       Pool G13235 .......................................      4.50%        08/01/20          151,469
       157,703       Pool G18010 .......................................      5.50%        09/01/19          165,794
                Federal National Mortgage Association
        37,921       Pool 256889 .......................................      5.50%        09/01/17           38,413
        24,538       Pool 723399 .......................................      4.50%        09/01/18           25,153
       120,255       Pool 725445 .......................................      4.50%        05/01/19          123,576
       158,506       Pool 725934 .......................................      5.00%        11/01/19          163,762
       352,396       Pool 735646 .......................................      4.50%        07/01/20          363,802


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$       52,812       Pool 739798 .......................................      4.50%        09/01/18    $      54,205
        29,716       Pool 775019 .......................................      4.50%        05/01/19           30,501
        26,452       Pool 889191 .......................................      4.50%        04/01/21           27,185
        43,052       Pool 889847 .......................................      4.50%        04/01/21           44,370
       204,102       Pool AL0217 .......................................      5.00%        11/01/18          209,623
                Government National Mortgage Association
       148,264       Pool 781783 .......................................      5.50%        08/15/19          154,824
       361,379       Pool 783524 .......................................      5.00%        09/15/24          383,665
                                                                                                       -------------
                                                                                                           2,353,062
                                                                                                       -------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................     30,720,876
                (Cost $30,734,619)                                                                     -------------

MORTGAGE-BACKED SECURITIES -- 8.6%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
                BCAP LLC Trust
       121,641       Series 2009-RR2, Class A1 (a) (b)..................      3.08%        01/21/38          122,002
                Credit Suisse Mortgage Capital Certificates
       531,147       Series 2009-3R, Class 30A1 (a) (b).................      2.70%        07/27/37          532,712
       564,395       Series 2009-16R, Class 1A1 (b).....................      6.00%        11/26/37          565,184
                Wells Fargo Mortgage Loan Trust
       891,108       Series 2010-RR1, Class 1A1 (a) (b).................      3.07%        02/27/37          898,567
                                                                                                       -------------
                                                                                                           2,118,465
                                                                                                       -------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES-- 8.0%
                BAMLL Re-REMIC Trust
       569,965       Series 2011-07C1, Class A3A (b)....................      5.38%        11/15/16          569,462
                Banc of America Commercial Mortgage Trust
       602,458       Series 2007-4, Class A1A (a).......................      5.77%        02/10/51          619,976
                Bear Stearns Commercial Mortgage Securities Trust
       978,001       Series 2006-PW14, Class A1A .......................      5.19%        12/11/38          982,326
       705,870       Series 2006-T24, Class A4 .........................      5.54%        10/12/41          706,176
       264,626       Series 2007-PW16, Class A4 (a).....................      5.91%        06/11/40          270,694
       161,059       Series 2007-PW17, Class A1A (a)....................      5.65%        06/11/50          166,642
     2,123,597       Series 2007-PW17, Class A4 (a).....................      5.69%        06/11/50        2,191,313
                CFCRE Commercial Mortgage Trust
       294,402       Series 2011-C2, Class A2 ..........................      3.06%        12/15/47          295,396
                Citigroup Commercial Mortgage Trust
     1,023,161       Series 2010-RR3, Class MLSR (a) (b)................      5.81%        06/14/50        1,037,282
                Citigroup/Deutsche Bank Commercial Mortgage Trust
        35,586       Series 2006-CD3, Class A5 .........................      5.62%        10/15/48           35,566
     1,308,424       Series 2007-CD4, Class A1A (a).....................      5.29%        12/11/49        1,324,069
     2,015,870       Series 2007-CD4, Class A4 .........................      5.32%        12/11/49        2,029,651
                Commercial Mortgage Pass Through Certificates
        52,419       Series 2012-CR3, Class A1 .........................      0.67%        10/15/45           52,397
                Commercial Mortgage Trust
       849,444       Series 2006-C8, Class A1A .........................      5.29%        12/10/46          856,798
       257,628       Series 2006-C8, Class A4 ..........................      5.31%        12/10/46          258,723
        54,536       Series 2012-CR1, Class A2 .........................      2.35%        05/15/45           54,849
                Credit Suisse Mortgage Capital Certificates
       581,483       Series 2006-C5, Class A3 ..........................      5.31%        12/15/39          581,629
                DBUBS Mortgage Trust
        21,363       Series 2011-LC3A, Class A2 ........................      3.64%        08/10/44           21,352


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Greenwich Capital Commercial Funding Corp.
$    4,579,605       Series 2007-GG9, Class A4..........................      5.44%        03/10/39    $   4,621,010
                GS Mortgage Securities Trust
       144,642       Series 2006-GG8, Class A1A ........................      5.55%        11/10/39          145,141
        34,259       Series 2006-GG8, Class A4 .........................      5.56%        11/10/39           34,348
        77,831       Series 2011-GC5, Class A2 .........................      3.00%        08/10/44           77,801
                JP Morgan Chase Commercial Mortgage Securities Trust
       112,125       Series 2006-CB16, Class A1A .......................      5.55%        05/12/45          112,030
     3,769,565       Series 2007-CB18, Class A1A (a)....................      5.43%        06/12/47        3,804,314
       179,844       Series 2012-C8, Class A2 ..........................      1.80%        10/15/45          180,810
                LB-UBS Commercial Mortgage Trust
       247,384       Series 2006-C6, Class A4 ..........................      5.37%        09/15/39          247,318
         7,905       Series 2006-C7, Class A3 ..........................      5.35%        11/15/38            7,910
       294,905       Series 2007-C7, Class A3 (a).......................      5.87%        09/15/45          307,682
                ML-CFC Commercial Mortgage Trust
       333,130       Series 2006-4, Class A3 ...........................      5.17%        12/12/49          334,244
                Morgan Stanley Capital I Trust
       362,552       Series 2007-T27, Class A1A (a).....................      5.82%        06/11/42          373,340
     2,444,980       Series 2007-T27, Class A4 (a)......................      5.82%        06/11/42        2,516,976
       742,275       Series 2012-C4, Class A2 ..........................      2.11%        03/15/45          744,461
                Morgan Stanley RE-Remic Trust
     1,165,338       Series 2009-GG10, Class A4A (a) (b)................      5.79%        08/12/45        1,182,984
        82,061       Series 2010-GG10, Class A4A (a) (b)................      5.79%        08/15/45           83,464
                UBS-Citigroup Commercial Mortgage Trust
        79,091       Series 2011-C1, Class A2 ..........................      2.80%        01/10/45           79,110
                Wachovia Bank Commercial Mortgage Trust
       333,254       Series 2006-C29, Class A1A ........................      5.30%        11/15/48          335,545
        59,488       Series 2007-C32, Class A2 (a)......................      5.70%        06/15/49           59,573
                WFRBS Commercial Mortgage Trust
       158,445       Series 2012-C6, Class A2 ..........................      2.19%        04/15/45          159,093
       129,147       Series 2013-C12, Class A1 .........................      0.74%        03/15/48          129,083
        88,467       Series 2014-C20, Class A1 .........................      1.28%        05/15/47           88,547
                                                                                                       -------------
                                                                                                          27,679,085
                                                                                                       -------------
                TOTAL MORTGAGE-BACKED SECURITIES.....................................................     29,797,550
                (Cost $30,063,421)                                                                     -------------

FOREIGN CORPORATE BONDS -- 8.0%

                AEROSPACE & DEFENSE -- 0.1%
       500,000  BAE Systems PLC (b).....................................      3.50%        10/11/16          502,356
                                                                                                       -------------


                BANKS -- 4.4%
     1,000,000  Bank of Montreal, Medium-Term Note .....................      2.50%        01/11/17        1,006,895
       900,000  Bank of Montreal, Medium-Term Note (a)..................      1.26%        04/09/18          901,547
       500,000  Bank of Montreal, Medium-Term Note (a)..................      1.33%        07/18/19          500,796
       500,000  Bank of Nova Scotia (The) (a)...........................      0.97%        04/11/17          500,028


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
FOREIGN CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$      250,000  Bank of Nova Scotia (The) (a)...........................      1.51%        01/15/19    $     251,862
     1,025,000  BNP Paribas S.A., Medium-Term Note (a)..................      1.25%        12/12/16        1,026,605
        25,000  Credit Agricole S.A. (a) (b)............................      1.50%        10/03/16           25,026
     1,000,000  Credit Suisse AG/ New York, NY, Global
                   Medium-Term Note (a).................................      1.16%        05/26/17          999,888
        65,000  Deutsche Bank AG/London (a).............................      1.24%        02/13/17           64,854
       500,000  HSBC Bank PLC (a) (b)...................................      1.27%        05/15/18          497,610
       475,000  ING Bank N.V. (b).......................................      3.75%        03/07/17          482,158
       500,000  Mizuho Bank Ltd. (a) (b)................................      1.89%        10/20/18          503,236
     1,800,000  Nordea Bank AB (a) (b)..................................      1.01%        04/04/17        1,800,750
     1,530,000  Nordea Bank AB (a) (b)..................................      1.50%        09/17/18        1,537,862
       300,000  Royal Bank of Canada, Global Medium-Term Note (a).......      0.93%        10/13/17          299,092
       500,000  Royal Bank of Canada, Global Medium-Term Note (a).......      1.39%        04/15/19          501,280
     1,000,000  Royal Bank of Canada, Global Medium-Term Note (a).......      1.23%        07/29/19        1,000,019
       800,000  Svenska Handelsbanken AB ...............................      2.88%        04/04/17          810,207
     1,000,000  Toronto-Dominion Bank (The), Medium-Term Note (a).......      1.30%        04/30/18        1,001,084
       850,000  UBS AG/Stanford CT (a)..................................      1.23%        06/01/17          850,526
       850,000  UBS AG/Stanford CT, Global Medium-Term Note (a).........      1.34%        03/26/18          851,469
                                                                                                       -------------
                                                                                                          15,412,794
                                                                                                       -------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.8%
     1,125,000  Nomura Holdings, Inc., Medium-Term Note ................      2.00%        09/13/16        1,126,619
     1,500,000  Nomura Holdings, Inc., Medium-Term Note (a).............      2.11%        09/13/16        1,502,166
                                                                                                       -------------
                                                                                                           2,628,785
                                                                                                       -------------

                OIL & GAS -- 0.9%
       175,000  BP Capital Markets PLC (a)..............................      1.16%        02/10/17          175,134
       800,000  BP Capital Markets PLC .................................      1.85%        05/05/17          804,229
     2,017,000  Shell International Finance BV (a)......................      0.95%        05/10/17        2,020,292
                                                                                                       -------------
                                                                                                           2,999,655
                                                                                                       -------------

                PHARMACEUTICALS -- 1.5%
       900,000  Actavis Funding SCS (a).................................      1.55%        09/01/16          900,586
     1,150,000  Actavis Funding SCS ....................................      1.85%        03/01/17        1,154,019
     2,100,000  Actavis Funding SCS (a).................................      1.74%        03/12/18        2,111,846
     1,000,000  Teva Pharmaceutical Finance Netherlands III ............      1.40%        07/20/18        1,003,774
                                                                                                       -------------
                                                                                                           5,170,225
                                                                                                       -------------

                PIPELINES -- 0.3%
     1,025,000  Enbridge, Inc. (a)......................................      1.30%        10/01/16        1,022,120
        50,000  Enbridge, Inc. (a)......................................      1.14%        06/02/17           49,373
                                                                                                       -------------
                                                                                                           1,071,493
                                                                                                       -------------
                TOTAL FOREIGN CORPORATE BONDS........................................................     27,785,308
                (Cost $27,763,304)                                                                     -------------

U.S. GOVERNMENT NOTES -- 0.3%

     1,000,000  U.S. Treasury Note .....................................      0.63%        06/30/17        1,000,449
                                                                                                       -------------
                TOTAL U.S. GOVERNMENT NOTES..........................................................      1,000,449
                (Cost $999,300)                                                                        -------------


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
ASSET-BACKED SECURITIES -- 0.2%

                Ameriquest Mortgage Securities, Inc.
$      176,048       Series 2005-R11, Class A2D (a).....................      0.78%        01/25/36    $     173,885
                New Century Home Equity Loan Trust
       295,505       Series 2005-3, Class M1 (a)........................      0.93%        07/25/35          295,938
                Option One Mortgage Loan Trust
       343,577       Series 2005-1, Class A1A (a).......................      0.95%        02/25/35          341,016
                                                                                                       -------------
                TOTAL ASSET-BACKED SECURITIES........................................................        810,839
                (Cost $809,656)                                                                        -------------

                TOTAL INVESTMENTS -- 100.3%..........................................................    348,699,385
                (Cost $348,708,208) (c)
                NET OTHER ASSETS AND LIABILITIES -- (0.3)%...........................................     (1,179,418)
                                                                                                       -------------
                NET ASSETS -- 100.0%.................................................................  $ 347,519,967
                                                                                                       =============

-----------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at July 31, 2016.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2016, securities noted as such amounted to $20,563,381 or 5.9% of net assets.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $339,823 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $348,646.


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                   LEVEL 2          LEVEL 3
                                                  TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                 VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                7/31/2016          PRICES           INPUTS           INPUTS
                                              --------------   --------------   --------------   --------------
Commercial Paper*..........................   $  132,815,083   $           --   $  132,815,083   $           --
Corporate Bonds*...........................      125,769,280               --      125,769,280               --
U.S. Government Agency Mortgage-Backed
  Securities...............................       30,720,876               --       30,720,876               --
Mortgage-Backed Securities.................       29,797,550               --       29,797,550               --
Foreign Corporate Bonds*...................       27,785,308               --       27,785,308               --
U.S. Government Notes......................        1,000,449               --        1,000,449               --
Asset-Backed Securities....................          810,839               --          810,839               --
                                              --------------   --------------   --------------   --------------
Total Investments..........................   $  348,699,385   $           --   $  348,699,385   $           --
                                              ==============   ==============   ==============   ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           JULY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), which trades under the ticker "FTSM" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           JULY 31, 2016 (UNAUDITED)

      Commercial paper, fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management (for corporate debt only);

           11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);

           12) the borrower's/issuer's competitive position within the industry;

           13) the borrowers's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           JULY 31, 2016 (UNAUDITED)

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. AFFILIATED TRANSACTIONS

The Fund may invest in affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated fund.

Amounts related to this investment for the fiscal year-to-date period (November 1, 2015 through July 31, 2016) are as follows:

                                                         SHARE ACTIVITY
                                      ----------------------------------------------------
                                       BALANCE AT                             BALANCE AT     VALUE AT
            SECURITY NAME               10/31/15     PURCHASES      SALES       7/31/16      7/31/16
------------------------------------- ------------- ------------ ----------- ------------- ------------
First Trust Senior Loan Fund             147,215         --       (147,215)       --           $ --

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

    SHARES                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 40.7%

                CAPITAL MARKETS -- 40.7%
        22,500  First Trust Emerging Markets Local Currency Bond ETF (a)..............................  $      965,475
        91,962  First Trust Preferred Securities and Income ETF (a)...................................       1,796,938
        49,120  First Trust Tactical High Yield ETF (a)...............................................       2,378,390
           335  iShares 20+ Year Treasury Bond ETF....................................................          47,423
           460  iShares 7-10 Year Treasury Bond ETF...................................................          52,012
         8,200  iShares J.P. Morgan USD Emerging Markets Bond ETF.....................................         952,758
                                                                                                        --------------
                TOTAL EXCHANGE-TRADED FUNDS...........................................................       6,192,996
                (Cost $6,065,604)                                                                       --------------

COMMON STOCKS -- 23.6%

                BANKS -- 3.6%
         1,490  Arrow Financial Corp..................................................................          47,069
           915  Bank of Hawaii Corp...................................................................          63,062
         1,291  Community Trust Bancorp, Inc..........................................................          44,901
         3,309  CVB Financial Corp....................................................................          54,433
         1,262  First Financial Corp..................................................................          48,335
         1,606  NBT Bancorp, Inc......................................................................          47,891
         1,510  Northrim BanCorp, Inc.................................................................          42,884
         1,687  United Bankshares, Inc................................................................          64,612
         2,203  Univest Corp. of Pennsylvania.........................................................          46,461
         1,195  Washington Trust Bancorp, Inc.........................................................          45,362
         1,523  WesBanco, Inc.........................................................................          47,091
                                                                                                        --------------
                                                                                                               552,101
                                                                                                        --------------

                BIOTECHNOLOGY -- 0.5%
           410  Amgen, Inc............................................................................          70,532
                                                                                                        --------------

                CAPITAL MARKETS -- 0.9%
         2,194  Federated Investors, Inc., Class B....................................................          69,264
           865  T. Rowe Price Group, Inc..............................................................          61,147
                                                                                                        --------------
                                                                                                               130,411
                                                                                                        --------------

                COMMUNICATIONS EQUIPMENT -- 0.4%
         2,185  Cisco Systems, Inc....................................................................          66,708
                                                                                                        --------------

                DIVERSIFIED CONSUMER SERVICES -- 0.4%
         1,033  Capella Education Co..................................................................          61,846
                                                                                                        --------------

                ELECTRIC UTILITIES -- 3.9%
           972  ALLETE, Inc...........................................................................          62,062
           470  Alliant Energy Corp...................................................................          18,918
         1,437  American Electric Power Co., Inc......................................................          99,584
            69  Duke Energy Corp......................................................................           5,906
           313  Emera, Inc. (CAD).....................................................................          11,670
         1,640  Eversource Energy.....................................................................          95,924
           719  IDACORP, Inc..........................................................................          58,131
           939  NextEra Energy, Inc...................................................................         120,463
         1,424  Portland General Electric Co..........................................................          62,186
         1,400  Xcel Energy, Inc......................................................................          61,572
                                                                                                        --------------
                                                                                                               596,416
                                                                                                        --------------


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2016 (UNAUDITED)

    SHARES                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                FOOD PRODUCTS -- 0.4%
         3,338  Flowers Foods, Inc....................................................................  $       61,386
                                                                                                        --------------

                GAS UTILITIES -- 0.9%
           147  Atmos Energy Corp.....................................................................          11,729
           509  Chesapeake Utilities Corp.............................................................          32,612
           312  New Jersey Resources Corp.............................................................          11,619
           925  Northwest Natural Gas Co..............................................................          60,070
           524  UGI Corp..............................................................................          23,716
                                                                                                        --------------
                                                                                                               139,746
                                                                                                        --------------

                HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
         1,594  Abbott Laboratories...................................................................          71,332
         2,059  Meridian Bioscience, Inc..............................................................          39,862
                                                                                                        --------------
                                                                                                               111,194
                                                                                                        --------------

                HEALTH CARE PROVIDERS & SERVICES -- 0.7%
           599  National HealthCare Corp..............................................................          38,695
         1,663  Owens & Minor, Inc....................................................................          59,386
                                                                                                        --------------
                                                                                                                98,081
                                                                                                        --------------

                HOTELS, RESTAURANTS & LEISURE -- 0.8%
         1,405  Carnival Corp.........................................................................          65,642
           362  Cracker Barrel Old Country Store, Inc.................................................          56,982
                                                                                                        --------------
                                                                                                               122,624
                                                                                                        --------------

                INSURANCE -- 0.9%
         1,321  Arthur J. Gallagher & Co..............................................................          64,980
         1,535  Principal Financial Group, Inc........................................................          71,577
                                                                                                        --------------
                                                                                                               136,557
                                                                                                        --------------

                INTERNET & CATALOG RETAIL -- 0.4%
         2,809  PetMed Express, Inc...................................................................          58,231
                                                                                                        --------------

                IT SERVICES -- 0.4%
         1,069  Paychex, Inc..........................................................................          63,370
                                                                                                        --------------

                MULTILINE RETAIL -- 0.4%
           880  Target Corp...........................................................................          66,291
                                                                                                        --------------

                MULTI-UTILITIES -- 3.5%
         1,409  Avista Corp...........................................................................          61,292
           778  Consolidated Edison, Inc..............................................................          62,302
           479  National Grid PLC, ADR................................................................          34,704
           986  NorthWestern Corp.....................................................................          59,890
         2,129  Public Service Enterprise Group, Inc..................................................          97,955
           472  SCANA Corp............................................................................          35,372
           861  Sempra Energy.........................................................................          96,328
         1,192  Vectren Corp..........................................................................          61,662
           364  WEC Energy Group, Inc.................................................................          23,627
                                                                                                        --------------
                                                                                                               533,132
                                                                                                        --------------


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2016 (UNAUDITED)

    SHARES                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                OIL, GAS & CONSUMABLE FUELS -- 2.7%
         1,432  Enbridge Income Fund Holdings, Inc. (CAD).............................................  $       35,645
           278  Enbridge, Inc.........................................................................          11,434
         1,118  Inter Pipeline Ltd. (CAD).............................................................          23,359
         6,357  Kinder Morgan, Inc....................................................................         129,238
           836  Targa Resources Corp..................................................................          31,149
         2,883  TransCanada Corp......................................................................         133,627
         1,679  Williams (The) Cos., Inc..............................................................          40,246
                                                                                                        --------------
                                                                                                               404,698
                                                                                                        --------------

                PHARMACEUTICALS -- 0.4%
         1,497  Sanofi, ADR...........................................................................          63,817
                                                                                                        --------------

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.5%
         1,346  Linear Technology Corp................................................................          80,747
                                                                                                        --------------

                SPECIALTY RETAIL -- 0.3%
         1,381  Cato (The) Corp., Class A.............................................................          49,398
                                                                                                        --------------

                TOBACCO -- 0.4%
         1,160  Reynolds American, Inc................................................................          58,070
                                                                                                        --------------

                TRANSPORTATION INFRASTRUCTURE -- 0.4%
           527  Grupo Aeroportuario del Pacifico, S.A.B. de C.V., ADR.................................          51,788
                                                                                                        --------------

                WATER UTILITIES -- 0.1%
           476  Artesian Resources Corp., Class A.....................................................          16,227
                                                                                                        --------------
                TOTAL COMMON STOCKS...................................................................       3,593,371
                (Cost $3,290,683)                                                                       --------------


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 11.8%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.7%
                Federal Home Loan Mortgage Corporation
$       21,653       Series 1998-192, Class IO, IO, STRIPS..............      6.50%        02/01/28              4,572
           634       Series 2002-2495, Class UJ.........................      3.50%        07/15/32                639
         1,038       Series 2003-2637, Class F (b)......................      0.88%        06/15/18              1,039
        19,642       Series 2004-2776, Class QP.........................      4.00%        01/15/34             20,095
       157,455       Series 2006-3114, Class GI, IO (b).................      6.12%        02/15/36             38,248
        13,545       Series 2006-3200, Class PO, PO.....................       (c)         08/15/36             12,198
        18,221       Series 2007-3373, Class TO, PO.....................       (c)         04/15/37             17,537
        20,312       Series 2009-3589, Class ZW.........................      4.50%        10/15/39             24,137
        18,000       Series 2010-3626, Class ME.........................      5.00%        01/15/40             21,137
        14,259       Series 2011-3795, Class CA.........................      4.50%        05/15/39             14,665
        25,986       Series 2011-3851, Class SC (b).....................      7.84%        05/15/40             26,489
        34,398       Series 2011-3917, Class AI, IO.....................      4.50%        07/15/26              3,601
        18,037       Series 2012-4101, Class QN.........................      3.50%        09/15/42             19,411
                Federal National Mortgage Association
        11,231       Series 1992-205, Class Z...........................      7.00%        11/25/22             12,344
        43,885       Series 1993-247, Class 2, IO, STRIPS...............      7.50%        10/25/23              6,983
            99       Series 2002-19, Class PE...........................      6.00%        04/25/17                 99
        11,754       Series 2002-94, Class HQ...........................      4.50%        01/25/18             11,965
       149,036       Series 2003-339, Class 12, IO, STRIPS..............      6.00%        06/25/33             30,947
        21,543       Series 2003-W2, Class 1A1..........................      6.50%        07/25/42             25,555


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$       60,093       Series 2005-45, Class SR, IO (b)...................      6.23%        06/25/35     $       12,727
        19,944       Series 2006-125, Class FA (b)......................      0.77%        01/25/37             19,880
       160,057       Series 2012-409, Class C17, IO, STRIPS.............      4.00%        11/25/41             24,399
       112,463       Series 2015-14, Class IK, IO.......................      0.75%        03/25/45             12,500
                Government National Mortgage Association
        66,827       Series 1999-30, Class S, IO (b)....................      8.12%        08/16/29             16,863
         1,694       Series 2005-91, Class PC...........................      5.50%        01/20/35              1,734
        54,986       Series 2012-34, Class SD, IO (b)...................      5.57%        03/16/42             10,974
        70,989       Series 2013-20, Class KI, IO.......................      5.00%        01/20/43             10,443
        75,607       Series 2013-67, Class PI, IO.......................      4.00%        12/16/42             11,109
                                                                                                        --------------
                                                                                                               412,290
                                                                                                        --------------
                PASS-THROUGH SECURITIES -- 9.1%
                Federal Home Loan Mortgage Corporation
        93,542       Pool A47829........................................      4.00%        08/01/35            100,488
        85,713       Pool A94951........................................      4.00%        11/01/40             93,478
        53,272       Pool A95134........................................      4.50%        11/01/40             58,775
        52,914       Pool A97601........................................      4.50%        03/01/41             59,202
        60,922       Pool G06501........................................      4.00%        04/01/41             65,968
        20,882       Pool O20138 (b)....................................      5.00%        11/01/30             23,159
        53,475       Pool Q05201........................................      4.00%        12/01/41             57,962
        83,262       Pool U90316........................................      4.00%        10/01/42             90,164
                Federal National Mortgage Association
        46,213       Pool AB2265........................................      4.00%        02/01/41             50,611
        82,885       Pool AH1568........................................      4.50%        12/01/40             91,158
        16,552       Pool AI1191........................................      4.50%        04/01/41             18,209
        59,891       Pool AI7800........................................      4.50%        07/01/41             65,382
        38,795       Pool AJ5299........................................      4.00%        11/01/41             42,513
        61,537       Pool AJ5300........................................      4.00%        11/01/41             67,018
        57,635       Pool AK3103........................................      4.00%        02/01/42             62,495
        71,896       Pool AL3484........................................      4.50%        10/01/42             79,127
        30,369       Pool AO4133........................................      3.50%        06/01/42             32,482
        23,288       Pool AP4795........................................      3.50%        09/01/42             24,781
        21,593       Pool AT2887........................................      3.50%        04/01/43             22,967
        29,970       Pool AU3741........................................      3.50%        08/01/43             32,036
        85,591       Pool AU4726........................................      4.00%        09/01/43             93,144
                Government National Mortgage Association
        22,599       Pool 3500..........................................      5.50%        01/20/34             25,501
        13,997       Pool 3513..........................................      5.00%        02/20/34             15,768
        36,746       Pool 3555..........................................      5.00%        05/20/34             41,367
        54,438       Pool 609116........................................      4.50%        02/15/44             60,887
                                                                                                        --------------
                                                                                                             1,374,642
                                                                                                        --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES...............................       1,786,932
                (Cost $1,752,415)                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2016 (UNAUDITED)

    UNITS                                            DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS -- 10.4%

                CHEMICALS -- 0.3%
         2,061  Westlake Chemical Partners, L.P.......................................................  $       45,053
                                                                                                        --------------

                GAS UTILITIES -- 0.6%
         1,513  AmeriGas Partners, L.P................................................................          75,484
           349  Suburban Propane Partners, L.P........................................................          11,894
                                                                                                        --------------
                                                                                                                87,378
                                                                                                        --------------

                INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.5%
         2,458  NextEra Energy Partners, L.P..........................................................          76,763
                                                                                                        --------------

                OIL, GAS & CONSUMABLE FUELS -- 9.0%
         1,240  Alliance Holdings GP, L.P.............................................................          31,546
         3,329  Alliance Resource Partners, L.P.......................................................          64,083
           335  Buckeye Partners, L.P.................................................................          24,140
         4,554  Columbia Pipeline Partners, L.P.......................................................          68,173
         6,481  Enbridge Energy Partners, L.P.........................................................         151,396
         8,093  Enterprise Products Partners, L.P.....................................................         230,408
         1,349  EQT Midstream Partners, L.P...........................................................         107,664
         3,380  Holly Energy Partners, L.P............................................................         121,680
         1,825  Magellan Midstream Partners, L.P......................................................         132,970
         1,469  ONEOK Partners, L.P...................................................................          59,098
         4,318  Plains All American Pipeline, L.P.....................................................         120,299
         2,989  Spectra Energy Partners, L.P..........................................................         145,684
           773  Tallgrass Energy Partners, L.P........................................................          36,555
         1,419  TC PipeLines, L.P.....................................................................          79,024
                                                                                                        --------------
                                                                                                             1,372,720
                                                                                                        --------------
                TOTAL MASTER LIMITED PARTNERSHIPS.....................................................       1,581,914
                (Cost $1,413,617)                                                                       --------------


                                                                             STATED         STATED
    SHARES                            DESCRIPTION                             RATE         MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
$25 PAR PREFERRED SECURITIES -- 3.9%

                BANKS -- 1.1%
         5,751  Citigroup, Inc., Series K (b)...........................      6.88%           (d)              171,206
                                                                                                        --------------

                CAPITAL MARKETS -- 1.0%
         4,893  Morgan Stanley, Series F (b)............................      6.88%           (d)              144,344
                                                                                                        --------------

                INSURANCE -- 1.8%
         4,841  PartnerRe Ltd., Series G ...............................      6.50%           (d)              137,969
         5,188  Reinsurance Group of America, Inc. (b)..................      5.75%        06/15/56            138,883
                                                                                                        --------------
                                                                                                               276,852
                                                                                                        --------------
                TOTAL $25 PAR PREFERRED SECURITIES....................................................         592,402
                (Cost $576,403)                                                                         --------------


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                   STATED         STATED          VALUE
  CURRENCY)                           DESCRIPTION                            COUPON        MATURITY     (U.S. DOLLAR)
--------------  --------------------------------------------------------  -------------  -------------  --------------
FOREIGN SOVEREIGN BONDS -- 2.9%

                AUSTRALIA -- 0.1%
        20,000  Australia Government Bond, Series 137 (AUD).............      2.75%        04/21/24     $       16,260
                                                                                                        --------------

                BRAZIL -- 0.3%
       125,000  Brazil Notas Do Tesouro Nacional, Series NTNF (BRL).....     10.00%        01/01/17             38,062
                                                                                                        --------------

                COLOMBIA -- 0.3%
   165,000,000  Colombian TES, Series B (COP)...........................      5.00%        11/21/18             51,667
                                                                                                        --------------

                CZECH REPUBLIC -- 0.3%
     1,020,000  Czech Republic Government Bond, Series 89 (CZK).........      2.40%        09/17/25             50,373
                                                                                                        --------------

                INDONESIA -- 0.3%
   517,000,000  Indonesia Treasury Bond, Series FR70 (IDR)..............      8.38%        03/15/24             42,944
                                                                                                        --------------

                ISRAEL -- 0.1%
        50,000  Israel Government Bond, Series 1026 (ILS)...............      6.25%        10/30/26             18,675
                                                                                                        --------------

                MALAYSIA -- 0.3%
       150,000  Malaysia Government Bond, Series 0111 (MYR).............      4.16%        07/15/21             38,379
                                                                                                        --------------

                MEXICO -- 0.3%
       620,000  Mexican Bonos, Series M 20 (MXN)........................     10.00%        12/05/24             42,157
                                                                                                        --------------

                PERU -- 0.1%
        30,000  Peru Government Bond (PEN)..............................      7.84%        08/12/20              9,831
                                                                                                        --------------

                POLAND -- 0.3%
       150,000  Poland Government Bond, Series 1019 (PLN)...............      5.50%        10/25/19             42,880
                                                                                                        --------------

                SOUTH AFRICA -- 0.3%
       350,000  South Africa Government Bond, Series R186 (ZAR).........     10.50%        12/21/26             28,403
       300,000  South Africa Government Bond, Series R209 (ZAR).........      6.25%        03/31/36             15,805
                                                                                                        --------------
                                                                                                                44,208
                                                                                                        --------------

                TURKEY -- 0.2%
        55,000  Turkey Government Bond (TRY)............................     10.50%        01/15/20             19,193
        60,000  Turkey Government Bond (TRY)............................      8.00%        03/12/25             18,307
                                                                                                        --------------
                                                                                                                37,500
                                                                                                        --------------
                TOTAL FOREIGN SOVEREIGN BONDS.........................................................         432,936
                (Cost $491,271)                                                                         --------------


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2016 (UNAUDITED)

    SHARES                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS -- 2.7%

                HEALTH CARE REITS -- 0.9%
         1,211  LTC Properties, Inc...................................................................  $       64,825
           834  National Health Investors, Inc........................................................          65,528
                                                                                                        --------------
                                                                                                               130,353
                                                                                                        --------------

                OFFICE REITS -- 0.2%
         3,001  Franklin Street Properties Corp.......................................................          38,473
                                                                                                        --------------

                RETAIL REITS -- 0.4%
           901  Realty Income Corp....................................................................          64,394
                                                                                                        --------------

                SPECIALIZED REITS -- 1.2%
         1,780  Corrections Corp. of America..........................................................          57,049
           244  Public Storage........................................................................          58,296
           593  Life Storage, Inc.....................................................................          60,705
                                                                                                        --------------
                                                                                                               176,050
                                                                                                        --------------
                TOTAL REAL ESTATE INVESTMENT TRUSTS...................................................         409,270
                (Cost $345,076)                                                                         --------------


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
MORTGAGE-BACKED SECURITIES -- 2.0%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.3%
                ABN AMRO Mortgage Corp.
$       19,244       Series 2003-6, Class 2A2...........................      4.50%        05/25/18             19,357
                Banc of America Alternative Loan Trust
        42,272       Series 2004-7, Class 4A1...........................      5.00%        08/25/19             42,919
                Banc of America Mortgage Trust
        12,978       Series 2004-11, Class 1A5..........................      5.50%        01/25/35             13,001
                BCAP LLC Trust
        40,851       Series 2011-R11, Class 30A5 (b) (e)................      2.88%        01/26/34             40,382
                JPMorgan Resecuritization Trust
        15,711       Series 2009-7, Class 5A1 (b) (e)...................      6.00%        02/27/37             15,815
                MASTR Alternative Loan Trust
        13,785       Series 2004-13, Class 10A2.........................      5.50%        01/25/35             13,807
                Residential Accredit Loans, Inc.
        29,529       Series 2003-QS5, Class A2 (b)......................     13.86%        03/25/18             31,166
        19,139       Series 2003-QS20, Class CB.........................      5.00%        11/25/18             19,335

                Wells Fargo Alternative Loan Trust
         7,236       Series 2007-PA5, Class 2A1.........................      6.00%        11/25/22              7,341
                                                                                                        --------------
                                                                                                               203,123
                                                                                                        --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.7%
                Morgan Stanley Re-REMIC Trust
       100,000       Series 2010-GG10, Class A4B (b) (e)................      5.99%        08/15/45            101,695
                                                                                                        --------------
                TOTAL MORTGAGE-BACKED SECURITIES......................................................         304,818
                (Cost $304,330)                                                                         --------------


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
ASSET-BACKED SECURITIES -- 0.7%

                Ameriquest Mortgage Securities, Inc.
$       19,285       Series 2004-R6, Class A1 (b).......................      0.91%        07/25/34     $       19,084
                First Alliance Mortgage Loan Trust
        54,231       Series 1999-1, Class A1............................      7.18%        06/20/30             54,573
                Home Equity Asset Trust
        14,674       Series 2004-5, Class A3 (b)........................      1.53%        11/25/34             14,665
                Lehman XS Trust
        18,240       Series 2005-2, Class 1A2 (b).......................      1.19%        08/25/35             17,361
                                                                                                        --------------
                TOTAL ASSET-BACKED SECURITIES.........................................................         105,683
                (Cost $103,937)                                                                         --------------

                TOTAL INVESTMENTS -- 98.7%............................................................      15,000,322
                (Cost $14,343,336) (f)
                NET OTHER ASSETS AND LIABILITIES -- 1.3%..............................................         204,925
                                                                                                        --------------
                NET ASSETS -- 100.0%..................................................................  $   15,205,247
                                                                                                        ==============

-----------------------------

(a)   Investment in an affiliated fund.

(b) Floating or variable rate security. The interest rate shown reflects the rate in effect at July 31, 2016.

(c)   Zero coupon security.

(d)   Perpetual maturity.

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2016, securities noted as such amounted to $157,892 or 1.0% of net assets.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $925,041 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $268,055.

ADR   - American Depositary Receipt

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

PO    - Principal-Only Security

STRIPS - Separate Trading of Registered Interest and Principal of Securities

Currency Abbreviations:
AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
CZK   Czech Koruna
IDR   Indonesian Rupiah
ILS   Israeli New Shequel
MYR   Malaysian Ringgit
MXN   Mexican Peso
PEN   Peruvian Nuevo Sol
PLN   Polish Zloty
RUB   Russian Ruble
TRY   Turkish Lira
ZAR   South African Rand


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                   ASSETS TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        7/31/2016        PRICES          INPUTS          INPUTS
                                                      -------------   -------------   -------------   -------------
Exchange-Traded Funds*..............................  $   6,192,996   $   6,192,996   $          --   $          --
Common Stocks*......................................      3,593,371       3,593,371              --              --
U.S. Government Agency Mortgage-Backed
   Securities.......................................      1,786,932              --       1,786,932              --
Master Limited Partnerships*........................      1,581,914       1,581,914              --              --
$25 Par Preferred Securities*.......................        592,402         592,402              --              --
Foreign Sovereign Bonds**...........................        432,936              --         432,936              --
Real Estate Investment Trusts*......................        409,270         409,270              --              --
Mortgage-Backed Securities..........................        304,818              --         304,818              --
Asset-Backed Securities.............................        105,683              --         105,683              --
                                                      -------------   -------------   -------------   -------------
Total Investments...................................     15,000,322      12,369,953       2,630,369              --
Forward Foreign Currency Contracts***...............            902              --             902              --
                                                      -------------   -------------   -------------   -------------
Total...............................................  $  15,001,224   $  12,369,953   $   2,631,271   $          --
                                                      =============   =============   =============   =============

                                                 LIABILITIES TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        7/31/2016        PRICES          INPUTS          INPUTS
                                                      -------------   -------------   -------------   -------------
Forward Foreign Currency Contracts***...............  $        (656)  $          --   $        (656)  $          --
                                                      =============   =============   =============   =============

*   See Portfolio of Investments for industry breakout.
**  See Portfolio of Investments for country breakout.
*** See the table of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.

                                          FORWARD FOREIGN CURRENCY CONTRACTS
                                  ---------------------------------------------------
                                                                      PURCHASE VALUE      SALE VALUE        UNREALIZED
  SETTLEMENT                          AMOUNT                              AS OF              AS OF        APPRECIATION/
     DATE         COUNTERPARTY    PURCHASED (a)    AMOUNT SOLD (a)    JULY 31, 2016      JULY 31, 2016    (DEPRECIATION)
---------------   -------------   --------------   ---------------   ----------------   ---------------   --------------
   08/31/16           BNS         RUB  1,500,000   USD      22,521   $         22,544   $        22,521   $           23
   08/31/16           BNYM        ZAR    350,000   USD      24,176             25,055            24,176              879
   08/31/16           BNYM        USD     40,367   PLN     160,000             40,367            41,023             (656)
                                                                                                          --------------
Net Unrealized Appreciation (Depreciation) ............................................................   $          246
                                                                                                          ==============

(a)   Please see Portfolio of Investments for currency descriptions.

      Counterparty Abbreviations:
      BNS    Bank of Nova Scotia (The)
      BNYM   Bank of New York Mellon (The)


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Strategic Income ETF (the "Fund"), which trades under the ticker "FDIV" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Common stocks, preferred stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2016 (UNAUDITED)

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2016 (UNAUDITED)

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

           11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only);

           12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           13)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the type of security;

            2)    the size of the holding;

            3)    the initial cost of the security;

            4)    transactions in comparable securities;

            5)    price quotes from dealers and/or pricing services;

            6)    relationships among various securities;

            7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

            8)    an analysis of the issuer's financial statements; and

            9) the existence of merger proposals or tender offers that might affect the value of the security.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2016, is included with the Fund's Portfolio of Investments.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2016 (UNAUDITED)

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. FUTURES CONTRACTS

The Fund purchases or sells (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments. The Fund had no open futures contracts as of July 31, 2016.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed futures contracts, exchange-listed options, exchange-listed options on futures contracts, and exchange-listed stock index options.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities,

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2016 (UNAUDITED)

and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option. The Fund had no option contracts as of July 31, 2016.

F. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

G. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

H. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2016 (UNAUDITED)

I. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.

J. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments in the Fund's Portfolio of Investments at July 31, 2016, and for the fiscal year-to-date period (November 1, 2015 through July 31, 2016) are:

                                                                        SHARE ACTIVITY
                                                       ------------------------------------------------
                                                       BALANCE AT                           BALANCE AT    VALUE AT
                    SECURITY NAME                       10/31/15    PURCHASES     SALES       7/31/16      7/31/16
-----------------------------------------------------  -----------  ---------  -----------  -----------  -----------
First Trust Emerging Markets Local Currency Bond ETF         6,600     21,500       (5,600)      22,500  $   965,475
First Trust Low Duration Opportunities ETF                      --      2,781       (2,781)          --           --
First Trust Preferred Securities and Income ETF            166,265     15,051      (89,354)      91,962    1,796,938
First Trust Tactical High Yield  ETF                        67,818      4,176      (22,874)      49,120    2,378,390
                                                                                                         -----------
                                                                                                         $ 5,140,803
                                                                                                         ===========


                           3. DERIVATIVE TRANSACTIONS

Written options activity for the Fund for the fiscal year-to-date period (November 1, 2015 through July 31, 2016) was as follows:

                                                      NUMBER OF
WRITTEN OPTIONS                                       CONTRACTS    PREMIUMS
----------------------------------------------------  ---------  ------------
Options outstanding at October 31, 2015                      --    $     --
Options Written                                               5       4,771
Options Expired                                              --          --
Options Exercised                                            --          --
Options Closed                                               (5)     (4,771)
                                                      ---------    --------
Options outstanding at July 31, 2016                         --    $     --
                                                      =========    ========

For the fiscal year-to-date period (November 1, 2015 through July 31, 2016), the number of purchased option contracts opened and closed were 4 and 4, respectively.

For the fiscal year-to-date period (November 1, 2015 through July 31, 2016), the notional values of forward foreign currency contracts opened and closed were $548,532 and $500,399, respectively.

For the fiscal year-to-date period (November 1, 2015 through July 31, 2016), the notional value of futures contracts opened and closed were $671,549 and $518,545, respectively.

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 80.3%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 29.7%
                Federal Home Loan Mortgage Corporation
$        2,309        Series 1989-74, Class F...........................      6.00%        10/15/20     $        2,418
            65        Series 1990-172, Class J..........................      7.00%        07/15/21                 67
           132        Series 1990-186, Class E..........................      6.00%        08/15/21                138
           260        Series 1990-188, Class H..........................      7.00%        09/15/21                277
       159,725        Series 1992-133, Class B, IO, STRIPS..............      8.50%        06/01/22             30,137
         8,622        Series 1992-205, Class A (a)......................      0.93%        05/15/23              8,667
        47,928        Series 1993-1498, Class I (a).....................      1.63%        04/15/23             49,037
        37,639        Series 1993-1552, Class I (a).....................      0.96%        08/15/23             37,569
         1,185        Series 1993-1577, Class PK........................      6.50%        09/15/23              1,297
         2,925        Series 1993-1643, Class PK........................      6.50%        12/15/23              3,218
         4,182        Series 1998-2089, Class PJ, IO....................      7.00%        10/15/28                475
         5,243        Series 1998-2102, Class Z.........................      6.00%        12/15/28              5,967
           965        Series 2001-2390, Class WD........................      5.50%        12/15/16                970
        10,260        Series 2002-2519, Class AH........................      5.00%        11/15/17             10,452
        26,859        Series 2003-58, Class 2A..........................      6.50%        09/25/43             32,026
         1,651        Series 2003-2586, Class ND........................      4.50%        03/15/18              1,687
       247,800        Series 2003-2626, Class ZX........................      5.00%        06/15/33            320,662
         4,497        Series 2003-2646, Class MX........................      4.00%        11/15/32              4,518
       305,655        Series 2005-3031, Class BI, IO (a)................      6.21%        08/15/35             76,226
        16,160        Series 2005-3074, Class ZH........................      5.50%        11/15/35             21,900
         4,430        Series 2005-3076, Class PG........................      5.50%        10/15/34              4,487
        25,272        Series 2005-3077, Class TO, PO....................       (b)         04/15/35             23,497
       297,298        Series 2006-72, Class A1 (a)......................      0.64%        03/25/36            292,751
       174,445        Series 2006-237, Class PO, PO, STRIPS.............       (b)         05/15/36            159,296
       992,431        Series 2006-238, Class 8, IO, STRIPS..............      5.00%        04/15/36            159,821
       777,081        Series 2006-243, Class 11, IO, STRIPS (a).........      7.24%        08/15/36            223,080
        31,348        Series 2006-3100, Class PO, PO....................       (b)         01/15/36             29,583
       459,400        Series 2006-3114, Class GI, IO (a)................      6.12%        02/15/36            111,593
        30,800        Series 2006-3117, Class EO, PO....................       (b)         02/15/36             28,604
        26,376        Series 2006-3117, Class ZU........................      6.00%        02/15/36             35,861
         7,424        Series 2006-3122, Class ZW........................      6.00%        03/15/36             10,167
        14,357        Series 2006-3138, Class PO, PO....................       (b)         04/15/36             13,919
        67,724        Series 2006-3200, Class PO, PO....................       (b)         08/15/36             60,989
           516        Series 2007-3317, Class PG........................      5.00%        04/15/36                523
        39,464        Series 2007-3340, Class PF (a)....................      0.78%        07/15/37             39,341
         6,426        Series 2007-3346, Class FA (a)....................      0.71%        02/15/19              6,421
           823        Series 2007-3347, Class PF (a)....................      0.83%        01/15/36                824
        67,822        Series 2007-3373, Class TO, PO....................       (b)         04/15/37             65,276
       296,690        Series 2007-3403, Class OB, PO....................       (b)         12/15/37            266,895
        98,715        Series 2009-3523, Class SD (a)....................     18.34%        06/15/36            137,551
       858,246        Series 2009-3571, Class SB, IO (a)................      5.62%        09/15/34             68,293
       168,106        Series 2009-3607, Class BO, PO....................       (b)         04/15/36            161,502
        15,512        Series 2009-3611, Class PO, PO....................       (b)         07/15/34             14,942
        57,000        Series 2010-3645, Class WD........................      4.50%        02/15/40             67,777
        49,205        Series 2010-3699, Class FD (a)....................      1.08%        07/15/40             49,492
       179,295        Series 2010-3699, Class QI, IO....................      5.50%        02/15/39              9,606
         1,615        Series 2010-3740, Class KC........................      4.00%        07/15/37              1,626
       698,552        Series 2010-3740, Class SC, IO (a)................      5.52%        10/15/40            121,267
        46,761        Series 2010-3752, Class KF (a)....................      0.98%        12/15/37             47,003
        64,251        Series 2010-3770, Class GZ........................      4.50%        10/15/40             80,037
       130,833        Series 2011-3785, Class LS (a)....................      8.94%        01/15/41            158,781


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$        3,841        Series 2011-3795, Class ED........................      3.00%        10/15/39     $        3,975
       104,489        Series 2011-3828, Class SY (a)....................     11.76%        02/15/41            170,032
        54,597        Series 2011-3842, Class BS (a)....................     20.42%        04/15/41            120,375
       100,000        Series 2011-3844, Class PC........................      5.00%        04/15/41            123,030
        59,091        Series 2011-3864, Class FW (a)....................      0.88%        02/15/41             59,387
     1,702,960        Series 2012-267, Class S5, IO, STRIPS (a).........      5.52%        08/15/42            389,596
        19,000        Series 2012-4012, Class GC........................      3.50%        06/15/40             20,491
        39,704        Series 2012-4015, Class KB........................      1.75%        05/15/41             36,786
     1,344,928        Series 2012-4021, Class IP, IO....................      3.00%        03/15/27            111,369
       309,397        Series 2012-4038, Class CS (a)....................     10.60%        04/15/42            335,341
       507,237        Series 2012-4090, Class YZ........................      4.50%        08/15/42            662,531
       119,549        Series 2012-4097, Class ES, IO (a)................      5.62%        08/15/42             22,424
       123,360        Series 2012-4116, Class AS, IO (a)................      5.67%        10/15/42             23,964
       665,085        Series 2012-4145, Class YI , IO...................      3.00%        12/15/27             64,840
     1,275,311        Series 2013-299, Class S1, IO, STRIPS (a).........      5.52%        01/15/43            281,383
     1,836,101        Series 2013-304, Class C37, IO, STRIPS............      3.50%        12/15/27            180,994
       127,769        Series 2013-4261, Class GS (a)....................      9.66%        01/15/41            153,048
     1,133,982        Series 2013-4278, Class HI, IO....................      4.00%        12/15/28            104,422
       865,173        Series 2014-326, Class S2, IO, STRIPS (a).........      5.47%        03/15/44            198,181
       502,015        Series 2015-4522, Class JZ........................      2.00%        01/15/45            487,340
                Federal National Mortgage Association
           514        Series 1990-11, Class G...........................      6.50%        02/25/20                534
        30,655        Series 1990-13, Class E...........................      9.00%        02/25/20             33,367
        95,192        Series 1990-79, Class J...........................      9.00%        07/25/20            102,726
        58,393        Series 1990-98, Class J...........................      9.00%        08/25/20             62,757
         1,883        Series 1990-108, Class G..........................      7.00%        09/25/20              2,013
         2,253        Series 1990-109, Class J..........................      7.00%        09/25/20              2,372
        35,034        Series 1990-112, Class G..........................      8.50%        09/25/20             37,876
       161,016        Series 1991-30, Class PN..........................      9.00%        10/25/21            171,711
         1,030        Series 1992-44, Class ZQ..........................      8.00%        07/25/22              1,063
         1,796        Series 1993-3, Class K............................      7.00%        02/25/23              1,978
         4,276        Series 1993-46, Class FH (a)......................      1.26%        04/25/23              4,219
       122,265        Series 1993-214, Class 2, IO, STRIPS..............      7.50%        03/25/23             19,680
        54,921        Series 1993-230, Class FA (a).....................      1.09%        12/25/23             55,670
           716        Series 1994-24, Class H, PO.......................       (b)         11/25/23                689
       117,297        Series 1996-51, Class AY, IO......................      7.00%        12/18/26             24,007
       153,161        Series 1997-10, Class SA, IO (a)..................      8.42%        03/18/27             38,266
        17,531        Series 1998-37, Class VZ..........................      6.00%        06/17/28             19,997
        44,438        Series 1999-49, Class SC, IO (a)..................      7.41%        10/25/17              1,081
     1,565,527        Series 2000-45, Class SD, IO (a)..................      7.47%        12/18/30            339,588
        30,029        Series 2001-8, Class SE, IO (a)...................      8.12%        02/17/31              2,028
       504,331        Series 2001-34, Class SR, IO (a)..................      7.62%        08/18/31             77,460
         5,802        Series 2001-42, Class SB (a)......................      8.50%        09/25/31              7,516
        37,843        Series 2001-46, Class F (a).......................      0.88%        09/18/31             37,886
        19,629        Series 2001-314, Class 1, PO, STRIPS..............       (b)         07/25/31             17,722
         5,052        Series 2002-22, Class G...........................      6.50%        04/25/32              5,692
       240,604        Series 2002-30, Class Z...........................      6.00%        05/25/32            276,299
           856        Series 2002-74, Class LE..........................      5.00%        11/25/17                872
       231,209        Series 2002-320, Class 2, IO, STRIPS..............      7.00%        04/25/32             62,819
       293,839        Series 2002-329, Class 1, PO, STRIPS..............       (b)         01/25/33            267,275


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$        7,954        Series 2003-21, Class OA..........................      4.00%        03/25/33     $        8,379
       193,736        Series 2003-32, Class UI, IO......................      6.00%        05/25/33             46,038
        62,327        Series 2003-38, Class FA (a)......................      0.86%        03/25/23             62,322
        86,420        Series 2003-63, Class F1 (a)......................      0.79%        11/25/27             86,897
        48,433        Series 2003-109, Class YB.........................      6.00%        11/25/33             59,690
        90,345        Series 2003-119, Class ME.........................      4.50%        04/25/33             92,996
       126,133        Series 2003-W1, Class 1A1 (a).....................      5.65%        12/25/42            144,501
        36,854        Series 2003-W10, Class 1A4........................      4.51%        06/25/43             40,146
       139,403        Series 2003-W12, Class 1A8........................      4.55%        06/25/43            152,860
       257,374        Series 2004-25, Class LC..........................      5.50%        04/25/34            293,493
       231,185        Series 2004-25, Class UC..........................      5.50%        04/25/34            263,629
        12,148        Series 2004-36, Class TA..........................      5.50%        08/25/33             12,796
        25,000        Series 2004-60, Class AC..........................      5.50%        04/25/34             29,346
         2,439        Series 2004-60, Class JB..........................      5.50%        04/25/34              2,444
       672,260        Series 2004-W4, Class A7..........................      5.50%        06/25/34            762,246
        26,044        Series 2004-W9, Class 1A3.........................      6.05%        02/25/44             30,843
         2,692        Series 2005-3, Class CD...........................      5.50%        07/25/34              2,701
        44,008        Series 2005-29, Class ZT..........................      5.00%        04/25/35             53,215
       249,558        Series 2005-40, Class SA, IO (a)..................      6.21%        05/25/35             52,596
       126,749        Series 2005-45, Class SR, IO (a)..................      6.23%        06/25/35             26,844
         1,479        Series 2005-48, Class AR..........................      5.50%        02/25/35              1,565
        13,706        Series 2005-48, Class MD..........................      5.00%        04/25/34             13,969
        22,894        Series 2005-67, Class SC (a)......................     13.36%        08/25/35             31,279
        10,699        Series 2005-70, Class KJ..........................      5.50%        09/25/34             11,147
       137,015        Series 2005-79, Class NS, IO (a)..................      5.60%        09/25/35             23,717
        13,922        Series 2005-90, Class ES (a)......................     15.66%        10/25/35             19,202
        19,029        Series 2005-95, Class WZ..........................      6.00%        11/25/35             28,084
       340,611        Series 2005-362, Class 13, IO, STRIPS.............      6.00%        08/25/35             68,606
        42,439        Series 2005-W1, Class 1A2.........................      6.50%        10/25/44             50,441
       123,348        Series 2006-5, Class 2A2 (a)......................      0.63%        02/25/35            129,897
       183,499        Series 2006-8, Class WQ, PO.......................       (b)         03/25/36            162,437
       165,606        Series 2006-15, Class IS, IO (a)..................      6.09%        03/25/36             37,721
        47,174        Series 2006-22, Class AO, PO......................       (b)         04/25/36             42,337
        27,264        Series 2006-27, Class OH, PO......................       (b)         04/25/36             25,373
        18,468        Series 2006-31, Class PZ..........................      6.00%        05/25/36             27,276
        17,952        Series 2006-44, Class GO, PO......................       (b)         06/25/36             17,132
        20,614        Series 2006-44, Class P, PO.......................       (b)         12/25/33             19,829
        30,000        Series 2006-46, Class UD..........................      5.50%        06/25/36             37,483
        10,213        Series 2006-60, Class CO, PO......................       (b)         06/25/35             10,055
       129,561        Series 2006-60, Class DO, PO......................       (b)         04/25/35            125,524
        29,617        Series 2006-65, Class QO, PO......................       (b)         07/25/36             28,299
        16,894        Series 2006-79, Class DO, PO......................       (b)         08/25/36             16,069
        30,029        Series 2006-126, Class DZ.........................      5.50%        01/25/37             32,106
        48,351        Series 2006-377, Class 1, PO, STRIPS..............       (b)         10/25/36             41,841
       166,056        Series 2007-25, Class FB (a)......................      0.82%        04/25/37            165,635
       107,967        Series 2007-67, Class SA, IO (a)..................      6.26%        04/25/37              6,904
       110,213        Series 2008-3, Class FZ (a).......................      1.04%        02/25/38            114,500
        15,282        Series 2008-8, Class ZA...........................      5.00%        02/25/38             18,278
        53,486        Series 2008-17, Class IP, IO......................      6.50%        02/25/38              8,776
        14,474        Series 2008-51, Class B...........................      4.50%        06/25/23             14,845


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$      242,973        Series 2009-14, Class BS, IO (a)..................      5.76%        03/25/24     $       22,690
        33,655        Series 2009-86, Class OT, PO......................       (b)         10/25/37             30,977
        47,000        Series 2009-92, Class DB..........................      5.00%        11/25/39             58,504
        55,968        Series 2009-106, Class SN, IO (a).................      5.76%        01/25/40             11,220
     1,854,978        Series 2009-398, Class C13, IO, STRIPS............      4.00%        06/25/24            159,963
       104,445        Series 2010-3, Class DZ...........................      4.50%        02/25/40            130,190
       688,696        Series 2010-21, Class KO, PO......................       (b)         03/25/40            648,857
        30,910        Series 2010-49, Class SC (a)......................     11.68%        03/25/40             40,140
       617,156        Series 2010-106, Class BI, IO.....................      3.50%        09/25/20             26,589
       814,251        Series 2010-129, Class SM, IO (a).................      5.51%        11/25/40            140,346
         3,620        Series 2010-145, Class PE.........................      3.25%        10/25/24              3,731
     1,037,897        Series 2011-30, Class LS, IO (a)..................      1.88%        04/25/41             72,249
        97,866        Series 2011-30, Class ZB..........................      5.00%        04/25/41            126,438
        69,364        Series 2011-60, Class OA, PO......................       (b)         08/25/39             67,104
        49,810        Series 2011-70, Class NK..........................      3.00%        04/25/37             50,690
       485,742        Series 2011-72, Class TI, IO......................      4.00%        09/25/40             22,144
       738,431        Series 2011-86, Class DI, IO......................      3.50%        09/25/21             42,682
        65,769        Series 2011-90, Class QI, IO......................      5.00%        05/25/34              5,396
           840        Series 2011-134, Class PA.........................      4.00%        09/25/40                865
     1,024,346        Series 2011-141, Class EI, IO.....................      3.00%        07/25/21             34,102
       101,907        Series 2012-52, Class BZ..........................      4.00%        05/25/42            123,977
     1,423,137        Series 2012-101, Class AI, IO.....................      3.00%        06/25/27            127,104
       318,578        Series 2012-118, Class IB, IO.....................      3.50%        11/25/42             52,700
     1,586,543        Series 2012-122, Class SD, IO (a).................      5.61%        11/25/42            363,565
     1,786,968        Series 2012-149, Class CI, IO.....................      3.00%        01/25/28            142,566
       291,868        Series 2012-409, Class C17, IO, STRIPS............      4.00%        11/25/41             44,493
        21,048        Series 2013-23, Class ZB..........................      3.00%        03/25/43             26,057
         7,000        Series 2013-35, Class LP..........................      3.00%        01/25/43              7,444
     3,194,245        Series 2013-43, Class IX, IO......................      4.00%        05/25/43            672,388
     1,987,884        Series 2013-55, Class AI, IO......................      3.00%        06/25/33            237,862
       109,679        Series 2013-70, Class JZ..........................      3.00%        07/25/43            116,183
       486,710        Series 2014-29, Class GI, IO......................      3.00%        05/25/29             52,274
       793,214        Series 2014-68, Class GI, IO......................      4.50%        10/25/43            113,588
                Government National Mortgage Association
       142,207        Series 1999-30, Class S, IO (a)...................      8.12%        08/16/29             35,884
     1,000,518        Series 2001-22, Class SE, IO (a)..................      0.65%        05/16/31             20,158
        68,102        Series 2001-60, Class PZ..........................      6.00%        12/20/31             79,809
       197,600        Series 2001-65, Class SH, IO (a)..................      7.12%        12/16/31             48,761
       499,158        Series 2002-7, Class ST, IO (a)...................      7.02%        08/17/27            113,981
     1,133,593        Series 2002-11, Class SQ, IO (a)..................      1.00%        02/20/32             52,158
       475,982        Series 2002-20, Class LS, IO (a)..................      1.20%        03/20/32             26,326
        99,379        Series 2002-20, Class PM..........................      4.50%        03/20/32            109,265
       155,822        Series 2002-24, Class AG, IO (a)..................      7.47%        04/16/32             34,351
       114,771        Series 2002-72, Class ZB..........................      6.00%        10/20/32            157,151
       106,691        Series 2003-4, Class MZ...........................      5.50%        01/20/33            119,646
       923,943        Series 2003-11, Class SM, IO (a)..................      7.22%        02/16/33            238,054
       498,178        Series 2003-42, Class SA, IO (a)..................      6.12%        07/16/31             88,220
        91,838        Series 2003-62, Class MZ..........................      5.50%        07/20/33            116,056
        59,769        Series 2004-49, Class MZ..........................      6.00%        06/20/34             75,479
         7,789        Series 2004-53, Class GE..........................      5.00%        08/20/32              7,905


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$      161,628        Series 2004-71, Class ST (a)......................      7.00%        09/20/34     $      183,108
       650,144        Series 2004-88, Class SM, IO (a)..................      5.62%        10/16/34            114,136
       178,240        Series 2004-105, Class JZ.........................      5.00%        12/20/34            239,743
        44,534        Series 2004-105, Class KA.........................      5.00%        12/16/34             51,461
       177,501        Series 2005-3, Class JZ...........................      5.00%        01/16/35            205,084
       177,501        Series 2005-3, Class KZ...........................      5.00%        01/16/35            221,131
        34,855        Series 2005-7, Class AJ (a).......................     20.07%        02/16/35             57,414
        11,070        Series 2005-41, Class PA..........................      4.00%        05/20/35             12,342
       126,348        Series 2006-61, Class ZA..........................      5.00%        11/20/36            157,222
       318,458        Series 2007-16, Class OZ..........................      6.00%        04/20/37            465,755
       406,681        Series 2007-27, Class SD, IO (a)..................      5.71%        05/20/37             80,894
       138,376        Series 2007-81, Class FZ (a)......................      0.84%        12/20/37            137,915
        14,894        Series 2008-29, Class PO, PO......................       (b)         02/17/33             14,719
       256,662        Series 2008-33, Class XS, IO (a)..................      7.22%        04/16/38             58,214
       556,891        Series 2008-47, Class MI, IO......................      6.00%        10/16/37             45,306
        37,000        Series 2008-54, Class PE..........................      5.00%        06/20/38             43,405
           598        Series 2008-85, Class HP..........................      4.00%        04/20/38                604
       131,627        Series 2009-14, Class KS, IO (a)..................      5.81%        03/20/39             21,420
       318,950        Series 2009-25, Class SE, IO (a)..................      7.11%        09/20/38             63,611
       296,617        Series 2009-32, Class SZ..........................      5.50%        05/16/39            410,209
       396,144        Series 2009-59, Class IQ, IO......................      5.00%        09/20/33              6,397
        32,009        Series 2009-81, Class TZ..........................      5.50%        09/20/39             44,622
        30,000        Series 2009-94, Class AL..........................      5.00%        10/20/39             36,547
       119,662        Series 2009-106, Class DZ.........................      5.50%        11/20/39            155,693
        36,208        Series 2009-106, Class WZ.........................      5.50%        11/16/39             51,394
       296,818        Series 2010-4, Class SL, IO (a)...................      5.92%        01/16/40             58,643
        42,000        Series 2010-4, Class WA...........................      3.00%        01/16/40             45,046
        15,545        Series 2010-14, Class AO, PO......................       (b)         12/20/32             15,195
           270        Series 2010-84, Class NL..........................      3.00%        12/20/36                270
        71,160        Series 2010-157, Class OP, PO.....................       (b)         12/20/40             65,138
       992,997        Series 2010-166, Class DI, IO.....................      4.50%        02/20/39            118,716
       101,315        Series 2011-4, Class PZ...........................      5.00%        01/20/41            129,990
       195,732        Series 2011-50, Class PZ..........................      5.00%        04/20/41            270,488
       237,948        Series 2011-88, Class DI, IO......................      4.50%        12/20/37              4,234
     2,835,214        Series 2011-112, Class IP, IO.....................      0.50%        08/16/26             40,562
       239,265        Series 2011-129, Class CL.........................      5.00%        03/20/41            303,907
       238,000        Series 2011-146, Class EI, IO.....................      5.00%        11/16/41             51,722
       161,759        Series 2011-151, Class TB, IO (a).................      3.50%        04/20/41             17,023
       269,012        Series 2013-5, Class IA, IO.......................      3.50%        10/16/42             32,933
       141,979        Series 2013-20, Class KI, IO......................      5.00%        01/20/43             20,887
     5,822,675        Series 2013-53, Class OI, IO......................      3.50%        04/20/43            713,682
       913,895        Series 2013-69, Class PI, IO......................      5.00%        05/20/43            141,531
         8,000        Series 2013-117, Class VB.........................      3.50%        02/20/32              8,618
       142,989        Series 2014-91, Class JI, IO......................      4.50%        01/20/40             15,921
       479,021        Series 2014-99, Class HI, IO......................      4.50%        06/20/44             95,809
       136,962        Series 2015-95, Class IK, IO......................      1.00%        05/16/37              4,579
       411,287        Series 2015-137, Class WA (a).....................      5.49%        01/20/38            468,224
       162,010        Series 2016-16, Class KZ..........................      3.00%        02/16/46            161,037
     3,381,609        Series 2016-75, Class SA, IO (a)..................      5.51%        05/20/40            484,904
                                                                                                        --------------
                                                                                                            23,083,181
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.3%
                Fannie Mae - Aces
$       50,000        Series 2013-M6, Class 1AC (a).....................      4.10%        02/25/43     $       55,809
                Government National Mortgage Association
        28,613        Series 2013-32, Class A...........................      1.90%        06/16/36             28,443
       100,000        Series 2013-74, Class AG (a)......................      2.78%        12/16/53             97,303
        34,383        Series 2013-194, Class AE (a).....................      2.75%        11/16/44             35,152
                                                                                                        --------------
                                                                                                               216,707
                                                                                                        --------------
                PASS-THROUGH SECURITIES -- 50.3%
                Federal Home Loan Mortgage Corporation
       521,966        Pool A47829.......................................      4.00%        08/01/35            560,727
       187,435        Pool A86143.......................................      5.00%        05/01/39            209,086
        58,546        Pool A90319.......................................      5.00%        12/01/39             65,406
        22,923        Pool A93093.......................................      4.50%        07/01/40             25,383
       167,794        Pool A94843.......................................      4.00%        11/01/40            183,290
       631,706        Pool A95441.......................................      4.00%        12/01/40            688,938
        95,402        Pool A96380.......................................      4.00%        01/01/41            103,312
       370,498        Pool A97294.......................................      4.00%        02/01/41            398,505
        10,388        Pool C01310.......................................      6.50%        03/01/32             12,406
        21,336        Pool C01444.......................................      6.00%        01/01/33             24,725
        37,912        Pool C01574.......................................      5.00%        06/01/33             42,232
        35,956        Pool C01848.......................................      6.00%        06/01/34             41,617
        40,483        Pool C03458.......................................      5.00%        02/01/40             44,640
       102,794        Pool C03949.......................................      3.50%        05/01/42            109,967
       151,096        Pool C04269.......................................      3.00%        10/01/42            157,985
        10,285        Pool G01443.......................................      6.50%        08/01/32             12,222
        46,043        Pool G01737.......................................      5.00%        12/01/34             51,329
        26,697        Pool G01829.......................................      6.00%        03/01/35             30,839
        68,127        Pool G01840.......................................      5.00%        07/01/35             75,906
        49,145        Pool G04452.......................................      6.00%        07/01/38             56,838
        76,440        Pool G04593.......................................      5.50%        01/01/37             86,103
        61,224        Pool G04632.......................................      5.00%        11/01/36             68,098
       418,224        Pool G04814.......................................      5.50%        10/01/38            470,776
        82,777        Pool G05173.......................................      4.50%        11/01/31             91,401
        75,571        Pool G05792.......................................      4.50%        02/01/40             83,256
       745,875        Pool G05927.......................................      4.50%        07/01/40            827,891
        23,936        Pool G05938.......................................      5.00%        01/01/36             26,596
        53,467        Pool G06252.......................................      4.00%        02/01/41             57,900
     1,057,554        Pool G06359.......................................      4.00%        02/01/41          1,145,213
       134,535        Pool G06501.......................................      4.00%        04/01/41            145,680
       258,086        Pool G06687.......................................      5.00%        07/01/41            290,028
       188,700        Pool G06739.......................................      4.50%        09/01/41            207,675
        42,628        Pool G07219.......................................      5.00%        10/01/41             47,151
       179,232        Pool G07266.......................................      4.00%        12/01/42            192,784
     1,095,245        Pool G07329.......................................      4.00%        01/01/43          1,181,759
        30,734        Pool G07613.......................................      6.00%        04/01/39             36,096
        66,689        Pool G07806.......................................      5.00%        06/01/41             74,079
         7,426        Pool G08113.......................................      6.50%        02/01/36              8,520
        21,876        Pool G11880.......................................      5.00%        12/01/20             23,006
       384,141        Pool G12959.......................................      6.50%        10/01/22            419,857
        15,796        Pool G12978.......................................      5.50%        12/01/22             17,116
       100,988        Pool H09034.......................................      5.50%        05/01/37            110,389


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$       14,192        Pool J03523.......................................      5.00%        09/01/21     $       14,747
       161,068        Pool O20138 (a)...................................      5.00%        11/01/30            178,632
       200,249        Pool Q00841.......................................      4.50%        05/01/41            221,072
       118,787        Pool Q03139.......................................      4.00%        09/01/41            129,341
       127,003        Pool Q05035.......................................      4.00%        12/01/41            137,657
       213,681        Pool Q07189.......................................      4.00%        04/01/42            230,615
        68,227        Pool Q07479.......................................      3.50%        04/01/42             72,669
        79,927        Pool Q11791.......................................      3.50%        10/01/42             85,167
       146,675        Pool Q11836.......................................      3.50%        10/01/42            157,156
       120,108        Pool U80068.......................................      3.50%        10/01/32            128,600
     1,021,848        Pool U90316.......................................      4.00%        10/01/42          1,106,559
       741,654        Pool U90690.......................................      3.50%        06/01/42            791,063
       380,497        Pool U90975.......................................      4.00%        06/01/42            412,342
        90,570        Pool U99091.......................................      4.50%        03/01/44            100,632
       694,670        Pool V80910.......................................      4.00%        12/01/43            753,188
                Federal National Mortgage Association
        61,567        Pool 254636.......................................      5.00%        02/01/33             68,524
        84,665        Pool 255190.......................................      5.50%        05/01/34             95,929
        46,201        Pool 256936.......................................      6.00%        10/01/37             51,650
        48,982        Pool 545759.......................................      6.50%        07/01/32             58,114
        11,568        Pool 555528.......................................      6.00%        04/01/33             13,402
        39,367        Pool 555851.......................................      6.50%        01/01/33             46,501
        53,486        Pool 725228.......................................      6.00%        03/01/34             62,030
        57,445        Pool 725690.......................................      6.00%        08/01/34             66,322
        41,560        Pool 725704.......................................      6.00%        08/01/34             48,085
        31,019        Pool 735503.......................................      6.00%        04/01/35             35,836
        12,192        Pool 745875.......................................      6.50%        09/01/36             14,143
        48,359        Pool 831663.......................................      6.00%        08/01/36             55,314
        87,480        Pool 890588.......................................      4.50%        09/01/41             96,301
        42,412        Pool 916916.......................................      6.00%        05/01/37             48,499
        29,210        Pool 930562.......................................      5.00%        02/01/39             33,036
       155,530        Pool 973561.......................................      5.00%        03/01/23            165,551
        39,684        Pool 995002.......................................      5.00%        07/01/37             44,165
        51,722        Pool AA0916.......................................      5.00%        08/01/37             57,393
     1,154,007        Pool AB1801.......................................      4.00%        11/01/40          1,250,454
       137,732        Pool AB1953.......................................      4.00%        12/01/40            150,174
        99,876        Pool AB2092.......................................      4.00%        01/01/41            108,558
       331,649        Pool AB2265.......................................      4.00%        02/01/41            363,209
        51,326        Pool AB2275.......................................      4.50%        02/01/41             56,462
        55,490        Pool AB2467.......................................      4.50%        03/01/41             61,436
       209,095        Pool AB4937.......................................      3.50%        04/01/42            222,438
       217,053        Pool AB5174.......................................      3.50%        05/01/42            232,089
       144,591        Pool AB5500.......................................      3.50%        07/01/42            153,894
       229,119        Pool AB5919.......................................      3.00%        08/01/42            241,110
       165,843        Pool AB6632.......................................      3.50%        10/01/42            175,848
       451,634        Pool AB6671.......................................      3.00%        10/01/42            474,434
       570,248        Pool AB7765.......................................      3.00%        02/01/43            598,149


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$       69,168        Pool AB9382.......................................      4.00%        05/01/43     $       75,387
        97,091        Pool AB9683.......................................      4.00%        06/01/43            105,104
       128,108        Pool AB9959.......................................      4.00%        07/01/43            139,249
        36,298        Pool AD0163.......................................      6.00%        11/01/34             42,064
        42,583        Pool AD0217.......................................      6.00%        08/01/37             49,385
        23,426        Pool AD0440.......................................      6.00%        10/01/39             27,127
       159,567        Pool AD6938.......................................      4.50%        06/01/40            176,662
        66,890        Pool AD8526.......................................      4.50%        08/01/40             73,739
        45,036        Pool AE0504.......................................      4.50%        11/01/40             49,575
       237,203        Pool AE4476.......................................      4.00%        03/01/41            255,444
       172,212        Pool AE8075.......................................      4.00%        12/01/40            186,589
        83,062        Pool AE9284.......................................      4.00%        11/01/40             89,024
        31,919        Pool AH0057.......................................      4.50%        02/01/41             35,189
       356,926        Pool AH1089.......................................      4.00%        11/01/40            386,396
       146,017        Pool AH1141.......................................      4.50%        12/01/40            160,209
        34,758        Pool AH1568.......................................      4.50%        12/01/40             38,228
       313,055        Pool AH4404.......................................      4.00%        01/01/41            337,040
       210,762        Pool AH7204.......................................      4.00%        03/01/41            226,969
        50,264        Pool AH8090.......................................      4.50%        06/01/41             55,367
        94,506        Pool AI1190.......................................      4.50%        04/01/41            104,186
       158,010        Pool AI1191.......................................      4.50%        04/01/41            173,823
       121,751        Pool AI1969.......................................      4.50%        05/01/41            134,243
        70,995        Pool AI6581.......................................      4.50%        07/01/41             77,784
        60,942        Pool AI7800.......................................      4.50%        07/01/41             66,530
       554,133        Pool AI8448.......................................      4.50%        08/01/41            609,592
        63,711        Pool AJ5301.......................................      4.00%        11/01/41             69,051
        30,997        Pool AJ8203.......................................      4.50%        01/01/42             34,252
       525,787        Pool AJ9332.......................................      4.00%        01/01/42            572,849
       146,436        Pool AJ9333.......................................      4.00%        01/01/42            158,783
     1,160,924        Pool AK3103.......................................      4.00%        02/01/42          1,258,828
       457,879        Pool AK4520.......................................      4.00%        03/01/42            492,829
       335,627        Pool AK5555.......................................      4.00%        04/01/42            361,287
        33,360        Pool AL0147.......................................      4.00%        04/01/41             36,533
       737,939        Pool AL2392.......................................      3.50%        08/01/42            787,253
     1,005,247        Pool AL2551.......................................      3.50%        10/01/42          1,079,047
        45,376        Pool AL3154.......................................      3.00%        02/01/43             47,722
        53,922        Pool AL3484.......................................      4.50%        10/01/42             59,345
       200,788        Pool AL5760.......................................      4.00%        09/01/43            218,804
        94,787        Pool AO2976.......................................      3.50%        05/01/42            100,876
        97,374        Pool AO4133.......................................      3.50%        06/01/42            104,149
       286,903        Pool AP0495.......................................      3.50%        08/01/42            305,319
        48,573        Pool AP4795.......................................      3.50%        09/01/42             51,685
       215,728        Pool AP5113.......................................      4.00%        09/01/42            235,032
     2,158,282        Pool AQ1584.......................................      4.00%        11/01/42          2,371,834
       116,038        Pool AQ9715.......................................      3.00%        01/01/43            121,339
        77,959        Pool AR4445.......................................      3.00%        03/01/43             81,522
       347,813        Pool AT2720.......................................      3.00%        05/01/43            363,866
       268,796        Pool AT2887.......................................      3.50%        04/01/43            285,898
        82,967        Pool AT6306.......................................      4.00%        06/01/43             90,814
        96,774        Pool AT9657.......................................      4.00%        07/01/43            104,834


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      428,906        Pool AU3751.......................................      4.00%        08/01/43     $      464,332
        99,918        Pool AU4386.......................................      4.00%        10/01/43            108,240
       981,564        Pool BA4113.......................................      3.00%        04/01/46          1,024,306
                Government National Mortgage Association
        21,741        Pool 3390.........................................      5.50%        05/20/33             24,460
        26,773        Pool 3474.........................................      6.00%        11/20/33             31,612
       339,517        Pool 3529.........................................      5.00%        03/20/34            382,332
        55,119        Pool 3555.........................................      5.00%        05/20/34             62,050
        26,188        Pool 3596.........................................      5.50%        08/20/34             29,508
        55,050        Pool 3786.........................................      5.50%        11/20/35             61,777
       143,132        Pool 553144.......................................      5.50%        04/15/33            164,415
        52,460        Pool 615403.......................................      4.50%        08/15/33             58,562
        26,949        Pool 627123.......................................      5.50%        03/15/34             31,078
        67,875        Pool 687833.......................................      6.00%        08/15/38             77,486
        78,877        Pool 706840.......................................      4.50%        05/15/40             88,282
       571,835        Pool 733595.......................................      4.50%        04/15/40            642,927
       268,817        Pool 736617.......................................      4.00%        12/15/35            290,507
       544,397        Pool 737996.......................................      4.00%        02/15/41            596,791
        72,847        Pool 748939.......................................      4.00%        09/20/40             78,803
        95,964        Pool 781623.......................................      5.00%        06/15/33            108,059
        34,200        Pool 781862.......................................      5.50%        01/15/35             39,358
        82,288        Pool 782810.......................................      4.50%        11/15/39             92,194
       320,775        Pool 783091.......................................      5.50%        06/15/40            368,498
       559,188        Pool 783375.......................................      5.00%        08/15/41            626,622
     1,027,137        Pool MA3459.......................................      6.00%        08/20/39          1,166,693
     1,107,072        Pool MA3525.......................................      5.50%        03/20/46          1,228,029
                                                                                                        --------------
                                                                                                            39,090,794
                                                                                                        --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES...............................      62,390,682
                (Cost $60,961,211)                                                                      --------------

MORTGAGE-BACKED SECURITIES -- 8.2%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.6%
                Alternative Loan Trust
        19,444        Series 2004-3T1, Class A3.........................      5.00%        05/25/34             19,642
           641        Series 2004-J8, Class 4A1.........................      6.00%        02/25/17                641
                ASG Resecuritization Trust
        13,767        Series 2009-3, Class A65 (a) (c)..................      2.38%        03/26/37             13,717
                Banc of America Alternative Loan Trust
       119,050        Series 2003-7, Class 2A4..........................      5.00%        09/25/18            119,728
        87,797        Series 2004-7, Class 4A1..........................      5.00%        08/25/19             89,140
                Banc of America Funding Trust
        36,438        Series 2003-3, Class 2A1..........................      4.75%        10/25/18             36,661
       270,541        Series 2009-R12A, Class A1 (a) (c)................      3.05%        09/26/36            271,184
                Banc of America Mortgage Trust
        60,967        Series 2004-3, Class 1A26.........................      5.50%        04/25/34             61,342
        30,429        Series 2004-3, Class 3A1..........................      5.00%        04/25/19             30,784
        25,768        Series 2004-5, Class 4A1..........................      4.75%        06/25/19             25,810
         1,687        Series 2004-11, Class 1A5.........................      5.50%        01/25/35              1,690


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                BCAP LLC Trust
$        1,416        Series 2009-RR4, Class 2A1 (a) (c)................      3.21%        07/26/36     $        1,421
        19,565        Series 2009-RR4, Class 9A1 (a) (c)................      2.73%        10/26/35             19,490
        86,758        Series 2009-RR5, Class 8A1 (c)....................      5.50%        11/26/34             90,097
        40,230        Series 2009-RR6, Class 2A1 (a) (c)................      3.02%        08/26/35             39,936
        22,537        Series 2009-RR14, Class 1A1 (a) (c)...............      6.00%        05/26/37             23,452
        81,483        Series 2014-RR1, Class 3A1 (a) (c)................      0.61%        03/26/37             80,796
                CHL Mortgage Pass-Through Trust
           891        Series 2004-4, Class A13..........................      5.25%        05/25/34                893
         7,386        Series 2004-8, Class 2A1..........................      4.50%        06/25/19              7,553
           511        Series 2004-J2, Class A7..........................      5.50%        03/25/34                511
       985,893        Series 2005-5, Class A2...........................      5.50%        03/25/35            997,700
        17,529        Series 2005-6, Class 1A2..........................      5.00%        04/25/35             17,559
                Citicorp Mortgage Securities REMIC Pass-Through
                   Certificates Trust
         3,985        Series 2005-5, Class 1A6..........................      5.50%        08/25/35              4,006
           720        Series 2005-5, Class 1A7..........................      5.50%        08/25/35                721
                Citicorp Mortgage Securities Trust
        13,097        Series 2006-3, Class 1A2..........................      6.25%        06/25/36             13,248
                Citigroup Mortgage Loan Trust
       147,170        Series 2009-6, Class 6A1 (a) (c)..................      0.70%        07/25/36            145,064
         9,881        Series 2009-11, Class 6A1 (a) (c).................      1.80%        10/25/35              9,903
        12,011        Series 2010-8, Class 5A6 (c)......................      4.00%        11/25/36             12,071
        15,453        Series 2010-8, Class 6A6 (c)......................      4.50%        12/25/36             15,576
                Credit Suisse First Boston Mortgage Securities Corp.
        18,359        Series 2003-25, Class 2A1.........................      4.50%        10/25/18             18,308
        21,152        Series 2004-3, Class 2A1..........................      5.00%        04/25/19             21,402
        53,816        Series 2004-5, Class 2A1..........................      5.00%        08/25/19             54,899
                Credit Suisse Mortgage Capital Certificates
       428,438        Series 2009-3R, Class 18A3 (c)....................      6.00%        11/27/36            433,304
        59,799        Series 2009-3R, Class 28A1 (a) (c)................      3.12%        08/27/37             59,867
       284,211        Series 2009-12R, Class 24A1 (a) (c)...............      2.88%        10/27/36            280,472
                CSFB Mortgage-Backed Trust
         5,934        Series 2004-7, Class 6A1..........................      5.25%        10/25/19              6,002
                CSMC
         8,098        Series 2009-8R, Class 5A1 (a) (c).................      5.39%        05/26/37              8,157
        75,679        Series 2012-3R, Class 1A1 (a) (c).................      2.70%        07/27/37             76,247
                Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
        16,300        Series 2005-3, Class 1A1 (a)......................      4.98%        06/25/20             16,338
                GMACM Mortgage Loan Trust
        11,740        Series 2003-J10, Class A1.........................      4.75%        01/25/19             11,735
        71,999        Series 2004-J6, Class 1A1.........................      5.00%        01/25/20             73,708
                GSR Mortgage Loan Trust
        23,354        Series 2004-8F, Class 2A3.........................      6.00%        09/25/34             23,974
                Jefferies Resecuritization Trust
       118,629        Series 2009-R2, Class 2A (a) (c)..................      2.86%        12/26/37            118,017
        14,354        Series 2009-R9, Class 1A1 (a) (c).................      2.61%        08/26/46             14,479
                JP Morgan Resecuritization Trust
        34,486        Series 2009-7, Class 5A1 (a) (c)..................      6.00%        02/27/37             34,713
        13,384        Series 2009-7, Class 14A1 (a) (c).................      2.54%        07/27/37             13,398


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                JP Morgan Resecuritization Trust (Continued)
$      175,762        Series 2009-8, Class A1 (a) (c)...................      3.29%        04/20/36     $      176,399
       251,854        Series 2010-2, Class 3A3 (c)......................      6.00%        07/26/36            253,253
       179,793        Series 2010-4, Class 4A2 (a) (c)..................      2.18%        09/26/35            178,208
                JPMorgan Mortgage Trust
        41,929        Series 2004-S1, Class 1A2.........................      4.50%        09/25/34             42,750
                MASTR Alternative Loan Trust
         4,111        Series 2004-8, Class 7A1..........................      5.00%        09/25/19              4,175
        14,032        Series 2004-13, Class 8A1.........................      5.50%        01/25/25             14,058
        45,949        Series 2004-13, Class 10A2........................      5.50%        01/25/35             46,022
                MASTR Asset Securitization Trust
        10,499        Series 2003-2, Class 1A1..........................      5.00%        03/25/18             10,522
        18,317        Series 2003-5, Class 2A1..........................      5.00%        06/25/18             18,808
        35,105        Series 2003-9, Class 5A1..........................      4.75%        10/25/18             35,875
        87,115        Series 2004-3, Class 1A3..........................      5.25%        03/25/24             87,879
                Merrill Lynch Mortgage Investors Trust MLCC
         8,551        Series 2003-H, Class A3A (a)......................      2.38%        01/25/29              8,466
                Morgan Stanley Mortgage Loan Trust
         1,744        Series 2004-1, Class 1A5..........................      5.00%        11/25/18              1,758
                National Mortgage Securities, Inc.
        19,864        Series 1998-2, Class B4 (a) (d)...................      6.75%        06/25/28             19,914
                Nomura Asset Acceptance Corp. Alternative Loan Trust
        35,033        Series 2005-WF1, Class 2A5 (e)....................      5.16%        03/25/35             35,442
                Prime Mortgage Trust
        49,880        Series 2004-1, Class 2A1..........................      4.50%        08/25/34             50,480
       329,879        Series 2004-2, Class A2...........................      4.75%        11/25/19            331,340
                RBSSP Resecuritization Trust
        59,607        Series 2010-3, Class 9A1 (c)......................      5.50%        02/26/35             60,334
                Residential Accredit Loans, Inc.
        84,530        Series 2003-QS20, Class CB........................      5.00%        11/25/18             85,394
        30,617        Series 2004-QS5, Class A1.........................      4.60%        04/25/34             30,830
                Sequoia Mortgage Trust 4
       472,808        Series 2000-4, Class A (a)........................      1.17%        11/22/24            469,110
                Structured Asset Securities Corp. Mortgage Loan Trust
        62,223        Series 2002-9, Class A2 (a).......................      1.09%        10/25/27             60,885
                Structured Asset Securities Corp. Mortgage Pass-Through
                   Certificates
       259,824        Series 2004-S3, Class M1 (a)......................      1.46%        11/25/34            252,174
                WaMu Mortgage Pass-Through Certificates Trust
        36,040        Series 2003-S6, Class 2A1.........................      5.00%        07/25/18             36,354
        31,954        Series 2003-S7, Class A1..........................      4.50%        08/25/18             32,214
        32,662        Series 2004-CB2, Class 5A.........................      5.00%        07/25/19             33,102
        13,497        Series 2004-CB3, Class 3A.........................      5.50%        10/25/19             13,760
                Washington Mutual Mortgage Loan Trust
        10,835        Series 2001-7, Class A (a)........................      1.63%        05/25/41             10,663
                Washington Mutual MSC Mortgage Pass-Through Certificates
                   Trust
         6,332        Series 2003-MS1, Class CB4 (a) (c)................      5.15%        02/25/18              6,157
        20,245        Series 2003-MS3, Class 2A1........................      5.25%        03/25/18             20,311
                Wells Fargo Alternative Loan Trust
        14,439        Series 2007-PA5, Class 2A1........................      6.00%        11/25/22             14,648
                                                                                                        --------------
                                                                                                             5,856,641
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.6%
                Morgan Stanley Capital I Trust
$       53,268        Series 2006-IQ12, Class A1A.......................      5.32%        12/15/43     $       53,534
                Morgan Stanley Re-REMIC Trust
       373,000        Series 2010-GG10, Class A4B (a) (c)...............      5.99%        08/15/45            379,323
                Wachovia Bank Commercial Mortgage Trust
        36,355        Series 2006-C29, Class A1A........................      5.30%        11/15/48             36,605
        20,908        Series 2006-C29, Class A4.........................      5.31%        11/15/48             20,973
                                                                                                        --------------
                                                                                                               490,435
                                                                                                        --------------
                TOTAL MORTGAGE-BACKED SECURITIES......................................................       6,347,076
                (Cost $6,297,231)                                                                       --------------

ASSET-BACKED SECURITIES -- 5.1%

                AFC Trust Series
        27,161        Series 1999-4, Class 3A (a) (c)...................      1.43%        12/26/29             26,900
                Asset Backed Securities Corp. Home Equity Loan Trust
       126,733        Series 2003-HE7, Class M4 (a).....................      4.45%        12/15/33            125,158
                Bear Stearns Asset-Backed Securities Trust
        40,028        Series 2002-1, Class 1A5 (e)......................      6.89%        12/25/34             40,569
                BNC Mortgage Loan Trust
        42,600        Series 2007-2, Class A2 (a).......................      0.59%        05/25/37             41,831
                Centex Home Equity Loan Trust
       206,744        Series 2004-C, Class AF6 (e)......................      5.63%        06/25/34            208,172
                CIT Home Equity Loan Trust
        39,295        Series 2003-1, Class A6 (e).......................      4.56%        10/20/32             40,328
                Conseco Financial Corp.
         4,764        Series 1993-3, Class A7...........................      6.40%        10/15/18              4,776
                CWABS Revolving Home Equity Loan Trust
        44,060        Series 2004-E, Class 2A (a).......................      0.74%        06/15/29             41,799
                CWHEQ Home Equity Loan Trust
       216,652        Series 2007-S2, Class A3 (a)......................      5.81%        05/25/37            216,446
       199,684        Series 2007-S2, Class A6 (a)......................      5.78%        05/25/37            199,163
                Equity One Mortgae Pass-Through Trust
     1,461,390        Series 2004-1, Class AF4 (a)......................      4.15%        04/25/34          1,471,645
                First Alliance Mortgage Loan Trust
        90,385        Series 1999-1, Class A1...........................      7.18%        06/20/30             90,957
                GMACM Home Equity Loan Trust
       802,049        Series 2004-HE1, Class A3 (a).....................      0.95%        06/25/34            770,007
                GreenPoint Home Equity Loan Trust
       139,164        Series 2004-3, Class A (a)........................      0.94%        03/15/35            133,298
                GSAA Home Equity Trust
       135,037        Series 2004-8, Class A3A (a)......................      1.23%        09/25/34            133,336
                Long Beach Mortgage Loan Trust
       104,485        Series 2004-3, Class M9 (a).......................      4.99%        07/25/34            108,938
                Morgan Stanley ABS Capital I, Inc. Trust
        21,448        Series 2004-NC2, Class M3 (a).....................      2.66%        12/25/33             21,427
         1,669        Series 2004-SD3, Class A (a) (c)..................      0.95%        06/25/34              1,674
                Nationstar Home Equity Loan Trust
        92,949        Series 2007-A, Class AV3 (a)......................      0.64%        03/25/37             92,021


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                New Century Home Equity Loan Trust
$        6,940        Series 2001-NC1, Class M2 (a).....................      2.14%        06/20/31     $        6,926
         1,382        Series 2003-5, Class AI7 (a)......................      5.15%        11/25/33              1,419
                Park Place Securities, Inc. Asset-Backed Pass-Through
                   Certificates
        25,974        Series 2005-WCH1, Class M2 (a)....................      1.27%        01/25/36             25,907
                RASC Trust
        38,784        Series 2003-KS2, Class AI6 (a)....................      3.99%        04/25/33             38,837
                Residential Asset Mortgage Products, Inc. Trust
        15,897        Series 2003-RZ3, Class A6 (e).....................      3.90%        03/25/33             16,207
         4,629        Series 2003-RZ4, Class A7 (e).....................      5.29%        06/25/33              4,730
        12,717        Series 2003-RZ5, Class A7 (e).....................      5.47%        09/25/33             13,125
                SASCO Mortgage Loan Trust
        26,562        Series 2004-GEL3, Class B (e).....................      5.13%        08/25/34             26,015
                Structured Asset Investment Loan Trust
        35,675        Series 2003-BC12, Class M2 (a)....................      3.11%        11/25/33             36,372
                Structured Asset Securities Corp. Mortgage Loan Trust
         1,968        Series 2005-S3, Class M3 (e)......................      5.73%        06/25/35              1,978
                UCFC Home Equity Loan Trust
        52,850        Series 1998-D, Class MF1..........................      6.91%        04/15/30             53,913
                                                                                                        --------------
                TOTAL ASSET-BACKED SECURITIES.........................................................       3,993,874
                (Cost $3,951,690)                                                                       --------------

    SHARES                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 1.2%

                CAPITAL MARKETS -- 1.2%
         2,950  iShares 20+ Year Treasury Bond ETF....................................................         417,602
         4,354  iShares 7-10 Year Treasury Bond ETF...................................................         492,307
                                                                                                        --------------

                TOTAL EXCHANGE-TRADED FUNDS...........................................................         909,909
                (Cost $894,341)                                                                         --------------

MONEY MARKET FUNDS -- 10.1%
     7,879,815  Morgan Stanley Institutional Liquidity Fund - Treasury
                     Portfolio - Institutional Class - 0.21% (f)......................................       7,879,815
                (Cost $7,879,815)                                                                       --------------

  NUMBER OF
  CONTRACTS                                          DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
PUT OPTIONS PURCHASED -- 0.0%

             1  10 - Year U.S. Treasury Note Futures Put
                @ $132.00 due August 2016.............................................................             297
             7  U.S. Treasury Long Bond Futures Put
                @ $171.00 due August 2016.............................................................           5,141
             6  U.S. Treasury Long Bond Futures Put
                @ $173.50 due August 2016.............................................................           9,186


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2016 (UNAUDITED)

  NUMBER OF
  CONTRACTS                                          DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
PUT OPTIONS PURCHASED (CONTINUED)

             3  U.S. Treasury Long Bond Futures Put
                @ $176.00 due August 2016.............................................................  $        8,438
                                                                                                        --------------
                TOTAL PUT OPTIONS PURCHASED...........................................................          23,062
                (Cost $28,652)                                                                          --------------

                TOTAL INVESTMENTS -- 104.9%...........................................................      81,544,418
                (Cost $80,012,940) (g)
                NET OTHER ASSETS AND LIABILITIES -- (4.9)%............................................      (3,810,009)
                                                                                                        --------------
                NET ASSETS -- 100.0%..................................................................  $   77,734,409
                                                                                                        ==============

-----------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at July 31, 2016.

(b)   Zero coupon security.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2016, securities noted as such amounted to $2,843,609 or 3.7% of net assets.

(d) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(e) Step-up security. A security where the coupon increases or steps up at a predetermined date. The interest rate shown reflects the rate in effect at July 31, 2016.

(f)   Interest rate shown reflects yield as of July 31, 2016.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,659,889 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $128,411.

IO     - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

PO     - Principal-Only Security

STRIPS - Separate Trading of Registered Interest and Principal of Securities.


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                   ASSETS TABLE
                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        7/31/2016        PRICES          INPUTS          INPUTS
                                                      -------------   -------------   -------------   -------------
U.S. Government Agency Mortgage-Backed Securities...  $  62,390,682   $          --   $  62,390,682   $          --
Money Market Funds..................................      7,879,815       7,879,815              --              --
Mortgage-Backed Securities..........................      6,347,076              --       6,347,076              --
Asset-Backed Securities.............................      3,993,874              --       3,993,874              --
Exchange-Traded Funds*..............................        909,909         909,909              --              --
Put Options Purchased...............................         23,062          23,062              --              --
                                                      -------------   -------------   -------------   -------------
Total Investments...................................  $  81,544,418   $   8,812,786   $  72,731,632   $          --
                                                      =============   =============   =============   =============

                                                 LIABILITIES TABLE
                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        7/31/2016        PRICES          INPUTS          INPUTS
                                                      -------------   -------------   -------------   -------------
Futures Contracts...................................  $    (274,553)  $    (274,553)  $          --   $          --
                                                      =============   =============   =============   =============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.

OPEN FUTURES CONTRACTS AT JULY 31, 2016 (see Note 2C - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                    UNREALIZED
                                                    NUMBER OF        EXPIRATION       NOTIONAL     APPRECIATION/
            SHORT FUTURES CONTRACTS                 CONTRACTS           MONTH           VALUE     (DEPRECIATION)
-----------------------------------------------  ----------------  ---------------  -------------  -------------
U.S. 5-Year Treasury Notes                              61            Sep-2016      $  (7,402,379) $    (40,574)
U.S. 10-Year Treasury Notes                             61            Sep-2016         (7,950,772)     (165,088)
U.S. Treasury Long Bond Futures                         11            Sep-2016         (1,849,921)      (68,891)
                                                                                    -------------  ------------
                                                                                    $ (17,203,072) $   (274,553)
                                                                                    =============  ============


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS


               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Low Duration Opportunities ETF (the "Fund"), which trades under the ticker "LMBS" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid) by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2016 (UNAUDITED)


      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      12)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2016 (UNAUDITED)


      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FUTURES CONTRACTS

The Fund purchases or sells (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk, actively manage interest rate exposure, hedge foreign currency risk and actively manage foreign currency exposure. The primary risk exposure is interest rate risk.

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2016 (UNAUDITED)


The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

E. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Porfolio of Investments.

F. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2016 (UNAUDITED)


G. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.

                           3. DERIVATIVE TRANSACTIONS

Written options activity for the Fund for the fiscal year-to-date period (November 1, 2015 through July 31, 2016) was as follows:

                                                    NUMBER OF
WRITTEN OPTIONS                                     CONTRACTS         PREMIUMS
------------------------------------------------- --------------   -------------
Options outstanding at October 31, 2015                   --          $     --
Options Written                                           35            34,192
Options Expired                                          (6)            (5,833)
Options Exercised                                         --                --
Options Closed                                          (29)           (28,359)
                                                      -------         --------
Options outstanding at July 31, 2016                     --           $     --
                                                      =======         ========

The purchased options outstanding as of July 31, 2016 are reflective of the purchased options outstanding during the fiscal year-to-date period (November 1, 2015 through July 31, 2016).

For the fiscal year-to-date period (November 1, 2015 through July 31, 2016), the notional value of futures contracts opened and closed were $49,440,834 and $34,589,894, respectively.

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                               STATED         STATED
    VALUE                            DESCRIPTION                          COUPON        MATURITY         VALUE
--------------  -----------------------------------------------------  -------------  -------------  --------------
CONVERTIBLE CORPORATE BONDS - 69.9%

                AIR FREIGHT & LOGISTICS - 0.5%
$       24,000  Echo Global Logistics, Inc. .........................      2.50%        05/01/20     $       23,745
                                                                                                     --------------

                AUTOMOBILES - 2.1%
         8,000  Tesla Motors, Inc. ..................................      1.50%        06/01/18             14,830
       100,000  Tesla Motors, Inc. ..................................      0.25%        03/01/19             92,563
                                                                                                     --------------
                                                                                                            107,393
                                                                                                     --------------

                BIOTECHNOLOGY - 1.0%
        19,000  BioMarin Pharmaceutical, Inc. .......................      1.50%        10/15/20             25,223
        14,000  Incyte Corp. ........................................      0.38%        11/15/18             25,672
                                                                                                     --------------
                                                                                                             50,895
                                                                                                     --------------

                CHEMICALS - 0.7%
        30,000  RPM International, Inc. .............................      2.25%        12/15/20             36,506
                                                                                                     --------------

                COMMUNICATIONS EQUIPMENT - 1.9%
        26,000  Brocade Communications Systems, Inc. ................      1.38%        01/01/20             25,724
        18,000  Ciena Corp. (a)......................................      3.75%        10/15/18             21,465
        28,000  Interdigital, Inc. ..................................      1.50%        03/01/20             30,205
        15,000  Palo Alto Networks, Inc. ............................       (b)         07/01/19             20,015
                                                                                                     --------------
                                                                                                             97,409
                                                                                                     --------------

                CONSTRUCTION & ENGINEERING - 1.1%
        49,000  Dycom Industries, Inc. (a)...........................      0.75%        09/15/21             57,912
                                                                                                     --------------

                HEALTH CARE EQUIPMENT & SUPPLIES - 4.7%
        99,000  Hologic, Inc. .......................................       (b)         12/15/43            122,141
        33,000  Integra LifeSciences Holdings Corp. .................      1.63%        12/15/16             52,985
        31,000  NuVasive, Inc. ......................................      2.75%        07/01/17             46,946
         6,000  Teleflex, Inc. ......................................      3.88%        08/01/17             17,554
                                                                                                     --------------
                                                                                                            239,626
                                                                                                     --------------

                HEALTH CARE PROVIDERS & SERVICES - 1.1%
         9,000  Anthem, Inc. ........................................      2.75%        10/15/42             16,526
        35,000  Molina Healthcare, Inc. .............................      1.63%        08/15/44             40,907
                                                                                                     --------------
                                                                                                             57,433
                                                                                                     --------------

                HEALTH CARE TECHNOLOGY - 0.7%
        32,000  Allscripts Healthcare Solutions, Inc. ...............      1.25%        07/01/20             33,920
                                                                                                     --------------

                HOUSEHOLD DURABLES - 0.4%
        10,000  Lennar Corp. ........................................      3.25%        11/15/21             19,975
                                                                                                     --------------

                INSURANCE - 1.5%
        58,000  Old Republic International Corp. ....................      3.75%        03/15/18             74,929
                                                                                                     --------------

                INTERNET & CATALOG RETAIL - 4.2%
        38,000  Ctrip.com International Ltd. ........................      1.00%        07/01/20             41,372
        12,000  Priceline Group, Inc./The ...........................      1.00%        03/15/18             17,835
        98,000  Priceline Group, Inc./The ...........................      0.35%        06/15/20            119,315
        37,000  Shutterfly, Inc. ....................................      0.25%        05/15/18             38,743
                                                                                                     --------------
                                                                                                            217,265
                                                                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                               STATED         STATED
    VALUE                            DESCRIPTION                          COUPON        MATURITY         VALUE
--------------  -----------------------------------------------------  -------------  -------------  --------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)

                INTERNET SOFTWARE & SERVICES - 6.2%
$       18,000  Akamai Technologies, Inc. ...........................       (b)         02/15/19     $       17,550
        35,000  Cornerstone OnDemand, Inc. ..........................      1.50%        07/01/18             37,362
        20,000  j2 Global, Inc. .....................................      3.25%        06/15/29             23,425
        27,000  MercadoLibre, Inc. ..................................      2.25%        07/01/19             36,484
        40,000  VeriSign, Inc. (c)...................................      4.34%        08/15/37            101,275
        66,000  WebMD Health Corp. ..................................      2.50%        01/31/18             74,209
        25,000  Yahoo!, Inc. ........................................       (b)         12/01/18             24,984
                                                                                                     --------------
                                                                                                            315,289
                                                                                                     --------------

                IT SERVICES - 1.6%
        20,000  Cardtronics, Inc. ...................................      1.00%        12/01/20             21,400
        50,000  Euronet Worldwide, Inc. .............................      1.50%        10/01/44             61,406
                                                                                                     --------------
                                                                                                             82,806
                                                                                                     --------------

                LIFE SCIENCES TOOLS & SERVICES - 1.3%
        63,000  Illumina, Inc. ......................................       (b)         06/15/19             64,418
                                                                                                     --------------

                MACHINERY - 0.5%
        19,000  Wabash National Corp. ...............................      3.38%        05/01/18             25,603
                                                                                                     --------------

                MEDIA - 1.6%
        24,000  Liberty Interactive LLC .............................      0.75%        03/30/43             27,771
        50,000  Liberty Media Corp. .................................      1.38%        10/15/23             53,313
                                                                                                     --------------
                                                                                                             81,084
                                                                                                     --------------

                METALS & MINING - 1.9%
        34,000  Newmont Mining Corp., Series B ......................      1.63%        07/15/17             39,397
        30,000  RTI International Metals, Inc. ......................      1.63%        10/15/19             33,263
        21,000  Stillwater Mining Co. ...............................      1.75%        10/15/32             27,208
                                                                                                     --------------
                                                                                                             99,868
                                                                                                     --------------

                MULTI-UTILITIES - 0.4%
           375  CenterPoint Energy, Inc. ............................      4.18%        09/15/29             20,414
                                                                                                     --------------

                PERSONAL PRODUCTS - 0.8%
        42,000  Herbalife Ltd. ......................................      2.00%        08/15/19             43,654
                                                                                                     --------------

                PHARMACEUTICALS - 2.7%
        16,000  ALZA Corp. ..........................................       (b)         07/28/20             27,570
        50,000  Jazz Investments I Ltd. .............................      1.88%        08/15/21             54,875
        34,000  Medicines Co. (a)....................................      2.75%        07/15/23             35,764
        14,000  Teva Pharmaceutical Finance Co., LLC, Series C ......      0.25%        02/01/26             18,637
                                                                                                     --------------
                                                                                                            136,846
                                                                                                     --------------

                REAL ESTATE INVESTMENT TRUSTS - 7.2%
        26,000  American Residential Properties OP LP (a)                  3.25%        11/15/18             32,728
        30,000  Colony Starwood Homes ................................     3.00%        07/01/19             34,800
        25,000  Empire State Realty OP LP (a).........................     2.63%        08/15/19             29,203
        55,000  Extra Space Storage LP (a)............................     3.13%        10/01/35             60,638
        46,000  National Health Investors, Inc. ......................     3.25%        04/01/21             52,756


                     See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)

JULY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                               STATED         STATED
    VALUE                            DESCRIPTION                          COUPON        MATURITY         VALUE
--------------  -----------------------------------------------------  -------------  -------------  --------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$       73,000  Spirit Realty Capital, Inc. .........................      2.88%        05/15/19     $       81,988
        39,000  Starwood Property Trust, Inc. .......................      4.55%        03/01/18             41,754
        33,000  VEREIT, Inc. ........................................      3.75%        12/15/20             33,475
                                                                                                     --------------
                                                                                                            367,342
                                                                                                     --------------

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.2%
        31,000  Inphi Corp. (a)......................................      1.13%        12/01/20             34,836
        25,000  Integrated Device Technology, Inc. (a)...............      0.88%        11/15/22             25,313
        23,000  Intel Corp. .........................................      2.95%        12/15/35             30,260
        61,000  Intel Corp. .........................................      3.25%        08/01/39            104,310
        41,000  Lam Research Corp. ..................................      1.25%        05/15/18             62,730
        70,000  Microchip Technology, Inc. ..........................      1.63%        02/15/25             83,781
        15,000  Microchip Technology, Inc. ..........................      2.13%        12/15/37             34,603
        35,000  Micron Technology, Inc., Series E ...................      1.63%        02/15/33             48,475
        12,000  Novellus Systems, Inc. ..............................      2.63%        05/15/41             31,800
        55,000  NVIDIA Corp. ........................................      1.00%        12/01/18            155,822
        24,000  NXP Semiconductors NV ...............................      1.00%        12/01/19             26,790
        42,000  ON Semiconductor Corp., Series B ....................      2.63%        12/15/26             45,071
        21,000  SunPower Corp. (a)...................................      4.00%        01/15/23             18,309
        15,000  Xilinx, Inc. ........................................      2.63%        06/15/17             26,513
                                                                                                     --------------
                                                                                                            728,613
                                                                                                     --------------

                SOFTWARE - 9.1%
        25,000  BroadSoft, Inc. .....................................      1.50%        07/01/18             30,563
        79,000  Citrix Systems, Inc. ................................      0.50%        04/15/19             92,973
        29,000  Mentor Graphics Corp. ...............................      4.00%        04/01/31             31,846
        75,000  Nuance Communications, Inc. (a)......................      1.00%        12/15/35             67,734
        42,000  Red Hat, Inc. .......................................      0.25%        10/01/19             51,739
        28,000  Rovi Corp. ..........................................      0.50%        03/01/20             28,420
        70,000  salesforce.com, Inc. ................................      0.25%        04/01/18             92,181
        34,000  ServiceNow, Inc. ....................................       (b)         11/01/18             40,269
        15,000  Take-Two Interactive Software, Inc. .................      1.00%        07/01/18             28,350
                                                                                                     --------------
                                                                                                            464,075
                                                                                                     --------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.3%
        61,000  Electronics For Imaging, Inc. .......................      0.75%        09/01/19             65,689
                                                                                                     --------------

                TOBACCO - 0.6%
        30,000  Vector Group Ltd. ...................................      1.75%        04/15/20             33,281
                                                                                                     --------------

                TRANSPORTATION INFRASTRUCTURE - 0.6%
        29,000  Macquarie Infrastructure Corp. ......................      2.88%        07/15/19             33,694
                                                                                                     --------------
                TOTAL CONVERTIBLE CORPORATE BONDS..................................................       3,579,684
                (Cost $3,373,964)                                                                    --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)

JULY 31, 2016 (UNAUDITED)

     PAR                                                                  STATED         STATED
   AMOUNT                            DESCRIPTION                           RATE         MATURITY         VALUE
--------------  -----------------------------------------------------  -------------  -------------  --------------
CONVERTIBLE PREFERRED SECURITIES - 29.0%

                AUTOMOBILES - 0.8%
           660  Fiat Chrysler Automobiles NV ........................      7.88%        12/15/16     $       41,291
                                                                                                     --------------

                BANKS - 6.2%
           105  Bank of America Corp., Series L .....................      7.25%          (d)               126,630
            15  Huntington Bancshares, Inc./OH, Series A ............      8.50%          (d)                21,600
           126  Wells Fargo & Co., Series L .........................      7.50%          (d)               167,739
                                                                                                     --------------
                                                                                                            315,969
                                                                                                     --------------

                COMMERCIAL SERVICES & SUPPLIES - 0.4%
           250  Stericycle, Inc. ....................................      5.25%        09/15/18             18,647
                                                                                                     --------------

                DIVERSIFIED FINANCIAL SERVICES - 1.0%
           490  Mandatory Exchangeable Trust (a).....................      5.75%        06/01/19             51,835
                                                                                                     --------------

                DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
           460  Frontier Communications Corp., Series A .............     11.13%        06/29/18             45,485
                                                                                                     --------------

                ELECTRIC UTILITIES - 2.0%
           760  Exelon Corp. ........................................      6.50%        06/01/17             38,038
         1,040  NextEra Energy, Inc. ................................      6.37%        09/01/18             64,917
                                                                                                     --------------
                                                                                                            102,955
                                                                                                     --------------

                FOOD PRODUCTS - 1.7%
           230  Post Holdings, Inc. .................................      5.25%        06/01/17             35,190
           660  Tyson Foods, Inc. ...................................      4.75%        07/15/17             53,137
                                                                                                     --------------
                                                                                                             88,327
                                                                                                     --------------

                HEALTH CARE PROVIDERS & SERVICES - 0.7%
           795  Anthem, Inc. ........................................      5.25%        05/01/18             35,354
                                                                                                     --------------

                MACHINERY - 0.5%
           210  Stanley Black & Decker, Inc. ........................      6.25%        11/17/16             26,462
                                                                                                     --------------

                METALS & MINING - 0.6%
           855  Alcoa Inc., Series 1 ................................      5.38%        10/01/17             30,951
                                                                                                     --------------

                MULTI-UTILITIES - 1.6%
           440  Black Hills Corp. ...................................      7.75%        11/01/18             30,844
           950  Dominion Resources, Inc. ............................      6.38%        07/01/17             49,533
                                                                                                     --------------
                                                                                                             80,377
                                                                                                     --------------

                OIL, GAS & CONSUMABLE FUELS - 2.9%
           560  Anadarko Petroleum Corp. ............................      7.50%        06/07/18             21,302
           320  Hess Corp. ..........................................      8.00%        02/01/19             21,094
           875  Kinder Morgan, Inc./DE, Series A ....................      9.75%        10/26/18             42,700
           945  Southwestern Energy Co., Series B ...................      6.25%        01/15/18             31,516
           645  WPX Energy, Inc., Series A ..........................      6.25%        07/31/18             32,360
                                                                                                     --------------
                                                                                                            148,972
                                                                                                     --------------

                PHARMACEUTICALS - 4.8%
           180  Allergan PLC, Series A ..............................      5.50%        03/01/18            161,341


                     See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)

JULY 31, 2016 (UNAUDITED)

     PAR                                                                  STATED         STATED
   AMOUNT                            DESCRIPTION                           RATE         MATURITY         VALUE
--------------  -----------------------------------------------------  -------------  -------------  --------------
CONVERTIBLE PREFERRED SECURITIES (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
            97  Teva Pharmaceutical Industries Ltd. .................      7.00%        12/15/18     $       86,136
                                                                                                     --------------
                                                                                                            247,477
                                                                                                     --------------

                REAL ESTATE INVESTMENT TRUSTS - 3.7%
           770  American Tower Corp., Series A ......................      5.25%        05/15/17             86,725
           670  Crown Castle International Corp., Series A                 4.50%        11/01/16             77,358
           380  Welltower, Inc., Series I ...........................      6.50%          (d)                26,695
                                                                                                     --------------
                                                                                                            190,778
                                                                                                     --------------

                WIRELESS TELECOMMUNICATION SERVICES - 1.2%
           760  T-Mobile US, Inc. ...................................      5.50%        12/15/17             59,333
                                                                                                     --------------
                TOTAL CONVERTIBLE PREFERRED SECURITIES.............................................       1,484,213
                (Cost $1,441,374)                                                                    --------------

                TOTAL INVESTMENTS - 98.9%..........................................................       5,063,897
                (Cost $4,815,338) (e)

                NET OTHER ASSETS AND LIABILITIES - 1.1%............................................          53,738
                                                                                                     --------------
                NET ASSETS - 100.0%................................................................  $    5,117,635
                                                                                                     ==============

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by SSI Investment Management Inc., the sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2016, securities noted as such amounted to $435,737 or 8.5% of net assets.

(b)   Zero coupon security.

(c) Multi-Step Coupon Bond - Coupon steps up or down at predetermined dates. The interest rate shown reflects the rate in effect at July 31, 2016.

(d)   Perpetual maturity.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $377,616 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $129,057.


                     See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)

JULY 31, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               7/31/2016         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Convertible Corporate Bonds*...............  $    3,579,684   $         --   $    3,579,684   $           --
                                             --------------   ------------   --------------   --------------
Convertible Preferred Securities:
      Automobiles..........................          41,291             --           41,291               --
      Diversified Financial Services.......          51,835             --           51,835               --
      Food Products........................          88,327         53,137           35,190               --
      Pharmaceuticals......................         247,477        161,341           86,136               --
      Other industry categories*...........       1,055,283      1,055,283               --               --
                                             --------------   ------------   --------------   --------------
Total Convertible Preferred Securities.....       1,484,213      1,269,761          214,452               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $    5,063,897   $  1,269,761   $    3,794,136   $           --
                                             ==============   ============   ==============   ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                           JULY 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust SSI Strategic Convertible Securities ETF (the "Fund"), which trades under the ticker "FCVT" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Convertible corporate bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                           JULY 31, 2016 (UNAUDITED)


            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the sub-advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      12)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the type of security;

       2)   the size of the holding;

       3)   the initial cost of the security;

       4)   transactions in comparable securities;

       5)   price quotes from dealers and/or pricing services;

       6)   relationships among various securities;

       7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

       8)   an analysis of the issuer's financial statements; and

       9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                           JULY 31, 2016 (UNAUDITED)


            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

    SHARES                                          DESCRIPTION                                          VALUE
--------------  -----------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS (a) - 79.8%

                AUSTRALIA - 6.4%
         4,077  Goodman Group .....................................................................  $       23,361
         5,374  GPT Group .........................................................................          22,911
         8,707  Vicinity Centres ..................................................................          22,895
                                                                                                     --------------
                                                                                                             69,167
                                                                                                     --------------

                FRANCE - 7.9%
           233  Gecina S.A. .......................................................................          35,245
           183  Unibail-Rodamco SE ................................................................          50,360
                                                                                                     --------------
                                                                                                             85,605
                                                                                                     --------------

                GERMANY - 3.0%
         2,374  alstria office REIT-AG ............................................................          33,044
                                                                                                     --------------

                JAPAN - 12.1%
             6  Global One Real Estate Investment Corp. ...........................................          23,933
            18  GLP J-Reit ........................................................................          22,968
            15  Hulic Reit, Inc. ..................................................................          26,638
            17  Mori Hills REIT Investment Corp. ..................................................          26,741
             5  Nippon Building Fund, Inc. ........................................................          30,872
                                                                                                     --------------
                                                                                                            131,152
                                                                                                     --------------

                SINGAPORE - 8.0%
        20,843  CapitaLand Mall Trust .............................................................          33,269
        25,290  Mapletree Commercial Trust ........................................................          29,898
        29,753  Mapletree Greater China Commercial Trust ..........................................          23,857
                                                                                                     --------------
                                                                                                             87,024
                                                                                                     --------------

                SPAIN - 1.9%
         1,853  Merlin Properties Socimi S.A. .....................................................          21,214
                                                                                                     --------------

                UNITED KINGDOM - 7.7%
         2,038  British Land (The) Co., PLC .......................................................          18,098
           641  Derwent London PLC ................................................................          24,110
         2,798  Hammerson PLC .....................................................................          20,644
         1,724  Shaftesbury PLC ...................................................................          21,310
                                                                                                     --------------
                                                                                                             84,162
                                                                                                     --------------

                UNITED STATES - 32.8%
           210  Alexandria Real Estate Equities, Inc. .............................................          23,583
           172  AvalonBay Communities, Inc. .......................................................          31,932
           870  Chesapeake Lodging Trust ..........................................................          21,985
           126  Essex Property Trust, Inc. ........................................................          29,469
           293  Federal Realty Investment Trust ...................................................          49,722
         1,533  General Growth Properties, Inc. ...................................................          48,979
         2,207  New York REIT, Inc. ...............................................................          21,055
         2,612  Rexford Industrial Realty, Inc. ...................................................          59,710
           647  Vornado Realty Trust ..............................................................          69,488
                                                                                                     --------------
                                                                                                            355,923
                                                                                                     --------------
                TOTAL REAL ESTATE INVESTMENT TRUSTS ...............................................         867,291
                (Cost $798,102)                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)

JULY 31, 2016 (UNAUDITED)

    SHARES                                          DESCRIPTION                                          VALUE
--------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS (a) - 19.6%

                CANADA - 2.0%
         1,218  First Capital Realty, Inc. ........................................................  $       21,633
                                                                                                     --------------

                GERMANY - 2.5%
           578  Deutsche EuroShop AG ..............................................................          27,409
                                                                                                     --------------

                HONG KONG - 5.0%
         1,459  Sun Hung Kai Properties Ltd. ......................................................          20,874
        11,832  Swire Properties Ltd. .............................................................          32,941
                                                                                                     --------------
                                                                                                             53,815
                                                                                                     --------------

                JAPAN - 2.2%
         1,063  Mitsui Fudosan Co., Ltd. ..........................................................          23,477
                                                                                                     --------------

                SPAIN - 2.6%
         3,630  Inmobiliaria Colonial S.A. ........................................................          28,709
                                                                                                     --------------

                SWEDEN - 3.0%
         1,808  Fabege AB .........................................................................          32,285
                                                                                                     --------------

                SWITZERLAND - 2.3%
           251  PSP Swiss Property AG .............................................................          25,315
                                                                                                     --------------
                TOTAL COMMON STOCKS ...............................................................         212,643
                (Cost $202,137)                                                                      --------------

                TOTAL INVESTMENTS - 99.4% .........................................................       1,079,934
                (Cost $1,000,239) (b)
                NET OTHER ASSETS AND LIABILITIES - 0.6% ...........................................           6,162
                                                                                                     --------------
                NET ASSETS - 100.0% ...............................................................  $    1,086,096
                                                                                                     ==============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sub-industry, please see the Sub-Industry Classification table.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $116,541 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $36,846.


                     See Notes to Portfolio of Investments

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)

JULY 31, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               7/31/2016         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Real Estate Investment Trusts*.............  $      867,291   $    867,291   $           --   $           --
Common Stocks*.............................         212,643        212,643               --               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $    1,079,934   $  1,079,934   $           --   $           --
                                             ==============   ============   ==============   ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.

                                                % OF TOTAL
SUB-INDUSTRY CLASSIFICATION                     INVESTMENTS
-----------------------------------------------------------
Retail REITs                                        27.3%
Office REITs                                        23.4
Real Estate Operating Companies                     15.6
Diversified REITs                                   12.0
Industrial REITs                                     9.8
Residential REITs                                    5.7
Diversified Real Estate Activities                   4.1
Hotel & Resort REITs                                 2.1
                                                   -----
TOTAL                                              100.0%
                                                   =====


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                           JULY 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Heitman Global Prime Real Estate ETF (the "Fund"), which trades under the ticker "PRME" on the NYSE Arca, Inc.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                           JULY 31, 2016 (UNAUDITED)


If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividend received.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund IV
               -------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 20, 2016
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 20, 2016
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By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 20, 2016
     ---------------------

* Print the name and title of each signing officer under his or her signature.